Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (91.3%)
AUSTRALIA (7.7%)
Consumer Discretionary (1.8%)
Aristocrat Leisure Ltd.(a)	4,673	$111,447

Energy (0.4%)
Woodside Petroleum Ltd.(a)	1,200	27,492

Health Care (3.8%)
Cochlear Ltd.(a)	410	65,299
CSL Ltd.(a)	837	172,145
		237,444
Materials (1.7%)
BHP Group PLC(a)	5,057	110,074
		486,457
CHINA (29.4%)
Communication Services (10.4%)
58.com, Inc., ADR(b)	950	52,839
Autohome, Inc., ADR(b)	534	40,840
China Mobile Ltd.(a)	11,000	90,416
Tencent Holdings Ltd.(a)	9,900	472,133
		656,228
Consumer Discretionary (6.0%)
China International Travel Service Corp. Ltd., A Shares (Stock Connect)(a)(c)	10,399	119,801
Huazhu Group Ltd., ADR	1,632	56,304
Midea Group Co. Ltd., A Shares (Stock Connect)(a)(c)	11,399	86,527
SAIC Motor Corp. Ltd., A Shares(a)(c)	19,015	60,521
Yum China Holdings, Inc.	1,361	58,618
		381,771
Consumer Staples (1.4%)
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(a)(c)	600	88,208

Energy (0.9%)
CNOOC Ltd.(a)	37,000	55,390

Financials (3.7%)
Ping An Insurance Group Co. of China Ltd., H Shares(a)	20,500	231,811

Health Care (1.3%)
Wuxi Biologics Cayman, Inc.(a)(b)(d)	6,500	82,211

Industrials (0.8%)
Shanghai International Airport Co. Ltd., A Shares (Stock Connect)(a)(c)	4,998	48,771

Information Technology (1.8%)
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (Stock Connect)(a)(c)	16,600	83,025
Sunny Optical Technology Group Co. Ltd.(a)	1,800	28,603
		111,628

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Materials (0.9%)
Anhui Conch Cement Co. Ltd., H Shares(a)	9,500	$60,636

Real Estate (2.2%)
China Resources Land Ltd.(a)	34,000	141,437
		1,858,091
HONG KONG (9.5%)
Consumer Staples (0.9%)
Budweiser Brewing Co. APAC Ltd.(a)(b)(d)	19,100	57,756

Financials (4.2%)
AIA Group Ltd.(a)	19,000	188,270
Hong Kong Exchanges & Clearing Ltd.(a)	2,409	79,153
		267,423
Industrials (1.7%)
Jardine Strategic Holdings Ltd.(a)	3,400	104,041

Information Technology (1.0%)
ASM Pacific Technology Ltd.(a)	4,600	61,984

Real Estate (1.7%)
Swire Properties Ltd.(a)	34,500	107,102
		598,306
INDIA (14.9%)
Consumer Staples (3.6%)
Hindustan Unilever Ltd.(a)	2,144	61,130
ITC Ltd.(a)	50,856	167,448
		228,578
Financials (8.0%)
HDFC Bank Ltd.(a)	4,740	81,056
Housing Development Finance Corp. Ltd.(a)	6,969	235,759
Kotak Mahindra Bank Ltd.(a)	5,020	118,550
SBI Life Insurance Co. Ltd.(a)(d)	5,000	69,392
		504,757
Information Technology (2.3%)
Tata Consultancy Services Ltd.	4,929	143,841

Materials (1.0%)
UltraTech Cement Ltd.(a)	1,020	63,108
		940,284
INDONESIA (6.3%)
Consumer Discretionary (2.0%)
Astra International Tbk PT(a)	271,600	125,381

Consumer Staples (0.6%)
Unilever Indonesia Tbk PT(a)	68,000	39,497

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Financials (3.7%)
Bank Central Asia Tbk PT(a)	75,900	$179,353
Bank Rakyat Indonesia Persero Tbk PT(a)	158,700	51,594
		230,947
		395,825
NETHERLANDS (0.8%)
Information Technology (0.8%)
ASML Holding NV(a)	174	48,831

PHILIPPINES (2.3%)
Financials (0.4%)
Bank of the Philippine Islands	17,255	28,006

Industrials (1.7%)
Ayala Corp.(a)	7,470	106,377

Real Estate (0.2%)
Ayala Land, Inc.(a)	16,300	13,268
		147,651
SINGAPORE (7.1%)
Communication Services (0.8%)
Singapore Telecommunications Ltd.(a)	22,400	53,900

Financials (4.0%)
DBS Group Holdings Ltd.(a)	4,215	77,645
Oversea-Chinese Banking Corp. Ltd.(a)	16,232	127,731
United Overseas Bank Ltd.(a)	2,574	48,011
		253,387
Industrials (1.0%)
Keppel Corp. Ltd.(a)	13,100	63,670

Real Estate (1.3%)
City Developments Ltd.(a)	10,600	81,698
		452,655
SOUTH KOREA (1.4%)
Materials (1.4%)
LG Chem Ltd.(a)	314	87,556

TAIWAN (7.4%)
Communication Services (1.0%)
Taiwan Mobile Co. Ltd.	18,100	64,110

Information Technology (6.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	39,000	402,254
		466,364
THAILAND (3.0%)
Health Care (1.0%)
Bangkok Dusit Medical Services PCL, Foreign Shares(a)	78,700	62,582

Materials (1.3%)
Siam Cement PCL (The), Foreign Shares(a)	7,400	84,525

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2020 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Real Estate (0.7%)
Central Pattana PCL, Foreign Shares(a)	21,200	$41,073
		188,180
UNITED KINGDOM (1.5%)
Financials (0.5%)
Standard Chartered PLC(a)	3,611	30,027

Materials (1.0%)
Rio Tinto PLC - London Listing(a)	1,211	64,757
		94,784
Total Common Stocks		5,764,984

PREFERRED STOCKS (7.1%)
SOUTH KOREA (7.1%)
Information Technology (7.1%)
Samsung Electronics Co., Ltd.(a)	11,488	449,075
Total Preferred Stocks		449,075

SHORT-TERM INVESTMENT (2.5%)
UNITED STATES (2.5%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(e)	159,430	159,430
Total Short-Term Investment		159,430
Total Investments (Cost $5,649,571) —100.9%		6,373,489
Liabilities in Excess of Other Assets—(0.9)%		(59,116)
Net Assets—100.0%		$6,314,373

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(d)	Denotes a security issued under Regulation S or Rule 144A.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen China A Share Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (90.7%)
CHINA (90.7%)
Consumer Discretionary (16.5%)
China International Travel Service Corp. Ltd., A Shares (Stock Connect)(a)(b)	96,823	$1,104,452
Fuyao Glass Industry Group Co. Ltd., A Shares(a)(b)	79,141	272,046
Haier Smart Home Co. Ltd., A Shares(a)(b)	139,900	361,867
Hangzhou Robam Appliances Co. Ltd., A Shares(a)(b)	40,015	182,632
Midea Group Co. Ltd., A Shares (Stock Connect)(a)(b)	82,742	621,885
SAIC Motor Corp. Ltd., A Shares(a)(b)	54,200	170,809
		2,713,691
Consumer Staples (16.2%)
Foshan Haitian Flavouring & Food Co. Ltd., A Shares(a)(b)	36,000	541,903
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares(a)(b)	40,000	170,357
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(a)(b)	7,100	1,033,511
Wuliangye Yibin Co. Ltd., A Shares(a)(b)	32,799	567,941
Yonghui Superstores Co. Ltd., A Shares(a)(b)	328,300	347,206
		2,660,918
Energy (1.0%)
G3 Exploration Ltd.(c)	53,000	7,874
PetroChina Co. Ltd., H Shares(a)	360,000	158,739
		166,613
Financials (22.6%)
Bank of Ningbo Co. Ltd., A Shares(a)(b)	111,115	418,067
China Construction Bank Corp., Class H(a)	332,000	251,502
China Life Insurance Co. Ltd., H Shares(a)	137,000	327,161
China Merchants Bank Co. Ltd., A Shares(a)(b)	158,532	802,978
Industrial & Commercial Bank of China Ltd., Class H(a)	364,000	241,613
Ping An Bank Co. Ltd., A Shares(a)	229,700	486,467
Ping An Insurance Group Co. of China Ltd., A Shares(a)(b)	105,733	1,200,096
		3,727,884
Health Care (9.3%)
Aier Eye Hospital Group Co. Ltd., A Shares(a)(b)	106,450	599,554
Beijing Tongrentang Co. Ltd., A Shares(a)(b)	42,000	162,216
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., A Shares(a)(b)	68,300	347,862
Hangzhou Tigermed Consulting Co. Ltd., A Shares(a)(b)	41,608	428,593
		1,538,225
Industrials (5.5%)
Ningbo Zhoushan Port Co. Ltd., A Shares(a)(b)	248,100	126,948
Shanghai International Airport Co. Ltd., A Shares (Stock Connect)(a)(b)	56,062	541,665
Shenzhen Airport Co. Ltd., A Shares (Stock Connect)(a)(b)	191,501	241,112
		909,725
Information Technology (12.1%)
Beijing Sinnet Technology Co. Ltd., A Shares(a)(b)	158,300	463,735
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (Stock Connect)(a)(b)	184,150	911,957
Venustech Group, Inc., A Shares(a)(b)	112,600	613,053
		1,988,745

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2020 (Unaudited)

Aberdeen China A Share Equity Fund

Materials (3.0%)
Anhui Conch Cement Co. Ltd., A Shares(a)(b)	74,600	$500,895

Real Estate (4.5%)
China Vanke Co. Ltd., A Shares(a)(b)	133,973	536,540
China World Trade Center Co. Ltd., A Shares(a)(b)	89,949	199,247
		735,787
		14,942,483
Total Common Stocks		14,942,483

EXCHANGE-TRADED FUNDS (4.3%)
CHINA (3.2%)
Xtrackers Harvest CSI 300 China A-Shares ETF(b)(d)	20,024	529,034

UNITED STATES (1.1%)
KraneShares Bosera MSCI China A ETF(b)	5,970	176,294
Total Exchange-Traded Funds		705,328

SHORT-TERM INVESTMENT (4.9%)
UNITED STATES (4.9%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(e)	810,065	810,065
		810,065
Total Short-Term Investment		810,065
Total Investments (Cost $16,698,732) —99.9%		16,457,876
Other Assets in Excess of Liabilities—0.1%		15,505
Net Assets—100.0%		$16,473,381

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Non-income producing security.
(d)	All or a portion of the securities are on loan. The total value of all securities on loan is $511,670. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

ETF	Exchange-Traded Fund

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen Dynamic Dividend Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.8%)
AUSTRALIA (0.8%)
Consumer Staples (0.8%)
Treasury Wine Estates Ltd.(a)	121,100	$1,040,195

BRAZIL (2.7%)
Industrials (1.7%)
CCR SA	288,400	1,228,323
Cosan Logistica SA(b)	196,400	947,926
		2,176,249
Materials (1.0%)
Vale SA, ADR	105,000	1,231,650
		3,407,899
CANADA (2.3%)
Energy (1.3%)
Enbridge, Inc.	40,600	1,651,202

Materials (1.0%)
Barrick Gold Corp.	70,876	1,312,624
		2,963,826
CHINA (0.7%)
Industrials (0.5%)
CRRC Corp. Ltd., Class H(a)	894,950	590,088

Real Estate (0.2%)
China Evergrande Group(a)	143,000	315,982
		906,070
FINLAND (0.8%)
Information Technology (0.8%)
Nokia OYJ(a)	261,600	1,018,331

FRANCE (4.4%)
Energy (0.9%)
TOTAL SA, ADR	24,300	1,180,737

Financials (1.0%)
AXA SA(a)	48,600	1,292,350

Industrials (1.1%)
Alstom SA(a)	26,194	1,388,288

Utilities (1.4%)
Veolia Environnement SA(a)	58,500	1,725,772
		5,587,147

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Dynamic Dividend Fund

GERMANY (3.4%)
Financials (1.1%)
Deutsche Boerse AG(a)	8,800	$1,428,446

Health Care (1.2%)
Bayer AG(a)	19,900	1,597,084

Information Technology (1.1%)
Infineon Technologies AG(a)	63,100	1,355,574
		4,381,104
HONG KONG (2.2%)
Financials (2.2%)
AIA Group Ltd.(a)	154,600	1,531,923
Hong Kong Exchanges & Clearing Ltd.(a)	38,100	1,251,868
		2,783,791
INDONESIA (1.1%)
Communication Services (1.1%)
Tower Bersama Infrastructure Tbk PT(a)	16,386,000	1,387,674

JAPAN (3.3%)
Financials (1.1%)
Mitsubishi UFJ Financial Group, Inc.(a)	263,900	1,355,026

Health Care (1.1%)
Shionogi & Co. Ltd.(a)	23,400	1,391,694

Real Estate (1.1%)
GLP J-REIT(a)	1,100	1,477,547
		4,224,267
LUXEMBOURG (0.8%)
Materials (0.8%)
ArcelorMittal SA	73,400	1,076,044

MEXICO (0.5%)
Utilities (0.5%)
Infraestructura Energetica Nova SAB de CV	142,400	669,213

NETHERLANDS (1.0%)
Consumer Staples (1.0%)
Unilever NV(a)	22,900	1,336,265

NORWAY (1.1%)
Communication Services (1.1%)
Telenor ASA(a)	75,800	1,369,785

SINGAPORE (1.2%)
Financials (1.2%)
Oversea-Chinese Banking Corp. Ltd.(a)	197,800	1,556,509

SOUTH KOREA (1.4%)
Materials (1.4%)
LG Chem Ltd.(a)	6,300	1,756,689

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Dynamic Dividend Fund

SPAIN (1.4%)
Industrials (1.4%)
Ferrovial SA(a)	54,558	$1,733,058

SWEDEN (1.8%)
Consumer Staples (1.1%)
Essity AB, Class B(a)	44,400	1,409,519

Financials (0.7%)
Swedbank AB, A Shares(a)	60,700	931,971
		2,341,490
SWITZERLAND (4.9%)
Consumer Staples (1.2%)
Nestle SA(a)	14,000	1,544,096

Financials (1.3%)
Zurich Insurance Group AG(a)	4,000	1,660,471

Health Care (2.4%)
Novartis AG(a)	15,000	1,417,022
Roche Holding AG(a)	4,800	1,610,248
		3,027,270
		6,231,837
UNITED KINGDOM (9.1%)
Communication Services (2.2%)
Cineworld Group PLC(a)	485,000	1,132,038
Vodafone Group PLC(a)	862,100	1,693,783
		2,825,821
Energy (1.0%)
BP PLC, ADR	35,800	1,293,454

Financials (1.1%)
Standard Chartered PLC(a)	174,500	1,451,044

Health Care (2.3%)
Dechra Pharmaceuticals PLC(a)	36,200	1,356,465
GlaxoSmithKline PLC, ADR	33,100	1,549,080
		2,905,545
Industrials (1.3%)
Melrose Industries PLC(a)	530,274	1,625,125

Information Technology (1.2%)
Avast PLC(a)(c)	270,900	1,521,499
		11,622,488
UNITED STATES (52.9%)
Communication Services (2.6%)
Activision Blizzard, Inc.	21,800	1,274,864
Alphabet, Inc., Class C(b)	1,400	2,007,922
		3,282,786

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Dynamic Dividend Fund

Consumer Discretionary (9.2%)
Aptiv PLC	16,800	$1,424,472
Dollar General Corp.	9,400	1,442,054
Las Vegas Sands Corp.	22,500	1,469,475
Lennar Corp., Class A	22,500	1,493,100
Lowe's Cos., Inc.	14,300	1,662,232
Target Corp.	14,900	1,650,026
TJX Cos., Inc. (The)	22,800	1,346,112
Whirlpool Corp.	8,600	1,257,062
		11,744,533
Consumer Staples (2.9%)
Kraft Heinz Co. (The)	32,900	960,680
Molson Coors Brewing Co., Class B	22,100	1,228,318
Mondelez International, Inc., Class A	26,600	1,526,308
		3,715,306
Energy (3.1%)
EOG Resources, Inc.	18,300	1,334,253
Kinder Morgan, Inc.	71,100	1,483,857
Schlumberger Ltd.	33,000	1,105,830
		3,923,940
Financials (5.9%)
Bank of America Corp.	47,200	1,549,576
Blackstone Group, Inc. (The), Class A	11,500	702,305
Charles Schwab Corp. (The)	38,600	1,758,230
Citigroup, Inc.	21,100	1,570,051
Goldman Sachs Group, Inc. (The)	2,700	641,925
Huntington Bancshares, Inc.	95,300	1,293,221
		7,515,308
Health Care (6.4%)
Allergan PLC	7,500	1,399,800
Bristol-Myers Squibb Co.	22,200	1,397,490
Eli Lilly & Co.	10,100	1,410,364
Medtronic PLC	13,600	1,569,984
Pfizer, Inc.	31,300	1,165,612
UnitedHealth Group, Inc.	4,500	1,226,025
		8,169,275
Industrials (3.9%)
Delta Air Lines, Inc.	24,800	1,382,352
FedEx Corp.	9,800	1,417,472
Norfolk Southern Corp.	6,700	1,395,007
Raytheon Co.	3,400	751,196
		4,946,027
Information Technology (14.8%)
Apple, Inc.	10,500	3,249,855
Broadcom, Inc.	4,900	1,495,284
Cisco Systems, Inc.	32,600	1,498,622
Intel Corp.	34,000	2,173,620
Leidos Holdings, Inc.	7,600	763,572
Microsoft Corp.	14,600	2,485,358
NortonLifeLock, Inc.	210,300	5,976,726
TE Connectivity Ltd.	13,300	1,225,994
		18,869,031

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2020 (Unaudited)

Aberdeen Dynamic Dividend Fund

Real Estate (1.8%)
Digital Realty Trust, Inc., REIT	11,100	$1,365,189
GEO Group, Inc. (The), REIT	61,400	970,120
		2,335,309
Utilities (2.3%)
FirstEnergy Corp.	26,700	1,356,093
NextEra Energy, Inc.	6,000	1,609,200
		2,965,293
		67,466,808
Total Common Stocks		124,860,490

PREFERRED STOCKS (1.3%)
SOUTH KOREA (1.3%)
Information Technology (1.3%)
Samsung Electronics Co., Ltd.(a)	43,900	1,716,084
Total Preferred Stocks		1,716,084

SHORT-TERM INVESTMENT (0.5%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(d)	584,654	584,654
Total Short-Term Investment		584,654
Total Investments (Cost $109,867,119) —99.6%		127,161,228
Other Assets in Excess of Liabilities—0.4%		500,826
Net Assets—100.0%		$127,662,054

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At January 31, 2020, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
United States Dollar/Euro
04/08/2020	State Street Bank and Trust	USD	2,916,392	EUR	2,600,000	$2,894,875	$21,517

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (87.6%)
BRAZIL (7.4%)
Consumer Discretionary (1.3%)
Lojas Renner SA	4,680,578	$62,788,775

Consumer Staples (1.8%)
Ambev SA	12,254,600	51,077,525
BRF SA(a)	5,334,669	38,054,952
		89,132,477
Financials (0.9%)
IRB Brasil Resseguros S/A	3,948,120	41,328,683

Materials (2.4%)
Vale SA, ADR	10,115,920	118,659,742

Real Estate (1.0%)
Multiplan Empreendimentos Imobiliarios SA	6,128,900	49,631,124
		361,540,801
CHILE (0.7%)
Financials (0.7%)
Banco Santander Chile, ADR	1,833,946	36,752,278

CHINA (27.5%)
Communication Services (10.1%)
58.com, Inc., ADR(a)	1,283,795	71,404,678
Autohome, Inc., ADR(a)(b)	795,830	60,865,078
China Mobile Ltd.(c)	6,530,600	53,679,257
Tencent Holdings Ltd.(c)	6,498,200	309,900,277
		495,849,290
Consumer Discretionary (5.5%)
China International Travel Service Corp. Ltd., A Shares (Stock Connect)(c)(d)	5,789,918	66,702,220
Huazhu Group Ltd., ADR(b)	1,551,435	53,524,507
Midea Group Co. Ltd., A Shares (Stock Connect)(c)(d)	7,830,579	59,439,862
Prosus(a)(c)	809,660	58,403,730
Yum China Holdings, Inc.	750,929	32,342,512
		270,412,831
Consumer Staples (1.3%)
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(c)(d)	418,318	61,498,295

Financials (5.1%)
China Merchants Bank Co. Ltd., H Shares(c)	12,436,000	59,960,927
Ping An Insurance Group Co. of China Ltd., H Shares(c)	16,990,000	192,120,387
		252,081,314
Health Care (1.1%)
Wuxi Biologics Cayman, Inc.(a)(c)(e)	4,154,000	52,539,249

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Emerging Markets Fund

Industrials (1.0%)
Shanghai International Airport Co. Ltd., A Shares (Stock Connect)(c)(d)	5,002,592	$48,815,404

Information Technology (1.2%)
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (Stock Connect)(c)(d)	6,696,347	33,491,927
Sunny Optical Technology Group Co. Ltd.(c)	1,465,100	23,281,032
		56,772,959
Real Estate (2.2%)
China Resources Land Ltd.(c)	25,636,000	106,643,760
		1,344,613,102
HONG KONG (4.9%)
Consumer Staples (0.8%)
Budweiser Brewing Co. APAC Ltd.(a)(c)(e)	13,549,700	40,972,321

Financials (4.1%)
AIA Group Ltd.(c)	12,791,200	126,747,303
Hong Kong Exchanges & Clearing Ltd.(c)	2,169,165	71,273,187
		198,020,490
		238,992,811
INDIA (14.4%)
Consumer Staples (2.6%)
Hindustan Unilever Ltd.(c)	1,657,178	47,249,835
ITC Ltd.(c)	24,043,401	79,164,960
		126,414,795
Financials (8.1%)
Housing Development Finance Corp. Ltd.(c)	6,388,270	216,112,835
Kotak Mahindra Bank Ltd.(c)	4,875,405	115,134,986
SBI Life Insurance Co. Ltd.(c)(e)	4,711,400	65,386,431
		396,634,252
Information Technology (1.9%)
Tata Consultancy Services Ltd.	3,218,486	93,923,908

Materials (1.8%)
Grasim Industries Ltd.(c)	961,262	10,458,906
UltraTech Cement Ltd.(c)	1,271,449	78,665,196
		89,124,102
		706,097,057
INDONESIA (5.8%)
Consumer Discretionary (1.6%)
Astra International Tbk PT(c)	175,450,000	80,994,269

Financials (3.4%)
Bank Central Asia Tbk PT(c)	41,997,200	99,240,200
Bank Rakyat Indonesia Persero Tbk PT(c)	210,321,100	68,376,392
		167,616,592
Materials (0.8%)
Indocement Tunggal Prakarsa Tbk PT(c)	31,567,600	37,829,631
		286,440,492

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Emerging Markets Fund

ITALY (0.5%)
Energy (0.5%)
Tenaris SA, ADR	1,138,151	$23,548,344

MACAU (1.4%)
Consumer Discretionary (1.4%)
Sands China Ltd.(c)	14,050,000	67,753,385

MEXICO (5.4%)
Consumer Staples (2.0%)
Fomento Economico Mexicano SAB de CV, ADR	1,086,001	97,924,710

Financials (2.1%)
Grupo Financiero Banorte SAB de CV, Class O	16,243,139	100,103,916

Industrials (1.3%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,354,250	64,507,470
		262,536,096
NETHERLANDS (0.7%)
Information Technology (0.7%)
ASML Holding NV(c)	114,300	32,076,811

PHILIPPINES (2.2%)
Financials (0.9%)
Bank of the Philippine Islands	28,461,544	46,194,716

Real Estate (1.3%)
Ayala Land, Inc.(c)	74,953,200	61,011,766
		107,206,482
RUSSIA (3.7%)
Energy (2.4%)
LUKOIL PJSC, ADR	681,818	69,634,072
Novatek PJSC(c)	2,673,950	48,320,875
		117,954,947
Financials (1.3%)
Sberbank of Russia PJSC(c)	15,974,956	63,011,036
		180,965,983
SOUTH AFRICA (2.8%)
Communication Services (0.9%)
MTN Group Ltd.(c)	7,819,778	41,862,294

Consumer Discretionary (1.9%)
Naspers Ltd., N Shares(c)	583,960	94,716,274
		136,578,568
SOUTH KOREA (1.8%)
Materials (1.8%)
LG Chem Ltd.(c)	320,304	89,313,418

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2020 (Unaudited)

Aberdeen Emerging Markets Fund

TAIWAN (6.7%)
Information Technology (6.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.(c)	31,836,017	$328,363,144

THAILAND (0.7%)
Materials (0.7%)
Siam Cement PCL (The), Foreign Shares(c)	2,997,200	34,234,861

TURKEY (1.0%)
Consumer Staples (1.0%)
BIM Birlesik Magazalar A.S.(c)	5,856,315	47,666,288
Total Common Stocks		4,284,679,921

PREFERRED STOCKS (11.5%)
BRAZIL (4.7%)
Energy (1.6%)
Petroleo Brasileiro SA	11,718,700	77,849,207

Financials (3.1%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	19,833,604	151,330,399
		229,179,606
SOUTH KOREA (6.8%)
Consumer Staples (0.0%)
Amorepacific Corp., Preferred Shares(c)	3,225	223,788

Information Technology (6.8%)
Samsung Electronics Co., Ltd.(c)	8,568,567	334,951,834
		335,175,622
Total Preferred Stocks		564,355,228

SHORT-TERM INVESTMENT (1.2%)
UNITED STATES (1.2%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(f)	61,081,572	61,081,572
Total Short-Term Investment		61,081,572
Total Investments (Cost $4,223,654,917) —100.3%		4,910,116,721
Liabilities in Excess of Other Assets—(0.3)%		(17,047,195)
Net Assets—100.0%		$4,893,069,526

(a)	Non-income producing security.
(b)	All or a portion of the securities are on loan. The total value of all securities on loan is $98,575,945. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(c)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.
(d)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

ADR	American Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen Focused U.S. Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.0%)
Communication Services (8.8%)
Alphabet, Inc., Class A(a)	626	$896,920
Comcast Corp., Class A	20,984	906,299
		1,803,219
Consumer Discretionary (12.3%)
Amazon.com, Inc.(a)	637	1,279,555
Tiffany & Co.	3,942	528,307
TJX Cos., Inc. (The)	12,138	716,627
		2,524,489
Consumer Staples (7.0%)
Alimentation Couche-Tard, Inc., Class B	21,474	717,693
Costco Wholesale Corp.	2,351	718,278
		1,435,971
Energy (2.5%)
EOG Resources, Inc.	6,977	508,693

Financials (10.7%)
Charles Schwab Corp. (The)	15,196	692,178
First Republic Bank	5,568	617,380
Intercontinental Exchange, Inc.	9,045	902,148
		2,211,706
Health Care (11.2%)
Baxter International, Inc.	9,716	866,862
Boston Scientific Corp.(a)	16,834	704,840
UnitedHealth Group, Inc.	2,661	724,989
		2,296,691
Industrials (11.1%)
IHS Markit Ltd.(a)	10,424	822,037
Kansas City Southern	4,573	771,419
Raytheon Co.	3,148	695,519
		2,288,975
Information Technology (26.6%)
Adobe, Inc.(a)	2,621	920,338
Fidelity National Information Services, Inc.	6,062	870,867
Microsoft Corp.	9,038	1,538,539
NICE Ltd., ADR(a)	5,212	898,027
Visa, Inc., Class A	6,290	1,251,521
		5,479,292
Real Estate (3.6%)
Equinix, Inc., REIT	1,258	741,880

Utilities (4.2%)
NextEra Energy, Inc.	3,230	866,286
Total Common Stocks		20,157,202

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2020 (Unaudited)

Aberdeen Focused U.S. Equity Fund

SHORT-TERM INVESTMENT (2.0%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(b)	$410,683	$410,683
Total Short-Term Investment		410,683
Total Investments (Cost $15,737,473) —100.0%		20,567,885
Liabilities in Excess of Other Assets—0.0%		(8,065)
Net Assets—100.0%		$20,559,820

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (94.5%)
AUSTRALIA (4.2%)
Consumer Staples (1.7%)
Treasury Wine Estates Ltd.(a)	60,600	$520,527

Health Care (2.5%)
CSL Ltd.(a)	3,600	740,407
		1,260,934
CHINA (3.5%)
Communication Services (3.5%)
Tencent Holdings Ltd.(a)	21,600	1,030,108

FRANCE (2.0%)
Consumer Discretionary (2.0%)
LVMH Moet Hennessy Louis Vuitton SE(a)	1,400	609,661

HONG KONG (3.2%)
Financials (3.2%)
AIA Group Ltd.(a)	94,900	940,359

INDIA (4.6%)
Consumer Staples (1.5%)
ITC Ltd.(a)	130,050	428,201

Financials (3.1%)
Housing Development Finance Corp. Ltd.(a)	27,500	930,315
		1,358,516
JAPAN (7.6%)
Health Care (2.5%)
Sysmex Corp.(a)	10,400	744,018

Industrials (1.7%)
FANUC Corp.(a)	2,710	493,572

Information Technology (1.9%)
Keyence Corp.(a)	1,700	571,467

Materials (1.5%)
Shin-Etsu Chemical Co. Ltd.(a)	4,000	457,455
		2,266,512
MEXICO (1.5%)
Consumer Staples (1.5%)
Fomento Economico Mexicano SAB de CV, ADR	4,900	441,833

SINGAPORE (2.6%)
Financials (2.6%)
Oversea-Chinese Banking Corp. Ltd.(a)	97,785	769,480

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global Equity Fund

SWEDEN (1.9%)
Industrials (1.9%)
Atlas Copco AB, A Shares(a)	15,600	$552,146

SWITZERLAND (7.8%)
Consumer Staples (2.0%)
Nestle SA(a)	5,400	595,580

Health Care (5.8%)
Novartis AG(a)	8,500	802,979
Roche Holding AG(a)	2,800	939,311
		1,742,290
		2,337,870
TAIWAN (3.3%)
Information Technology (3.3%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,400	992,496

UNITED KINGDOM (7.9%)
Consumer Staples (2.5%)
Diageo PLC(a)	18,600	735,502

Financials (2.3%)
Standard Chartered PLC(a)	81,930	681,284

Industrials (1.5%)
Experian PLC(a)	13,300	462,946

Materials (1.6%)
Croda International PLC(a)	7,439	488,510
		2,368,242
UNITED STATES (44.4%)
Communication Services (3.0%)
Alphabet, Inc., Class A(b)	620	888,323

Consumer Discretionary (3.8%)
Booking Holdings, Inc.(b)	300	549,165
TJX Cos., Inc. (The)	10,100	596,304
		1,145,469
Consumer Staples (4.5%)
Estee Lauder Cos., Inc. (The), Class A	3,700	722,092
PepsiCo, Inc.	4,450	631,989
		1,354,081
Energy (4.5%)
EOG Resources, Inc.	9,200	670,772
Schlumberger Ltd.	19,800	663,498
		1,334,270
Financials (8.9%)
Charles Schwab Corp. (The)	12,400	564,820
CME Group, Inc.	4,500	976,995
First Republic Bank	4,100	454,608
Intercontinental Exchange, Inc.	6,500	648,310
		2,644,733

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2020 (Unaudited)

Aberdeen Global Equity Fund

Health Care (3.4%)
Boston Scientific Corp.(b)	10,600	$443,822
PRA Health Sciences, Inc.(b)	5,700	577,467
		1,021,289
Industrials (1.5%)
Deere & Co.	2,800	444,024

Information Technology (13.2%)
Autodesk, Inc.(b)	4,700	925,195
Fidelity National Information Services, Inc.	4,600	660,836
Microsoft Corp.	6,600	1,123,518
Visa, Inc., Class A	6,100	1,213,717
		3,923,266
Materials (1.6%)
Linde PLC	2,300	467,199
		13,222,654
Total Common Stocks		28,150,811

PREFERRED STOCKS (4.2%)
BRAZIL (1.9%)
Financials (1.9%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	74,368	567,428

SOUTH KOREA (2.3%)
Information Technology (2.3%)
Samsung Electronics Co. Ltd., GDR	700	680,400
Total Preferred Stocks		1,247,828

SHORT-TERM INVESTMENT (1.5%)
UNITED STATES (1.5%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(c)	453,751	453,751
Total Short-Term Investment		453,751
Total Investments (Cost $24,601,814) —100.2%		29,852,390
Liabilities in Excess of Other Assets—(0.2)%		(61,002)
Net Assets—100.0%		$29,791,388

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen Global Infrastructure Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.7%)
ARGENTINA (1.4%)
Industrials (0.9%)
Corp. America Airports SA(a)	162,400	$842,856

Materials (0.5%)
Loma Negra Cia Industrial Argentina SA, ADR(a)	75,800	523,020
		1,365,876
BRAZIL (4.5%)
Industrials (4.5%)
CCR SA	511,100	2,176,823
Cosan Logistica SA(a)	500,000	2,413,254
		4,590,077
CANADA (4.2%)
Energy (2.8%)
Enbridge, Inc.	71,200	2,895,022

Industrials (1.4%)
Canadian Pacific Railway Ltd.	5,200	1,382,212
		4,277,234
CHINA (6.6%)
Communication Services (0.7%)
China Unicom Hong Kong Ltd., ADR	89,800	749,830

Industrials (5.1%)
China Everbright International Ltd.(b)	1,048,333	743,554
China Railway Construction Corp. Ltd., Class H(b)	1,182,500	1,153,812
COSCO SHIPPING Ports Ltd.(b)	1,719,227	1,216,005
CRRC Corp. Ltd., Class H(b)	1,468,200	968,062
Zhejiang Expressway Co. Ltd., Class H(b)	1,320,100	1,077,687
		5,159,120
Utilities (0.8%)
Beijing Enterprises Water Group Ltd.(b)	1,844,000	820,063
		6,729,013
FRANCE (7.0%)
Industrials (5.1%)
Aeroports de Paris(b)	6,500	1,229,802
Bouygues SA(b)	29,500	1,165,535
Vinci SA(b)	25,200	2,791,884
		5,187,221
Utilities (1.9%)
Veolia Environnement SA(b)	66,200	1,952,925
		7,140,146

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global Infrastructure Fund

GERMANY (2.1%)
Industrials (1.1%)
Fraport AG Frankfurt Airport Services Worldwide(b)	14,600	$1,085,904

Utilities (1.0%)
RWE AG(b)	30,000	1,040,015
		2,125,919
INDONESIA (4.3%)
Communication Services (3.3%)
Sarana Menara Nusantara Tbk PT	19,915,900	1,232,438
Tower Bersama Infrastructure Tbk PT(b)	25,500,000	2,159,507
		3,391,945
Industrials (1.0%)
Jasa Marga Persero Tbk PT(b)	2,903,900	973,565
		4,365,510
ITALY (5.0%)
Industrials (1.4%)
Atlantia SpA(b)	57,800	1,418,304

Materials (1.6%)
Buzzi Unicem SpA(b)	71,300	1,665,099

Utilities (2.0%)
Enel SpA(b)	232,100	2,023,056
		5,106,459
JAPAN (1.7%)
Industrials (1.7%)
East Japan Railway Co.(b)	20,100	1,769,836

LUXEMBOURG (0.9%)
Communication Services (0.9%)
SES SA, ADR(b)	75,800	930,274

MALAYSIA (1.0%)
Industrials (1.0%)
Malaysia Airports Holdings Bhd(b)	624,200	1,022,184

MEXICO (4.3%)
Industrials (2.3%)
Promotora y Operadora de Infraestructura SAB de CV	220,000	2,379,244

Utilities (2.0%)
Infraestructura Energetica Nova SAB de CV	432,000	2,030,197
		4,409,441
NETHERLANDS (1.0%)
Communication Services (1.0%)
Koninklijke KPN NV(b)	362,700	1,016,226

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global Infrastructure Fund

NORWAY (1.6%)
Communication Services (1.6%)
Telenor ASA(b)	89,800	$1,622,780

PHILIPPINES (1.7%)
Industrials (1.7%)
International Container Terminal Services, Inc.(b)	675,800	1,722,903

SPAIN (9.6%)
Communication Services (2.8%)
Cellnex Telecom SA(b)(c)	57,700	2,869,719

Industrials (3.0%)
Ferrovial SA(b)	95,796	3,043,001

Utilities (3.8%)
Atlantica Yield PLC	46,100	1,324,222
EDP Renovaveis SA	187,300	2,492,700
		3,816,922
		9,729,642
UNITED KINGDOM (4.2%)
Communication Services (2.8%)
Vodafone Group PLC(b)	934,100	1,835,243
Vodafone Group PLC, ADR	50,000	980,500
		2,815,743
Utilities (1.4%)
National Grid PLC, ADR	21,800	1,444,904
		4,260,647
UNITED STATES (37.6%)
Communication Services (2.7%)
DISH Network Corp., Class A(a)	27,500	1,010,900
T-Mobile US, Inc.(a)	21,500	1,702,585
		2,713,485
Consumer Discretionary (1.0%)
TravelCenters of America, Inc.(a)	62,921	1,059,589

Energy (6.3%)
Energy Transfer LP	47,869	602,671
Kinder Morgan, Inc.	137,300	2,865,451
Williams Cos., Inc.	143,800	2,975,222
		6,443,344
Industrials (7.1%)
Dycom Industries, Inc.(a)	27,100	1,095,382
Kansas City Southern	11,700	1,973,673
Norfolk Southern Corp.	8,700	1,811,427
Union Pacific Corp.	6,600	1,184,172
Waste Connections, Inc.	11,600	1,117,196
		7,181,850

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global Infrastructure Fund

Information Technology (2.2%)
NortonLifeLock, Inc.	80,000	$2,273,600

Materials (0.7%)
Vulcan Materials Co.	5,000	708,150

Real Estate (6.0%)
American Tower Corp., REIT	7,400	1,714,876
CoreCivic, Inc., REIT	31,700	505,615
Crown Castle International Corp., REIT	15,900	2,382,456
GEO Group, Inc. (The), REIT	94,000	1,485,200
		6,088,147
Utilities (11.6%)
American Electric Power Co., Inc.(d)	14,700	1,532,034
Clearway Energy, Inc., Class C	54,600	1,155,882
CMS Energy Corp.	27,400	1,877,174
Evergy, Inc.	27,256	1,966,793
FirstEnergy Corp.	36,200	1,838,598
NextEra Energy, Inc.	7,000	1,877,400
Vistra Energy Corp.	70,200	1,580,904
		11,828,785
		38,296,950
Total Common Stocks		100,481,117

SHORT-TERM INVESTMENT (1.4%)
UNITED STATES (1.4%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(e)	1,475,771	1,475,771
Total Short-Term Investment		1,475,771
Total Investments (Cost $88,389,788) —100.1%		101,956,888
Liabilities in Excess of Other Assets—(0.1)%		(149,056)
Net Assets—100.0%		$101,807,832

(a)	Non-income producing security.
(b)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	All or a portion of the security has been designated as collateral for the line of credit.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2020 (Unaudited)

Aberdeen Global Infrastructure Fund

At January 31, 2020, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/Hong Kong Dollar
04/08/2020	HSBC Bank plc	USD	6,805,938	HKD	53,000,000	$6,817,714	$(11,776)

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen Income Builder Fund

	Shares or Principal Amount	Value
COMMON STOCKS (48.0%)
UNITED STATES (48.0%)
Communication Services (7.7%)
Alphabet, Inc., Class A(a)	1,400	$2,005,892
Alphabet, Inc., Class C(a)	1,400	2,007,922
Comcast Corp., Class A	45,000	1,943,550
Verizon Communications, Inc.	15,000	891,600
		6,848,964
Consumer Discretionary (4.1%)
Dollar Tree, Inc.(a)	13,960	1,215,497
TJX Cos., Inc. (The)	42,000	2,479,680
		3,695,177
Consumer Staples (1.1%)
Constellation Brands, Inc., Class A	5,000	941,500

Financials (9.3%)
Bank of America Corp.	61,000	2,002,630
Charles Schwab Corp. (The)	29,391	1,338,760
Citigroup, Inc.	22,000	1,637,020
CME Group, Inc.	8,000	1,736,880
JPMorgan Chase & Co.	12,277	1,624,984
		8,340,274
Health Care (6.5%)
Baxter International, Inc.	12,365	1,103,205
Johnson & Johnson	20,000	2,977,400
UnitedHealth Group, Inc.	6,500	1,770,925
		5,851,530
Industrials (3.6%)
Allison Transmission Holdings, Inc.	29,556	1,306,375
CSX Corp.	25,000	1,908,500
		3,214,875
Information Technology (11.3%)
Apple, Inc.	10,567	3,270,592
Broadcom, Inc.	4,205	1,283,198
Marvell Technology Group Ltd.(b)	46,692	1,122,476
Microsoft Corp.	26,083	4,440,109
		10,116,375
Real Estate (1.4%)
Equinix, Inc., REIT	2,130	1,256,125

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Income Builder Fund

Utilities (3.0%)
CMS Energy Corp.	17,000	$1,164,670
NextEra Energy, Inc.	5,500	1,475,100
		2,639,770
		42,904,590
Total Common Stocks		42,904,590

CORPORATE BONDS (47.5%)
Canada (0.6%)
Food Products (0.6%)
Clearwater Seafoods, Inc. (USD), 6.88%, 05/01/2025 (c)	506,000	527,085

Ireland (1.0%)
Commercial Services & Supplies (1.0%)
Cimpress PLC (USD), 7.00%, 06/15/2026 (c)	850,000	898,284

Netherlands (0.5%)
Packaging & Containers (0.5%)
Trivium Packaging Finance BV (USD), 5.50%, 08/15/2026 (c)	467,000	492,101

UNITED STATES (44.8%)
Advertising (0.9%)
Outfront Media Capital LLC / Outfront Media Capital Corp. (USD), 4.63%, 03/15/2030 (c)	749,000	771,470

Auto Manufacturers (0.3%)
General Motors Financial Co., Inc., (fixed rate to 09/30/2027, variable rate thereafter), Series A, (USD), 5.75%, 09/30/2027 (d)	234,000	235,521

Building Materials (1.3%)
Builders FirstSource, Inc. (USD), 5.63%, 09/01/2024 (c)	440,000	456,368
Builders FirstSource, Inc. (USD), 6.75%, 06/01/2027 (c)	64,000	70,093
Tecnoglass, Inc. (USD), 8.20%, 01/31/2022 (c)	614,000	662,137
		1,188,598
Coal (0.5%)
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. (USD), 7.50%, 06/15/2025 (c)	475,000	456,000

Commercial Services & Supplies (2.2%)
ASGN, Inc. (USD), 4.63%, 05/15/2028 (c)	381,000	388,620
Graham Holdings Co. (USD), 5.75%, 06/01/2026 (c)	622,000	662,430
Iron Mountain, Inc. (USD), 6.00%, 08/15/2023	856,000	874,190
		1,925,240
Computers & Peripherals (2.1%)
Banff Merger Sub, Inc. (USD), 9.75%, 09/01/2026 (c)	509,000	522,260
Dell International LLC / EMC Corp. (USD), 6.02%, 06/15/2026 (c)	172,000	200,850
Dell International LLC / EMC Corp. (USD), 5.30%, 10/01/2029 (c)	743,000	855,230
Dell International LLC / EMC Corp. (USD), 5.88%, 06/15/2021 (c)	294,000	296,940
		1,875,280
Diversified Financial Services (0.7%)
Alliance Data Systems Corp. (USD), 4.75%, 12/15/2024 (c)	608,000	606,206

Diversified Telecommunication Services (4.4%)
Cincinnati Bell, Inc. (USD), 8.00%, 10/15/2025 (c)	538,000	571,179
CommScope, Inc. (USD), 6.00%, 03/01/2026 (c)	535,000	561,082
Consolidated Communications, Inc. (USD), 6.50%, 10/01/2022 (b)	750,000	715,781

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Income Builder Fund

Qwest Capital Funding, Inc. (USD), 6.88%, 07/15/2028	$203,000	$207,568
Qwest Capital Funding, Inc. (USD), 7.75%, 02/15/2031	202,000	212,100
Sprint Corp. (USD), 7.88%, 09/15/2023	1,524,000	1,619,082
		3,886,792
Electric Utilities (1.4%)
Calpine Corp. (USD), 5.25%, 06/01/2026 (c)	608,000	627,821
NRG Energy, Inc. (USD), 5.25%, 06/15/2029 (c)	556,000	599,173
		1,226,994
Energy Equipment & Services (3.1%)
Cheniere Corpus Christi Holdings LLC (USD), 7.00%, 06/30/2024	1,081,000	1,251,933
Cheniere Energy Partners LP, Series WI (USD), 5.25%, 10/01/2025	443,000	456,290
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (USD), 5.75%, 04/01/2025	73,000	74,117
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (USD), 5.63%, 05/01/2027 (c)	502,000	505,163
Western Midstream Operating LP (USD), 4.50%, 03/01/2028	68,000	68,655
Western Midstream Operating LP (USD), 4.75%, 08/15/2028	396,000	406,493
		2,762,651
Energy-Alternate Sources (0.3%)
Enviva Partners LP / Enviva Partners Finance Corp. (USD), 6.50%, 01/15/2026 (c)	277,000	295,495

Entertainment (1.5%)
Cedar Fair LP (USD), 5.25%, 07/15/2029 (c)	649,000	684,695
Live Nation Entertainment, Inc. (USD), 4.75%, 10/15/2027 (c)	241,000	247,941
Six Flags Entertainment Corp. (USD), 4.88%, 07/31/2024 (c)	404,000	412,585
		1,345,221
Environmental Control (0.5%)
Clean Harbors, Inc. (USD), 4.88%, 07/15/2027 (c)	382,000	402,017
Clean Harbors, Inc. (USD), 5.13%, 07/15/2029 (c)	53,000	56,445
		458,462
Healthcare Providers & Services (4.4%)
Centene Corp. (USD), 4.63%, 12/15/2029 (c)	144,000	154,786
Centene Corp. (USD), 4.25%, 12/15/2027 (c)	86,000	89,655
DaVita, Inc. (USD), 5.13%, 07/15/2024	276,000	282,210
Encompass Health Corp. (USD), 5.75%, 11/01/2024	350,000	354,280
Encompass Health Corp. (USD), 4.50%, 02/01/2028	65,000	66,953
Encompass Health Corp. (USD), 4.75%, 02/01/2030	65,000	67,600
HCA, Inc. (USD), 4.75%, 05/01/2023	1,089,000	1,178,027
HCA, Inc. (USD), 5.88%, 02/01/2029	396,000	467,320
HCA, Inc. (USD), 5.63%, 09/01/2028	310,000	359,212
Select Medical Corp. (USD), 6.25%, 08/15/2026 (c)	310,000	334,437
Tenet Healthcare Corp. (USD), 5.13%, 05/01/2025	600,000	610,500
		3,964,980
Home Builders (2.3%)
Century Communities, Inc. (USD), 5.88%, 07/15/2025	420,000	441,000
Lennar Corp. (USD), 4.75%, 11/29/2027	887,000	982,352
MDC Holdings, Inc. (USD), 6.00%, 01/15/2043	550,000	612,222
		2,035,574

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Income Builder Fund

Internet (1.3%)
Netflix, Inc. (USD), 6.38%, 05/15/2029	$525,000	$612,938
Photo Holdings Merger Sub, Inc. (USD), 8.50%, 10/01/2026 (c)	570,000	532,950
		1,145,888
Leisure Time (0.9%)
Viking Cruises Ltd. (USD), 5.88%, 09/15/2027 (c)	801,000	821,065

Lodging (0.9%)
Wyndham Destinations, Inc. (USD), 6.35%, 10/01/2025	686,000	768,749

Media (6.7%)
CCO Holdings LLC / CCO Holdings Capital Corp. (USD), 5.38%, 06/01/2029 (c)	1,525,000	1,631,750
CSC Holdings LLC (USD), 6.50%, 02/01/2029 (c)	441,000	489,995
Cumulus Media New Holdings, Inc. (USD), 6.75%, 07/01/2026 (c)	935,000	982,919
DISH DBS Corp. (USD), 5.00%, 03/15/2023	493,000	500,405
DISH DBS Corp. (USD), 5.88%, 07/15/2022	471,000	494,550
Gray Television, Inc. (USD), 7.00%, 05/15/2027 (c)	424,000	461,651
Meredith Corp. (USD), 6.88%, 02/01/2026	900,000	926,195
Sirius XM Radio, Inc. (USD), 5.50%, 07/01/2029 (c)	455,000	489,648
		5,977,113
Metal Fabricate/Hardware (0.5%)
Novelis Corp. (USD), 5.88%, 09/30/2026 (c)	461,000	488,660

Oil & Gas Services (0.7%)
Archrock Partners LP / Archrock Partners Finance Corp. (USD), 6.25%, 04/01/2028 (c)	172,000	176,945
USA Compression Partners LP / USA Compression Finance Corp. (USD), 6.88%, 09/01/2027	437,000	455,529
		632,474
Oil, Gas & Consumable Fuels (2.4%)
Bruin E&P Partners LLC (USD), 8.88%, 08/01/2023 (c)	658,000	423,587
Moss Creek Resources Holdings, Inc. (USD), 7.50%, 01/15/2026 (c)	500,000	366,875
Nabors Industries Ltd. (USD), 7.25%, 01/15/2026 (c)	111,000	110,872
Nabors Industries, Inc. (USD), 4.63%, 09/15/2021	45,000	45,000
Oasis Petroleum, Inc. (USD), 6.25%, 05/01/2026 (c)	727,000	554,792
Viper Energy Partners LP (USD), 5.38%, 11/01/2027 (c)	31,000	32,318
WPX Energy, Inc. (USD), 8.25%, 08/01/2023	429,000	494,959
WPX Energy, Inc. (USD), 4.50%, 01/15/2030	88,000	88,547
		2,116,950
Pharmaceutical (1.2%)
Bausch Health Americas, Inc. (USD), 8.50%, 01/31/2027 (c)	116,000	131,225
Bausch Health Cos, Inc. (USD), 7.00%, 03/15/2024 (c)	900,000	933,030
		1,064,255
Real Estate Investment Trust (REIT) Funds (1.2%)
GLP Capital LP / GLP Financing II, Inc. (USD), 5.38%, 04/15/2026	982,000	1,114,275

Retail (1.0%)
Staples, Inc. (USD), 7.50%, 04/15/2026 (c)	902,000	924,009

Software (2.1%)
ACI Worldwide, Inc. (USD), 5.75%, 08/15/2026 (c)	850,000	909,844
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. (USD), 6.00%, 07/15/2025 (c)	956,000	1,008,580
		1,918,424
		40,006,346

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2020 (Unaudited)

Aberdeen Income Builder Fund

Zambia (0.6%)
Metals & Mining (0.6%)
First Quantum Minerals Ltd. (USD), 6.88%, 03/01/2026 (c)	$532,000	$513,380
Total Corporate Bonds		42,437,196

SHORT-TERM INVESTMENT (3.9%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(e)	3,456,280	3,456,280
Total Short-Term Investment		3,456,280
Total Investments (Cost $69,568,539) —99.4%		88,798,066
Other Assets in Excess of Liabilities—0.6%		573,186
Net Assets—100.0%		$89,371,252

(a)	Non-income producing security.
(b)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,786,886. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (91.7%)
AUSTRALIA (5.6%)
Consumer Staples (2.1%)
Treasury Wine Estates Ltd.(a)	535,656	$4,601,047

Health Care (3.5%)
CSL Ltd.(a)	36,800	7,568,604
		12,169,651
CANADA (2.0%)
Industrials (2.0%)
Ritchie Bros Auctioneers, Inc.	106,300	4,487,669

CHINA (3.5%)
Communication Services (3.5%)
Tencent Holdings Ltd.(a)	161,200	7,687,656

FRANCE (7.1%)
Consumer Discretionary (4.1%)
Hermes International(a)	3,000	2,240,179
LVMH Moet Hennessy Louis Vuitton SE(a)	15,300	6,662,724
		8,902,903
Consumer Staples (3.0%)
L'Oreal SA(a)	23,900	6,647,681
		15,550,584
GERMANY (5.1%)
Financials (3.1%)
Deutsche Boerse AG(a)	41,503	6,736,911

Materials (2.0%)
Linde PLC(a)(b)	21,596	4,398,630
		11,135,541
HONG KONG (4.0%)
Financials (4.0%)
AIA Group Ltd.(a)	876,500	8,685,191

INDIA (4.7%)
Consumer Staples (1.4%)
ITC Ltd.(a)	907,000	2,986,375

Financials (3.3%)
Housing Development Finance Corp. Ltd.(a)	217,400	7,354,563
		10,340,938

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen International Equity Fund

ISRAEL (2.7%)
Information Technology (2.7%)
NICE Ltd., ADR(b)	34,700	$5,978,810

JAPAN (12.7%)
Consumer Discretionary (1.5%)
Shimano, Inc.(a)	22,000	3,373,204

Consumer Staples (1.6%)
Ain Holdings, Inc.(a)	56,800	3,471,949

Financials (2.1%)
Japan Exchange Group, Inc.(a)	261,100	4,679,283

Health Care (2.8%)
Sysmex Corp.(a)	84,400	6,037,996

Industrials (1.2%)
FANUC Corp.(a)	14,100	2,568,031

Information Technology (2.0%)
Keyence Corp.(a)	12,800	4,302,808

Materials (1.5%)
Shin-Etsu Chemical Co. Ltd.(a)	28,900	3,305,110
		27,738,381
MEXICO (2.0%)
Consumer Staples (2.0%)
Fomento Economico Mexicano SAB de CV, ADR	47,700	4,301,109

NEW ZEALAND (3.2%)
Health Care (1.8%)
Fisher & Paykel Healthcare Corp. Ltd.(a)	265,700	3,928,330

Industrials (1.4%)
Auckland International Airport Ltd.(a)	552,200	3,073,617
		7,001,947
PHILIPPINES (1.7%)
Real Estate (1.7%)
Ayala Land, Inc.(a)	4,456,600	3,627,664

SINGAPORE (2.4%)
Financials (2.4%)
Oversea-Chinese Banking Corp. Ltd.(a)	682,181	5,368,155

SWEDEN (2.0%)
Industrials (2.0%)
Atlas Copco AB, A Shares(a)	121,100	4,286,215

SWITZERLAND (11.1%)
Consumer Staples (2.7%)
Nestle SA(a)	53,200	5,867,566

Health Care (6.5%)
Novartis AG(a)	61,300	5,790,894
Roche Holding AG(a)	25,500	8,554,443
		14,345,337

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen International Equity Fund

Industrials (1.9%)
dormakaba Holding AG(b)	6,666	$4,193,933
		24,406,836
TAIWAN (3.6%)
Information Technology (3.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	773,000	7,972,879

UNITED KINGDOM (18.3%)
Consumer Staples (3.4%)
Diageo PLC(a)	190,100	7,517,143

Energy (2.2%)
Royal Dutch Shell PLC, B Shares(a)	179,400	4,714,022

Financials (1.8%)
Standard Chartered PLC(a)	482,157	4,009,347

Health Care (4.8%)
Abcam PLC	250,900	4,618,509
Genus PLC(a)	147,500	5,992,090
		10,610,599
Industrials (2.2%)
Experian PLC(a)	138,700	4,827,865

Information Technology (1.8%)
AVEVA Group PLC(a)	60,500	3,923,104

Materials (2.1%)
Croda International PLC(a)	69,549	4,567,199
		40,169,279
Total Common Stocks		200,908,505

PREFERRED STOCKS (4.7%)
BRAZIL (2.4%)
Financials (2.4%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	692,439	5,283,310

SOUTH KOREA (2.3%)
Information Technology (2.3%)
Samsung Electronics Co. Ltd., GDR	5,000	4,860,000
Total Preferred Stocks		10,143,310

SHORT-TERM INVESTMENT (1.8%)
UNITED STATES (1.8%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(c)	3,970,368	3,970,368
Total Short-Term Investment		3,970,368
Total Investments (Cost $176,658,976) —98.2%		215,022,183
Other Assets in Excess of Liabilities—1.8%		4,009,497
Net Assets—100.0%		$219,031,680

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2020 (Unaudited)

Aberdeen International Equity Fund

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen International Real Estate Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.3%)
AUSTRALIA (7.0%)
Real Estate (7.0%)
Dexus(a), REIT	181,392	$1,530,610
GDI Property Group, REIT	510,892	528,376
Goodman Group, REIT(a)	106,175	1,051,123
Mirvac Group, REIT(a)	271,853	613,290
		3,723,399
AUSTRIA (2.3%)
Real Estate (2.3%)
CA Immobilien Anlagen AG(a)	27,694	1,218,489

BRAZIL (1.1%)
Consumer Discretionary (1.1%)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	82,533	612,840

CANADA (2.9%)
Real Estate (2.9%)
Allied Properties Real Estate Investment Trust, REIT	19,763	824,628
Canadian Apartment Properties REIT	16,620	710,815
		1,535,443
CHINA (9.3%)
Real Estate (9.3%)
China Overseas Land & Investment Ltd.(a)	331,796	1,066,535
China Resources Land Ltd.(a)	302,254	1,257,353
CIFI Holdings Group Co. Ltd.(a)	534,573	367,070
Logan Property Holdings Co. Ltd.(a)	197,487	298,520
Longfor Group Holdings Ltd.(a)(b)	233,729	986,371
Sunac China Holdings Ltd.(a)	133,485	643,807
Times China Holdings Ltd.(a)	185,959	324,412
		4,944,068
FRANCE (3.5%)
Real Estate (3.5%)
Gecina SA, REIT	6,362	1,202,304
Klepierre SA, REIT(a)	20,376	692,618
		1,894,922
GERMANY (8.4%)
Real Estate (8.4%)
alstria office REIT-AG(a)	36,318	720,512
Corestate Capital Holding SA(c)	7,968	349,500
Deutsche Wohnen SE(a)	17,048	721,304
Instone Real Estate Group AG(b)(c)	34,742	899,689
Vonovia SE(a)	31,866	1,818,787
		4,509,792

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen International Real Estate Equity Fund

HONG KONG (9.9%)
Real Estate (9.9%)
CK Asset Holdings Ltd.(a)	273,682	$1,748,541
ESR Cayman Ltd.(b)(c)(d)	384,144	949,652
New World Development Co. Ltd.(a)	581,954	726,938
Shimao Property Holdings Ltd.(a)	154,674	499,132
Sun Hung Kai Properties Ltd.(a)	72,920	1,015,801
Swire Properties Ltd.(a)	114,374	355,063
		5,295,127
INDIA (1.1%)
Real Estate (1.1%)
Ascendas India Trust	490,500	567,925

JAPAN (21.3%)
Real Estate (21.3%)
Comforia Residential REIT Inc.	274	902,755
Daiwa Office Investment Corp.(a), REIT	100	801,437
GLP J-REIT(a)	635	852,948
Ichigo Office REIT Investment, REIT(a)	515	556,487
Invesco Office J-Reit, Inc., REIT(a)	3,015	642,112
Invincible Investment Corp., REIT(a)	690	348,575
Japan Excellent, Inc., REIT	544	985,029
Japan Rental Housing Investments, Inc., REIT	991	985,009
Mitsui Fudosan Co. Ltd., REIT(a)	88,000	2,330,724
Mitsui Fudosan Logistics Park, Inc., REIT	125	605,648
Nomura Real Estate Holdings, Inc.(a)	39,000	960,414
Sankei Real Estate, Inc., REIT(a)	590	733,542
Tokyu Fudosan Holdings Corp.(a)	91,400	644,309
		11,348,989
MEXICO (2.5%)
Real Estate (2.5%)
Corp Inmobiliaria Vesta SAB de CV, REIT	320,773	585,678
Macquarie Mexico Real Estate Management SA de CV, REIT(b)	559,770	762,831
		1,348,509
NETHERLANDS (1.9%)
Information Technology (1.9%)
InterXion Holding NV(c)	11,425	994,318

NORWAY (1.7%)
Real Estate (1.7%)
Entra ASA(a)(b)	53,548	913,848

PHILIPPINES (1.1%)
Real Estate (1.1%)
Ayala Land, Inc.(a)	539,292	438,982
Megaworld Corp.(a)	1,970,705	156,579
		595,561

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen International Real Estate Equity Fund

SINGAPORE (4.8%)
Real Estate (4.8%)
AIMS APAC REIT, REIT(a)	572,654	$611,075
CapitaLand Mall Trust(a), REIT	448,983	825,473
City Developments Ltd.(a)	51,900	400,011
Lendlease Global Commercial REIT,(c)	1,042,700	702,978
		2,539,537
SPAIN (3.3%)
Real Estate (3.3%)
Inmobiliaria Colonial Socimi SA, REIT(a)	90,915	1,218,226
Merlin Properties Socimi SA(a)	39,046	553,806
		1,772,032
SWEDEN (4.1%)
Real Estate (4.1%)
Catena AB	12,910	559,211
Fabege AB(a)	47,862	820,433
Kungsleden AB	73,926	787,876
		2,167,520
UNITED KINGDOM (6.4%)
Real Estate (6.4%)
Land Securities Group PLC, REIT(a)	127,886	1,581,223
LondonMetric Property PLC, REIT	102,559	308,507
Segro PLC(a), REIT	128,199	1,539,401
South Asian Real Estate Pvt. Ltd.(b)(c)(d)(e)	2,000,000	3
		3,429,134
UNITED STATES (5.7%)
Real Estate (5.7%)
Alexandria Real Estate Equities, Inc., REIT	3,664	597,965
Equinix, Inc., REIT	1,606	947,106
Equity LifeStyle Properties, Inc., REIT	7,677	558,502
Prologis, Inc., REIT	9,972	926,199
		3,029,772
Total Common Stocks		52,441,225

SHORT-TERM INVESTMENT (2.2%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(f)	1,165,709	1,165,709
Total Short-Term Investment		1,165,709
Total Investments (Cost $59,678,401) —100.5%		53,606,934
Liabilities in Excess of Other Assets—(0.5)%		(268,739)
Net Assets—100.0%		$53,338,195

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Non-income producing security.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2020 (Unaudited)

Aberdeen International Real Estate Equity Fund

(d)	Illiquid security.
(e)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments for inputs used.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen International Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.6%)
AUSTRALIA (3.6%)
Consumer Discretionary (2.0%)
ARB Corp. Ltd.(a)	204,300	$2,512,256

Information Technology (1.6%)
Altium Ltd.(a)	76,000	1,983,347
		4,495,603
BRAZIL (8.0%)
Consumer Discretionary (1.7%)
Arezzo Industria e Comercio SA	155,200	2,185,252

Health Care (2.5%)
Odontoprev SA	743,500	3,065,944

Industrials (2.2%)
Wilson Sons Ltd., BDR	238,186	2,751,936

Real Estate (1.6%)
Multiplan Empreendimentos Imobiliarios SA	241,500	1,955,639
		9,958,771
CANADA (1.9%)
Industrials (1.9%)
Ritchie Bros Auctioneers, Inc.	57,200	2,414,813

CHILE (5.0%)
Consumer Staples (3.5%)
Embotelladora Andina SA	1,014,300	2,274,983
Vina Concha y Toro SA	1,177,900	2,116,187
		4,391,170
Real Estate (1.5%)
Parque Arauco SA	784,300	1,793,414
		6,184,584
DENMARK (2.4%)
Information Technology (2.4%)
SimCorp A/S(a)	26,300	2,915,532

FRANCE (2.4%)
Consumer Staples (2.4%)
Interparfums SA(a)	74,590	2,990,789

GERMANY (5.5%)
Consumer Discretionary (1.4%)
Fielmann AG(a)	22,500	1,789,511

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen International Small Cap Fund

Financials (2.4%)
Hypoport AG(a)(b)	8,300	$2,927,795

Materials (1.7%)
FUCHS PETROLUB SE(a)	52,300	2,122,681
		6,839,987
HONG KONG (2.8%)
Industrials (2.8%)
Kerry Logistics Network Ltd.(a)	2,139,000	3,412,335

INDIA (4.6%)
Consumer Staples (1.5%)
Jyothy Labs Ltd.(a)	878,900	1,903,872

Health Care (1.4%)
Sanofi India Ltd.	18,700	1,734,370

Materials (1.7%)
Castrol (India) Ltd.(a)	1,101,000	2,067,095
		5,705,337
INDONESIA (4.6%)
Consumer Discretionary (2.9%)
Ace Hardware Indonesia Tbk PT	27,956,300	3,521,409

Real Estate (1.7%)
Pakuwon Jati Tbk PT(a)	56,221,100	2,133,902
		5,655,311
ISRAEL (3.4%)
Consumer Discretionary (0.9%)
Maytronics Ltd.(a)	126,600	1,079,588

Information Technology (2.5%)
NICE Ltd.(a)(b)	18,100	3,119,781
		4,199,369
ITALY (2.6%)
Consumer Discretionary (2.6%)
Brunello Cucinelli SpA(a)	87,600	3,176,322

JAPAN (6.3%)
Consumer Staples (1.5%)
Ain Holdings, Inc.(a)	29,700	1,815,438

Health Care (2.0%)
Asahi Intecc Co. Ltd.(a)	90,700	2,499,025

Industrials (2.8%)
Nabtesco Corp.(a)	123,100	3,527,397
		7,841,860
MALAYSIA (1.5%)
Consumer Staples (1.5%)
Carlsberg Brewery Malaysia Bhd(a)	238,300	1,896,320

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen International Small Cap Fund

MEXICO (3.7%)
Industrials (3.7%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	241,800	$4,650,192

NEW ZEALAND (1.6%)
Industrials (1.6%)
Auckland International Airport Ltd.(a)	363,500	2,023,289

POLAND (0.9%)
Consumer Staples (0.9%)
Dino Polska SA(a)(b)(c)	26,900	1,126,132

SINGAPORE (1.9%)
Health Care (1.9%)
Raffles Medical Group Ltd.	3,096,777	2,360,141

SWITZERLAND (8.2%)
Health Care (3.3%)
Tecan Group AG(a)	14,600	4,127,375

Industrials (4.9%)
dormakaba Holding AG(b)	4,870	3,063,974
VAT Group AG(a)(b)(c)	20,100	3,034,036
		6,098,010
		10,225,385
TAIWAN (1.1%)
Information Technology (1.1%)
Globalwafers Co. Ltd.(a)	103,000	1,328,611

THAILAND (2.7%)
Real Estate (2.7%)
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund(a)(d)	4,709,500	3,308,888

UNITED KINGDOM (19.5%)
Health Care (9.5%)
Abcam PLC	241,100	4,438,113
Dechra Pharmaceuticals PLC(a)	101,200	3,792,107
Genus PLC(a)	88,229	3,584,245
		11,814,465
Industrials (4.3%)
Rotork PLC(a)	544,600	2,182,162
Ultra Electronics Holdings PLC	106,100	3,163,572
		5,345,734
Information Technology (3.8%)
AVEVA Group PLC(a)	71,800	4,655,849

Materials (1.9%)
Croda International PLC(a)	35,480	2,329,929
		24,145,977

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2020 (Unaudited)

Aberdeen International Small Cap Fund

UNITED STATES (1.7%)
Information Technology (1.7%)
CyberArk Software Ltd.(b)	15,400	$2,128,742

VIETNAM (0.7%)
Financials (0.7%)
Vietnam Technological & Commercial Joint Stock Bank(a)(b)	903,200	830,313
Total Common Stocks		119,814,603

SHORT-TERM INVESTMENT (3.4%)
UNITED STATES (3.4%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(e)	4,236,983	4,236,983
Total Short-Term Investment		4,236,983
Total Investments (Cost $106,724,638) —100.0%		124,051,586
Liabilities in Excess of Other Assets—0.0%		(19,545)
Net Assets—100.0%		$124,032,041

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	As of January 31, 2020, security is a closed-end fund incorporated in Thailand.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

BDR	Brazilian Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen Realty Income & Growth Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.4%)
UNITED STATES (99.4%)
Diversified REITs (4.1%)
STORE Capital Corp.	31,859	$1,250,466
VEREIT, Inc.	166,925	1,629,188
		2,879,654
Health Care REITs (11.3%)
Medical Properties Trust, Inc.	71,399	1,581,488
Omega Healthcare Investors, Inc.	34,159	1,432,970
Ventas, Inc.	27,518	1,592,192
Welltower, Inc.	40,653	3,451,846
		8,058,496
Hotel & Resort REITs (3.9%)
Host Hotels & Resorts, Inc.	46,351	757,375
MGM Growth Properties LLC	32,873	1,049,964
Park Hotels & Resorts, Inc.	20,207	443,342
Sunstone Hotel Investors, Inc.	42,636	540,624
		2,791,305
Hotels, Resorts & Cruise Lines (0.5%)
Marriott International, Inc., Class A	2,389	334,603

Industrial REITs (14.9%)
Americold Realty Trust	35,807	1,234,267
Duke Realty Corp.	54,522	1,979,694
Prologis, Inc.	62,648	5,818,746
STAG Industrial, Inc.	24,786	799,101
Terreno Realty Corp.	13,896	795,685
		10,627,493
Mortgage REITs (0.6%)
Starwood Property Trust, Inc.	14,850	381,051

Office REITs (14.5%)
Alexandria Real Estate Equities, Inc.	15,435	2,518,992
Brandywine Realty Trust	55,366	864,817
Cousins Properties, Inc.(a)	41,290	1,689,999
Douglas Emmett, Inc.	20,234	839,711
Highwoods Properties, Inc.	29,300	1,468,223
Hudson Pacific Properties, Inc.	19,891	722,839
SL Green Realty Corp.	5,293	487,168
Vornado Realty Trust	26,277	1,728,238
		10,319,987
Residential REITs (20.2%)
Apartment Investment & Management Co., Class A, REIT	24,749	1,304,520
AvalonBay Communities, Inc.	12,271	2,659,003
Equity LifeStyle Properties, Inc.	30,584	2,224,986
Equity Residential	13,182	1,095,161
Essex Property Trust, Inc.	6,445	1,996,403

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2020 (Unaudited)

Aberdeen Realty Income & Growth Fund

Invitation Homes, Inc.	63,413	$1,995,607
Mid-America Apartment Communities, Inc.	13,525	1,855,765
Sun Communities, Inc.	7,597	1,232,005
		14,363,450
Retail REITs (11.2%)
Brixmor Property Group, Inc.	47,030	938,719
Federal Realty Investment Trust	5,405	675,733
National Retail Properties, Inc.	22,105	1,237,880
Realty Income Corp.	28,616	2,243,781
Simon Property Group, Inc.	16,700	2,223,605
SITE Centers Corp.	52,634	668,978
		7,988,696
Specialized REITs (18.2%)
American Tower Corp.	4,383	1,015,717
CoreSite Realty Corp.	5,912	694,364
Digital Realty Trust, Inc.(a)	18,167	2,234,359
Equinix, Inc.	6,709	3,956,499
Extra Space Storage, Inc.	13,420	1,485,326
Gaming and Leisure Properties, Inc.	32,953	1,557,194
Public Storage	6,240	1,396,262
Sabra Health Care REIT, Inc.	28,454	611,761
		12,951,482
		70,696,217
Total Common Stocks		70,696,217

SHORT-TERM INVESTMENT (0.6%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(b)	440,124	440,124
Total Short-Term Investment		440,124
Total Investments (Cost $44,208,298) —100.0%		71,136,341
Other Assets in Excess of Liabilities—0.0%		33,420
Net Assets—100.0%		$71,169,761

(a)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,938,228. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen U.S. Mid Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (95.3%)
Canada (8.0%)
Financials (3.7%)
TMX Group Ltd.	767	$70,968

Industrials (1.9%)
Ritchie Bros Auctioneers, Inc.	882	37,238

Materials (2.4%)
CCL Industries, Inc., Class B	1,103	46,515
		154,721
Israel (3.2%)
Information Technology (3.2%)
NICE Ltd., ADR(a)	350	60,305

United States (84.1%)
COMMUNICATION SERVICES (3.0%)
Cable One, Inc.	34	57,937

CONSUMER DISCRETIONARY (10.2%)
Burlington Stores, Inc.(a)	241	52,410
Dunkin' Brands Group, Inc.	630	49,197
Service Corp. International	1,202	57,636
Tiffany & Co.	279	37,391
		196,634
CONSUMER STAPLES (2.8%)
BJ's Wholesale Club Holdings, Inc.(a)	2,622	53,803

FINANCIALS (7.5%)
Cboe Global Markets, Inc.	481	59,269
First Republic Bank	336	37,256
SVB Financial Group(a)	201	48,306
		144,831
HEALTH CARE (11.8%)
Globus Medical, Inc., Class A(a)	994	51,966
Hologic, Inc.(a)	906	48,489
Horizon Therapeutics PLC(a)	747	25,764
PRA Health Sciences, Inc.(a)	455	46,096
Teleflex, Inc.	148	54,984
		227,299
INDUSTRIALS (14.1%)
Allegion PLC	253	32,718
AO Smith Corp.	904	38,592
Kansas City Southern	357	60,222
Tetra Tech, Inc.	430	36,808
Verisk Analytics, Inc.	361	58,652
Waste Connections, Inc.	478	46,036
		273,028

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2020 (Unaudited)

Aberdeen U.S. Mid Cap Equity Fund

INFORMATION TECHNOLOGY (23.4%)
CDW Corp.	307	$40,048
Envestnet, Inc.(a)	665	52,449
EPAM Systems, Inc.(a)	195	44,487
Evo Payments, Inc.(a), Class A	1,365	37,824
Fair Isaac Corp.(a)	120	48,286
FLIR Systems, Inc.	675	34,789
Genpact Ltd.	426	18,859
Itron, Inc.(a)	333	27,223
Marvell Technology Group Ltd.	1,376	33,079
Maxim Integrated Products, Inc.	569	34,208
Paylocity Holding Corp.(a)	268	38,027
Pegasystems, Inc.	484	41,726
		451,005
Materials (2.3%)
Axalta Coating Systems Ltd.(a)	1,510	43,503

REAL ESTATE (3.7%)
Alexandria Real Estate Equities, Inc., REIT	182	29,702
CoreSite Realty Corp., REIT	361	42,400
		72,102
UTILITIES (5.3%)
American Water Works Co., Inc.	313	42,631
CMS Energy Corp.	867	59,398
		102,029
		1,622,171
Total Common Stocks		1,837,197

SHORT-TERM INVESTMENT (2.3%)
United States (2.3%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(b)	45,087	45,087
Total Short-Term Investment		45,087
Total Investments (Cost $1,469,173) —97.6%		1,882,284
Other Assets in Excess of Liabilities—2.4%		46,594
Net Assets—100.0%		$1,928,878

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen U.S. Multi-Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.0%)
CANADA (8.0%)
Consumer Staples (3.1%)
Alimentation Couche-Tard, Inc., Class B	358,496	$11,981,471

Financials (2.9%)
TMX Group Ltd.	124,790	11,546,422

Industrials (2.0%)
Ritchie Bros Auctioneers, Inc.	183,688	7,755,307
		31,283,200
Israel (2.8%)
Information Technology (2.8%)
NICE Ltd., ADR(a)	64,430	11,101,289

UNITED STATES (87.2%)
Communication Services (7.7%)
Alphabet, Inc., Class A(a)	11,559	16,561,504
Comcast Corp., Class A	314,468	13,581,873
		30,143,377
Consumer Discretionary (9.3%)
Amazon.com, Inc.(a)	9,432	18,946,247
Burlington Stores, Inc.(a)	34,435	7,488,579
Service Corp. International(b)	213,905	10,256,745
		36,691,571
Consumer Staples (2.1%)
BJ's Wholesale Club Holdings, Inc.(a)	405,920	8,329,478

Energy (3.0%)
ConocoPhillips	109,595	6,513,231
EOG Resources, Inc.	73,949	5,391,622
		11,904,853
Financials (8.4%)
Charles Schwab Corp. (The)	206,436	9,403,160
Citigroup, Inc.	75,830	5,642,510
Glacier Bancorp, Inc.	178,157	7,548,512
Intercontinental Exchange, Inc.	105,640	10,536,534
		33,130,716
Health Care (14.8%)
Baxter International, Inc.	132,575	11,828,341
Boston Scientific Corp.(a)	216,273	9,055,351
Globus Medical, Inc., Class A(a)	183,890	9,613,769
Horizon Therapeutics PLC(a)	215,817	7,443,528
PRA Health Sciences, Inc.(a)	88,955	9,012,031
UnitedHealth Group, Inc.	41,566	11,324,657
		58,277,677

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2020 (Unaudited)

Aberdeen U.S. Multi-Cap Equity Fund

Industrials (12.3%)
IHS Markit Ltd.(a)	150,173	$11,842,643
Kansas City Southern	74,785	12,615,482
Raytheon Co.	43,299	9,566,481
United Parcel Service, Inc., Class B	83,352	8,628,599
Verisk Analytics, Inc.	34,524	5,609,114
		48,262,319
Information Technology (23.0%)
Adobe, Inc.(a)	29,648	10,410,599
Fair Isaac Corp.(a)	20,712	8,334,095
Fidelity National Information Services, Inc.	86,420	12,415,097
Microsoft Corp.	163,915	27,903,250
Paylocity Holding Corp.(a)	57,808	8,202,377
Pegasystems, Inc.	74,205	6,397,213
Visa, Inc., Class A	83,889	16,691,394
		90,354,025
Materials (1.9%)
Ecolab, Inc.	37,279	7,310,785

Real Estate (2.0%)
Equinix, Inc., REIT	13,251	7,814,512

Utilities (2.7%)
NextEra Energy, Inc.	38,778	10,400,260
		342,619,573
Total Common Stocks		385,004,062

SHORT-TERM INVESTMENT (2.2%)
United States (2.2%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(c)	8,421,842	8,421,842
Total Short-Term Investment		8,421,842
Total Investments (Cost $301,542,815) —100.2%		393,425,904
Liabilities in Excess of Other Assets—(0.2)%		(589,295)
Net Assets—100.0%		$392,836,609

(a)	Non-income producing security.
(b)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,946,995. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.9%)
Canada (5.8%)
Financials (2.9%)
TMX Group Ltd.	256,536	$23,736,461

Industrials (2.9%)
Richelieu Hardware Ltd.	409,521	9,038,921
Ritchie Bros Auctioneers, Inc.	360,024	15,200,214
		24,239,135
		47,975,596
India (1.6%)
Information Technology (1.6%)
WNS Holdings Ltd.(a), ADR	186,419	13,302,860

UNITED STATES (91.5%)
Communication Services (1.9%)
Bandwidth, Inc., Class A(a)	220,592	15,653,208

Consumer Discretionary (9.5%)
Culp, Inc.	619,696	7,826,761
Dorman Products, Inc.(a)(b)	146,339	10,214,462
Fox Factory Holding Corp.(a)(b)	194,741	12,817,853
G-III Apparel Group Ltd.(a)(b)	387,464	10,542,895
Helen of Troy Ltd.(a)(b)	82,188	15,537,641
LCI Industries(b)	206,516	22,297,533
		79,237,145
Consumer Staples (6.1%)
BJ's Wholesale Club Holdings, Inc.(a)(b)	937,309	19,233,581
J&J Snack Foods Corp.	58,079	9,631,821
MGP Ingredients, Inc.(b)	282,817	9,632,747
WD-40 Co.(b)	65,700	12,274,074
		50,772,223
Financials (9.4%)
AMERISAFE, Inc.	157,313	10,763,355
Boston Private Financial Holdings, Inc.	718,406	8,189,828
CenterState Bank Corp.	710,351	16,025,519
First Interstate BancSystem, Inc., Class A	394,169	15,175,506
Glacier Bancorp, Inc.(b)	386,734	16,385,920
WSFS Financial Corp.	303,736	12,116,029
		78,656,157
Health Care (14.9%)
Addus HomeCare Corp.(a)	177,050	16,702,897
AMN Healthcare Services, Inc.(a)	135,419	9,124,532
Emergent BioSolutions, Inc.(a)	273,267	15,054,279
Globus Medical, Inc., Class A(a)	477,359	24,956,328
Heska Corp.(a)(b)	119,705	11,993,244

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

Horizon Therapeutics PLC(a)	564,877	$19,482,608
Integer Holdings Corp.(a)	143,870	12,286,498
US Physical Therapy, Inc.(b)	126,377	14,803,802
		124,404,188
Industrials (17.7%)
Altra Industrial Motion Corp.	288,414	9,592,649
Casella Waste Systems, Inc., Class A(a)	356,309	18,239,458
Echo Global Logistics, Inc.(a)	670,372	12,991,809
Gibraltar Industries, Inc.(a)	388,844	21,199,775
Hub Group, Inc., Class A(a)	224,632	11,876,294
Mercury Systems, Inc.(a)	266,615	20,462,701
RBC Bearings, Inc.(a)(b)	76,122	11,837,732
Saia, Inc.(a)(b)	157,932	13,755,877
SiteOne Landscape Supply, Inc.(a)(b)	145,314	14,030,067
Welbilt, Inc.(a)(b)	879,786	13,275,971
		147,262,333
Information Technology (22.4%)
Alarm.com Holdings, Inc.(a)(b)	234,235	10,289,944
Cabot Microelectronics Corp.	93,550	13,612,460
Envestnet, Inc.(a)(b)	203,436	16,044,997
Evo Payments, Inc.(a), Class A	503,901	13,963,097
ExlService Holdings, Inc.(a)	123,511	9,029,889
Five9, Inc.(a)	331,935	23,809,698
Insight Enterprises, Inc.(a)	294,519	19,399,967
Lattice Semiconductor Corp.(a)	462,134	8,595,692
Manhattan Associates, Inc.(a)(b)	165,891	14,177,045
Paylocity Holding Corp.(a)	96,299	13,663,865
Pegasystems, Inc.	158,523	13,666,268
Perficient, Inc.(a)	221,504	11,008,749
Rapid7, Inc.(a)	320,706	19,043,522
		186,305,193
Materials (7.0%)
Kaiser Aluminum Corp.	163,657	16,390,249
Neenah, Inc.	350,994	23,390,240
Quaker Chemical Corp.(b)	112,204	18,628,108
		58,408,597
Real Estate (1.1%)
Marcus & Millichap, Inc.(a)	252,124	8,925,190

Utilities (1.5%)
SJW Group	176,794	12,967,840
		762,592,074
Total Common Stocks		823,870,530

SHORT-TERM INVESTMENT (1.1%)
United States (1.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(c)	8,654,782	8,654,782
Total Short-Term Investment		8,654,782
Total Investments (Cost $757,471,608) —100.0%		832,525,312
Other Assets in Excess of Liabilities—0.0%		371,291
Net Assets—100.0%		$832,896,603

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2020 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

(a)	Non-income producing security.
(b)	All or a portion of the securities are on loan. The total value of all securities on loan is $146,304,354. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (22.3%)
BAHRAIN (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Oil and Gas Holding Co. BSCC (USD), 7.63%, 11/07/2024 (a)	$400,000	$468,050

BRAZIL (0.4%)
Engineering & Construction (0.0%)
OAS Restructuring BVI Ltd., PIK (BRL), 5.00%, 03/31/2035 (b)(c)	79,089	—

Paper & Forest Products (0.4%)
Suzano Austria GmbH (USD), 7.00%, 03/16/2047 (a)	200,000	238,960
		238,960
CAYMAN ISLANDS (0.2%)
Diversified Financial Services (0.2%)
SPARC EM SPC Panama Metro Line 2 SP (USD), Zero Coupon%, 12/05/2022 (a)(d)	139,507	134,101

CHILE (0.8%)
Airlines (0.2%)
Latam Airlines 2015-1 Pass Through Trust A (USD), 4.20%, 08/15/2029 (c)	93,682	96,681

Electric Utilities (0.6%)
Empresa Electrica Angamos SA (USD), 4.88%, 05/25/2029 (a)(c)(d)	330,400	346,953
		443,634
CHINA (0.8%)
Real Estate (0.8%)
Country Garden Holdings Co. Ltd. (USD), 5.13%, 01/17/2025 (a)	450,000	455,859

COLOMBIA (0.8%)
Commercial Banks (0.8%)
Bancolombia SA, (fixed rate to 10/18/2022, variable rate thereafter) (USD), 4.88%, 10/18/2027	400,000	413,000

GEORGIA (1.1%)
Energy Equipment & Services (0.7%)
Georgian Oil and Gas Corp. JSC (USD), 6.75%, 04/26/2021 (a)(c)	400,000	414,580

Transportation (0.4%)
Georgian Railway JSC (USD), 7.75%, 07/11/2022 (a)	200,000	219,067
		633,647
INDIA (1.9%)
Commercial Banks (0.6%)
HDFC Bank Ltd. (INR), 8.10%, 03/22/2025 (a)(c)	10,000,000	140,334
State Bank of India (USD), 4.50%, 09/28/2023 (a)	200,000	212,487
		352,821
Electric Utilities (0.3%)
NTPC Ltd. (INR), 7.25%, 05/03/2022 (a)(c)	10,000,000	139,702

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Emerging Markets Debt Fund

Sovereign Agency (1.0%)
National Highways Authority of India (INR), 7.30%, 05/18/2022 (a)(c)	$40,000,000	$560,082
		1,052,605
INDONESIA (1.6%)
Electric Utilities (0.5%)
Perusahaan Listrik Negara PT (USD), 6.25%, 01/25/2049 (a)	240,000	311,736

Oil, Gas & Consumable Fuels (1.1%)
Pertamina Persero PT (USD), 6.00%, 05/03/2042 (a)	490,000	601,483
		913,219
KAZAKHSTAN (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Tengizchevroil Finance Co. International Ltd. (USD), 4.00%, 08/15/2026 (a)(d)	200,000	210,802

MALAYSIA (0.4%)
Electric Utilities (0.4%)
TNB Global Ventures Capital Bhd (USD), 4.85%, 11/01/2028 (a)	200,000	229,388

MEXICO (3.2%)
Commercial Banks (0.5%)
BBVA Bancomer SA., (fixed rate to 09/13/2029, variable rate thereafter) (USD), 5.88%, 09/13/2034 (a)	230,000	253,805

Oil, Gas & Consumable Fuels (2.3%)
Petroleos Mexicanos
(USD), 6.50%, 03/13/2027	800,000	867,336
(USD), 6.84%, 01/23/2030 (a)	180,000	195,030
(USD), 6.50%, 06/02/2041	200,000	201,926
		1,264,292
Real Estate Investment Trust (REIT) Funds (0.4%)
Trust F/1401 (USD), 6.39%, 01/15/2050 (a)	220,000	253,000
		1,771,097
MOROCCO (0.5%)
Chemicals (0.5%)
OCP SA (USD), 6.88%, 04/25/2044 (a)	200,000	263,332

NIGERIA (0.4%)
Engineering & Construction (0.4%)
IHS Netherlands Holdco BV (USD), 8.00%, 09/18/2027 (a)	200,000	216,000

PANAMA (0.4%)
Commercial Banks (0.4%)
Global Bank Corp., (fixed rate to 01/16/2029, variable rate thereafter) (USD), 5.25%, 04/16/2029 (a)	198,000	216,444

PERU (0.4%)
Metals & Mining (0.4%)
Nexa Resources SA (USD), 5.38%, 05/04/2027 (a)	200,000	215,250

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Emerging Markets Debt Fund

RUSSIA (0.8%)
Diversified Financial Services (0.4%)
GTLK Europe DAC (USD), 5.95%, 07/19/2021 (a)	$200,000	$208,500

Oil, Gas & Consumable Fuels (0.4%)
Gazprom Neft OAO Via GPN Capital SA (USD), 4.38%, 09/19/2022 (a)	215,000	224,094
		432,594
SAUDI ARABIA (1.2%)
Oil, Gas & Consumable Fuels (1.2%)
Saudi Arabian Oil Co. (USD), 4.25%, 04/16/2039 (a)	600,000	663,712

SINGAPORE (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Puma International Financing SA (USD), 5.00%, 01/24/2026 (a)	200,000	187,694

SOUTH AFRICA (1.3%)
Diversified Telecommunication Services (0.4%)
Liquid Telecommunications Financing PLC (USD), 8.50%, 07/13/2022 (a)	200,000	204,700

Electric Utilities (0.9%)
Eskom Holdings SOC Ltd. (USD), 7.13%, 02/11/2025 (a)	530,000	537,298
		741,998
THAILAND (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Thaioil Treasury Center Co. Ltd. (USD), 4.63%, 11/20/2028 (a)	200,000	231,151

TUNISIA (0.9%)
Commercial Banks (0.9%)
Banque Centrale de Tunisie International Bond (EUR), 6.38%, 07/15/2026 (a)	469,000	511,916

UKRAINE (0.4%)
Iron/Steel (0.4%)
Metinvest BV (USD), 8.50%, 04/23/2026 (a)	200,000	218,524

UNITED ARAB EMIRATES (2.6%)
Airlines (0.4%)
Zahidi Ltd. (USD), 4.50%, 03/22/2028 (a)(d)	209,375	215,699

Diversified Financial Services (1.0%)
ICD Sukuk Co. Ltd. (USD), 5.00%, 02/01/2027 (a)	500,000	534,604

Electric Utilities (0.4%)
Abu Dhabi National Energy Co. PJSC (USD), 4.88%, 04/23/2030 (a)	200,000	231,332

Energy Equipment & Services (0.4%)
Abu Dhabi Crude Oil Pipeline LLC (USD), 4.60%, 11/02/2047 (a)(d)	200,000	235,000

Real Estate (0.4%)
MAF Global Securities Ltd., (fixed rate to 09/07/2022, variable rate thereafter) (USD), 5.50%, 09/07/2022 (a)(e)	200,000	205,000
		1,421,635

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Emerging Markets Debt Fund

VENEZUELA (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Petroleos de Venezuela SA
(USD), 0.00%, 05/16/2024 (c)	$1,140,000	$91,200
(USD), 0.00%, 11/15/2026 (c)	525,236	42,019
		133,219
Total Corporate Bonds		12,417,831

GOVERNMENT BONDS (70.4%)
ANGOLA (1.0%)
Angolan Government International Bond (USD), 8.00%, 11/26/2029 (a)	520,000	549,650

ARGENTINA (0.3%)
Argentine Republic Government International Bond
(EUR), 7.82%, 12/31/2033 (d)	275,221	162,616
(USD), 0.00%, 12/15/2035 (f)	588,454	10,298
		172,914
ARMENIA (1.2%)
Republic of Armenia International Bond
(USD), 7.15%, 03/26/2025 (a)	400,000	472,504
(USD), 3.95%, 09/26/2029 (a)	200,000	201,945
		674,449
BAHAMAS (1.7%)
Bahamas Government International Bond (USD), 6.00%, 11/21/2028 (a)	832,000	941,200

BAHRAIN (1.0%)
Bahrain Government International Bond
(USD), 7.00%, 10/12/2028 (a)	200,000	235,758
(USD), 5.63%, 09/30/2031 (a)	280,000	298,201
		533,959
BARBADOS (0.2%)
Barbados Government International Bond (USD), 6.50%, 10/01/2029 (a)(d)	117,100	117,832

BELARUS (0.4%)
Republic of Belarus International Bond (USD), 6.20%, 02/28/2030 (a)	220,000	239,540

BELIZE (0.5%)
Belize Government International Bond (USD), 4.94%, 02/20/2034 (a)(c)(d)(g)	440,000	273,900

BENIN (0.9%)
Benin Government International Bond (EUR), 5.75%, 03/26/2026 (a)(d)	450,000	515,442

BRAZIL (2.5%)
Brazil Notas do Tesouro Nacional, Series B (BRL), 6.00%, 08/15/2024 (h)	1,550,000	1,408,868

COSTA RICA (1.5%)
Costa Rica Government International Bond
(USD), 4.25%, 01/26/2023 (a)	340,000	343,825
(USD), 5.63%, 04/30/2043 (a)	200,000	185,700
(USD), 7.16%, 03/12/2045 (a)	300,000	322,203
		851,728

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Emerging Markets Debt Fund

DOMINICAN REPUBLIC (2.3%)
Dominican Republic International Bond
(USD), 6.88%, 01/29/2026 (a)	$300,000	$342,450
(USD), 6.85%, 01/27/2045 (a)	820,000	922,500
		1,264,950
ECUADOR (3.8%)
Ecuador Government International Bond
(USD), 10.75%, 03/28/2022 (a)	420,000	415,800
(USD), 8.75%, 06/02/2023 (a)	910,000	848,575
(USD), 7.88%, 03/27/2025 (a)	290,000	247,950
(USD), 9.65%, 12/13/2026 (a)	670,000	594,625
		2,106,950
EGYPT (4.3%)
Egypt Government International Bond
(USD), 7.60%, 03/01/2029 (a)	820,000	917,826
(EUR), 5.63%, 04/16/2030 (a)	450,000	522,770
(USD), 8.50%, 01/31/2047 (a)	200,000	228,598
(USD), 7.90%, 02/21/2048 (a)	250,000	270,000
(USD), 8.70%, 03/01/2049 (a)	400,000	460,718
		2,399,912
EL SALVADOR (2.4%)
El Salvador Government International Bond
(USD), 5.88%, 01/30/2025 (a)	850,000	913,325
(USD), 8.63%, 02/28/2029 (a)	300,000	368,550
(USD), 8.25%, 04/10/2032 (a)	48,000	58,632
		1,340,507
GEORGIA (1.1%)
Georgia Government International Bond (USD), 6.88%, 04/12/2021 (a)	600,000	630,750

GHANA (1.1%)
Ghana Government International Bond (USD), 8.63%, 06/16/2049 (a)(d)	610,000	610,782

INDONESIA (6.6%)
Indonesia Government International Bond
(USD), 5.88%, 01/15/2024 (a)	730,000	828,807
(USD), 6.63%, 02/17/2037 (a)	740,000	1,028,264
Indonesia Treasury Bond
Series FR53 (IDR), 8.25%, 07/15/2021	7,876,000,000	599,978
Series FR75 (IDR), 7.50%, 05/15/2038	3,000,000,000	219,324
Series FR79 (IDR), 8.38%, 04/15/2039	4,800,000,000	383,536
Perusahaan Penerbit SBSN Indonesia III
(USD), 3.40%, 03/29/2022 (a)	400,000	409,908
(USD), 4.35%, 09/10/2024 (a)	200,000	216,374
		3,686,191
IRAQ (1.2%)
Iraq International Bond (USD), 6.75%, 03/09/2023 (a)	670,000	675,977

IVORY COAST (1.8%)
Ivory Coast Government International Bond
(EUR), 5.25%, 03/22/2030 (a)(d)	680,000	782,435
(EUR), 5.88%, 10/17/2031 (a)(d)	200,000	234,781
		1,017,216

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Emerging Markets Debt Fund

MEXICO (3.8%)
Mexican Bonos
(MXN), 10.00%, 12/05/2024	$8,400,000	$507,517
Series M (MXN), 5.75%, 03/05/2026	16,700,000	846,361
(MXN), 8.50%, 11/18/2038	8,000,000	492,989
Mexico Government International Bond (USD), 6.05%, 01/11/2040	180,000	241,200
		2,088,067
MONTENEGRO (0.5%)
Montenegro Government International Bond (EUR), 2.55%, 10/03/2029 (a)	247,000	276,017

MOROCCO (0.8%)
Morocco Government International Bond
(USD), 4.25%, 12/11/2022 (a)	200,000	210,600
(EUR), 1.50%, 11/27/2031 (a)	220,000	245,699
		456,299
MOZAMBIQUE (0.6%)
Mozambique International Bond (USD), 5.00%, 09/15/2031 (a)(d)	360,000	343,872

NIGERIA (1.6%)
Nigeria Government International Bond
(USD), 6.50%, 11/28/2027 (a)	660,000	678,810
(USD), 7.63%, 11/28/2047 (a)	200,000	194,580
		873,390
PAKISTAN (0.4%)
Pakistan Government International Bond (USD), 6.88%, 12/05/2027 (a)	200,000	211,101

PARAGUAY (1.4%)
Paraguay Government International Bond (USD), 6.10%, 08/11/2044 (a)	600,000	751,200

QATAR (5.8%)
Qatar Government International Bond
(USD), 3.88%, 04/23/2023 (a)	440,000	465,300
(USD), 4.00%, 03/14/2029 (a)	450,000	507,399
(USD), 5.10%, 04/23/2048 (a)	600,000	793,332
(USD), 4.82%, 03/14/2049 (a)	1,160,000	1,477,550
		3,243,581
ROMANIA (1.0%)
Romanian Government International Bond
(EUR), 2.00%, 01/28/2032 (a)	212,000	241,950
(EUR), 3.50%, 04/03/2034 (a)	250,000	320,475
		562,425
RUSSIA (1.1%)
Russian Federal Bond - OFZ, Series 6221 (RUB), 7.70%, 03/23/2033	35,750,000	629,368

RWANDA (0.9%)
Rwanda International Government Bond (USD), 6.63%, 05/02/2023 (a)	450,000	484,532

SAUDI ARABIA (3.5%)
Saudi Government International Bond
(USD), 4.50%, 04/17/2030 (a)	840,000	976,769
(USD), 5.00%, 04/17/2049 (a)	770,000	949,025
		1,925,794

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Emerging Markets Debt Fund

SENEGAL (1.2%)
Senegal Government International Bond
(USD), 6.25%, 07/30/2024 (a)	$400,000	$443,710
(EUR), 4.75%, 03/13/2028 (a)(d)	200,000	236,183
		679,893
SOUTH AFRICA (2.7%)
Republic of South Africa Government Bond, Series 2040 (ZAR), 9.00%, 01/31/2040	10,200,000	620,624
Republic of South Africa Government International Bond
(USD), 4.67%, 01/17/2024	300,000	314,250
(USD), 6.25%, 03/08/2041	500,000	543,765
		1,478,639
SRI LANKA (0.9%)
Sri Lanka Government International Bond
(USD), 6.25%, 10/04/2020 (a)	100,000	101,100
(USD), 7.85%, 03/14/2029 (a)	200,000	202,992
(USD), 7.55%, 03/28/2030 (a)	200,000	198,162
		502,254
TANZANIA (0.1%)
Tanzania Government International Bond (USD), 6M USD LIBOR + 6.000%, 7.99%, 03/09/2020 (a)(d)(f)	22,223	22,337

TURKEY (1.3%)
Turkey Government International Bond
(USD), 7.38%, 02/05/2025	410,000	463,270
(USD), 4.88%, 10/09/2026	270,000	270,338
		733,608
UKRAINE (3.9%)
Ukraine Government International Bond
(USD), 7.75%, 09/01/2021 (a)	200,000	212,600
(USD), 7.75%, 09/01/2024 (a)	1,300,000	1,447,745
(EUR), 6.75%, 06/20/2026 (a)	300,000	385,417
(USD), 7.75%, 09/01/2026 (a)	110,000	124,575
		2,170,337
UNITED ARAB EMIRATES (1.3%)
Sharjah Sukuk Program Ltd. (USD), 4.23%, 03/14/2028 (a)	645,000	709,500

URUGUAY (1.8%)
Uruguay Government International Bond
(UYU), 4.38%, 12/15/2028 (d)(h)	19,266,225	539,259
(USD), 5.10%, 06/18/2050 (d)	350,000	441,875
		981,134
VENEZUELA (0.0%)
Venezuela Government International Bond (USD), 9.25%, 05/07/2028 (c)(i)	165,000	20,213
Total Government Bonds		39,156,278

WARRANTS (0.0%)
BRAZIL (0.0%)
OAS S.A.(b)(c)(j)	29,232	—
Total Warrants		0

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Emerging Markets Debt Fund

SHORT-TERM INVESTMENT (5.4%)
UNITED STATES (5.4%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(k)	$2,996,317	$2,996,317
Total Short-Term Investment		2,996,317
Total Investments (Cost $52,942,957) —98.1%		54,570,426
Other Assets in Excess of Liabilities—1.9%		1,078,630
Net Assets—100.0%		$55,649,056

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(c)	Illiquid security.
(d)	Sinkable security.
(e)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(f)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(g)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(h)	Inflation linked security.
(i)	Security is in default.
(j)	Non-income producing security.
(k)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

BRL	Brazilian Real
EUR	Euro Currency
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PIK	Payment In Kind
PLC	Public Limited Company
RUB	Russian Ruble
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

At January 31, 2020, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
Euro/United States Dollar
04/08/2020	JPMorgan Chase	EUR	250,000	USD	280,379	$278,348	$(2,031)
04/08/2020	UBS AG	EUR	178,000	USD	199,764	198,184	(1,580)
						$476,532	$(3,611)

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2020 (Unaudited)

Aberdeen Emerging Markets Debt Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
02/18/2020	UBS AG	USD	798,731	BRL	3,349,000	$781,400	$17,331
04/08/2020	UBS AG	USD	87,972	BRL	373,000	86,813	1,159
United States Dollar/Euro
04/08/2020	Barclays Bank plc	USD	323,368	EUR	292,000	325,111	(1,743)
04/08/2020	JPMorgan Chase	USD	234,937	EUR	211,000	234,926	11
04/08/2020	UBS AG	USD	4,490,933	EUR	3,990,000	4,442,438	48,495
United States Dollar/Indian Rupee
02/18/2020	UBS AG	USD	131,410	INR	9,568,000	133,487	(2,077)
United States Dollar/Indonesian Rupiah
02/18/2020	UBS AG	USD	163,445	IDR	2,330,639,000	168,736	(5,291)
United States Dollar/Mexican Peso
04/08/2020	UBS AG	USD	768,472	MXN	14,709,000	771,319	(2,847)
United States Dollar/South African Rand
04/08/2020	UBS AG	USD	658,083	ZAR	9,490,000	627,044	31,039
						$7,571,274	$86,077

* Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

	Shares or Principal Amount	Value (US$)
GOVERNMENT BONDS (10.7%)
INDONESIA (4.1%)
Indonesia Treasury Bond (IDR), 7.00%, 09/15/2030	$12,800,000,000	$963,164

MEXICO (5.8%)
Mexican Bonos
Series M20 (MXN), 10.00%, 12/05/2024	10,000,000	604,186
Series M30 (MXN), 8.50%, 11/18/2038	4,800,000	295,794
(MXN), 8.00%, 11/07/2047	7,900,000	471,182
		1,371,162
SOUTH AFRICA (0.8%)
South Africa Government Bond, Series 2030 (ZAR), 8.00%, 01/31/2030	2,887,000	180,002
Total Government Bonds		2,514,328

U.S. TREASURIES (20.3%)
UNITED STATES (20.3%)
U.S. Treasury Inflation Indexed Bond
(USD), 3.38%, 04/15/2032 (a)	18,258	25,836
(USD), 0.75%, 02/15/2042 (a)	159,250	175,872
(USD), 0.63%, 02/15/2043 (a)	155,506	167,648
(USD), 1.38%, 02/15/2044 (a)	186,846	234,396
(USD), 0.75%, 02/15/2045 (a)	103,111	114,554
(USD), 1.00%, 02/15/2046 (a)	124,620	146,891
(USD), 0.88%, 02/15/2047 (a)	81,834	94,375
(USD), 1.00%, 02/15/2048 (a)	127,878	152,491
U.S. Treasury Note (USD), 2.38%, 04/30/2020	3,627,300	3,633,393
		4,745,456
Total U.S. Treasuries		4,745,456

PREFERRED STOCKS (0.3%)
GERMANY (0.3%)
Industrials (0.3%)
Jungheinrich AG(b)	3,306	72,588
Total Preferred Stocks		72,588

COMMON STOCKS (38.3%)
AUSTRALIA (0.8%)
Consumer Discretionary (0.3%)
Aristocrat Leisure Ltd.(b)	2,685	64,035

Consumer Staples (0.3%)
Treasury Wine Estates Ltd.(b)	8,811	75,682

Real Estate (0.2%)
Charter Hall Group(b)	905	7,722
Dexus(b), REIT	1,957	16,514
Goodman Group, REIT(b)	2,134	21,126
		45,362
		185,079

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

AUSTRIA (0.2%)
Financials (0.1%)
BAWAG Group AG(b)(c)(d)	1,005	$43,437

Real Estate (0.1%)
CA Immobilien Anlagen AG(b)	270	11,880
		55,317
BELGIUM (0.1%)
Real Estate (0.1%)
Aedifica SA, REIT	42	5,683
Warehouses De Pauw CVA(b), REIT	350	10,003
		15,686
BRAZIL (0.1%)
Consumer Discretionary (0.1%)
Afya Ltd.(d), Class A	1,067	31,861

CANADA (0.7%)
Consumer Discretionary (0.2%)
Restaurant Brands International, Inc.	751	45,818

Consumer Staples (0.3%)
Alimentation Couche-Tard, Inc., Class B	2,377	79,443

Real Estate (0.2%)
Allied Properties Real Estate Investment Trust, REIT	337	14,062
Canadian Apartment Properties REIT	474	20,272
		34,334
		159,595
CHINA (0.9%)
Communication Services (0.1%)
Tencent Holdings Ltd.(b)	800	38,152

Consumer Discretionary (0.5%)
Alibaba Group Holding Ltd., ADR(d)	161	33,261
Shenzhou International Group Holdings Ltd.(b)	5,800	76,675
		109,936
Financials (0.3%)
Ping An Insurance Group Co. of China Ltd., H Shares(b)	6,500	73,501
		221,589
DENMARK (1.3%)
Financials (0.3%)
Tryg AS(b)	2,269	68,750

Industrials (0.4%)
Vestas Wind Systems AS(b)	978	97,084

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

Utilities (0.6%)
Orsted AS(b)(c)	1,176	$128,268
		294,102
FINLAND (0.3%)
Real Estate (0.0%)
Kojamo OYJ	196	3,604

Utilities (0.3%)
Fortum OYJ(b)	2,577	62,363
		65,967
FRANCE (2.7%)
Communication Services (0.2%)
Vivendi SA(b)	1,660	45,400

Health Care (0.2%)
Orpea(b)	381	49,604

Industrials (2.2%)
Alstom SA(b)	4,406	233,519
Schneider Electric SE(b)	932	92,945
Thales SA(b)	538	59,036
Vinci SA(b)	1,019	112,894
		498,394
Real Estate (0.1%)
Gecina SA, REIT	153	28,914
		622,312
GERMANY (1.6%)
Real Estate (0.9%)
alstria office REIT-AG(b)	1,020	20,236
LEG Immobilien AG(b)	155	19,117
Vonovia SE(b)	2,827	161,354
		200,707
Utilities (0.7%)
RWE AG(b)	4,694	162,728
		363,435
GHANA (0.0%)
Energy (0.0%)
Tullow Oil PLC(b)	11,722	7,776

ISRAEL (0.3%)
Information Technology (0.3%)
NICE Ltd., ADR(d)	389	67,025

ITALY (1.2%)
Industrials (0.5%)
Prysmian SpA(b)	5,661	125,573

Utilities (0.7%)
Enel SpA(b)	18,904	164,773
		290,346

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

JAPAN (1.3%)
Consumer Discretionary (0.2%)
Sony Corp.	700	$49,860

Health Care (0.3%)
Shionogi & Co. Ltd.(b)	1,300	77,317

Real Estate (0.8%)
Daiwa Office Investment Corp.(b), REIT	2	16,029
GLP J-REIT(b)	8	10,746
Invesco Office J-Reit, Inc., REIT(b)	20	4,259
Japan Real Estate Investment Corp., REIT(b)	3	21,907
Japan Rental Housing Investments, Inc., REIT	4	3,976
LaSalle Logiport REIT(b)	4	6,456
MCUBS MidCity Investment Corp.(b), REIT	4	4,695
Mitsui Fudosan Co. Ltd., REIT(b)	1,600	42,377
Nippon Building Fund, Inc., REIT(b)	2	16,201
Nippon Prologis REIT, Inc.(b), REIT	8	22,998
Orix JREIT, Inc.(b)	5	10,564
Sumitomo Realty & Development Co. Ltd.(b)	400	14,726
Tokyu Fudosan Holdings Corp.(b)	1,100	7,754
		182,688
		309,865
MEXICO (0.2%)
Materials (0.2%)
Grupo Mexico SAB de CV	16,214	43,102

NETHERLANDS (1.1%)
Financials (0.6%)
ASR Nederland NV(b)	3,765	140,092

Information Technology (0.3%)
NXP Semiconductors NV	570	72,310

Materials (0.2%)
Koninklijke DSM NV(b)	406	49,413
		261,815
NORWAY (0.3%)
Communication Services (0.3%)
Telenor ASA(b)	3,263	58,966

Real Estate (0.0%)
Entra ASA(b)(c)	530	9,045
		68,011
PANAMA (0.2%)
Industrials (0.2%)
Copa Holdings SA, Class A	415	40,653

PORTUGAL (0.2%)
Energy (0.2%)
Galp Energia SGPS SA(b)	2,726	41,191

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

REPUBLIC OF IRELAND (0.3%)
Industrials (0.3%)
Kingspan Group PLC	1,029	$63,508

SINGAPORE (0.2%)
Real Estate (0.2%)
CapitaLand Commercial Trust(b), REIT	7,000	10,535
CapitaLand Mall Trust(b), REIT	6,900	12,686
City Developments Ltd.(b)	1,700	13,102
		36,323
SPAIN (0.5%)
Real Estate (0.1%)
Inmobiliaria Colonial Socimi SA, REIT(b)	1,093	14,646
Merlin Properties Socimi SA(b)	1,233	17,488
		32,134
Utilities (0.4%)
Iberdrola SA, (b)	8,334	91,185
Iberdrola SA, (d)	165	1,801
		92,986
		125,120
SWEDEN (0.8%)
Energy (0.2%)
Lundin Petroleum AB(b)	1,770	53,834

Industrials (0.4%)
Sandvik AB(b)	2,505	45,720
SKF AB, B Shares(b)	2,284	41,808
		87,528
Real Estate (0.2%)
Castellum AB	837	20,571
Fabege AB(b)	810	13,885
Hufvudstaden AB(b)	406	8,043
Kungsleden AB	837	8,921
		51,420
		192,782
SWITZERLAND (0.7%)
Consumer Staples (0.4%)
Nestle SA(b)	921	101,580

Financials (0.3%)
Zurich Insurance Group AG(b)	148	61,437
		163,017
UNITED KINGDOM (3.8%)
Communication Services (0.3%)
Cineworld Group PLC(b)	24,663	57,566
Rightmove PLC(b)	1,089	9,438
		67,004

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

Consumer Discretionary (0.7%)
Barratt Developments PLC(b)	4,690	$49,656
Next PLC(b)	341	30,990
Persimmon PLC(b)	1,283	51,651
Whitbread PLC(b)	490	28,884
		161,181
Energy (0.3%)
BP PLC(b)	9,733	58,594

Financials (1.0%)
Aviva PLC(b)	8,211	43,030
Barclays PLC(b)	20,718	45,752
Lloyds Banking Group PLC(b)	108,656	81,115
Royal Bank of Scotland Group PLC(b)	16,615	47,589
St James's Place PLC(b)	888	13,355
		230,841
Health Care (0.8%)
AstraZeneca PLC(b)	964	94,306
GlaxoSmithKline PLC(b)	4,004	94,011
		188,317
Industrials (0.4%)
Howden Joinery Group PLC(b)	1,034	9,380
RELX PLC(b)	3,535	93,790
		103,170
Real Estate (0.1%)
British Land Co. PLC (The), REIT(b)	4,026	29,443

Utilities (0.2%)
Severn Trent PLC	422	14,371
United Utilities Group PLC(b)	2,607	34,884
		49,255
		887,805
UNITED STATES (18.5%)
Communication Services (1.2%)
Alphabet, Inc., Class C(d)	91	130,515
Facebook, Inc.(d), Class A	695	140,327
		270,842
Consumer Discretionary (1.3%)
Dollar Tree, Inc.(d)	745	64,867
Las Vegas Sands Corp.	505	32,982
McDonald's Corp.	300	64,191
Service Corp. International	1,439	69,000
TJX Cos., Inc. (The)	1,423	84,014
		315,054
Consumer Staples (0.8%)
Constellation Brands, Inc., Class A	519	97,728
Mondelez International, Inc., Class A	1,469	84,291
		182,019

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

Energy (0.5%)
ConocoPhillips	1,060	$62,996
EOG Resources, Inc.	774	56,432
		119,428
Financials (2.1%)
Bank of America Corp.	1,177	38,641
Blackstone Group, Inc. (The), Class A	920	56,184
Burford Capital Ltd.(b)	2,593	21,538
Charles Schwab Corp. (The)	1,941	88,413
Citigroup, Inc.	1,338	99,561
Goldman Sachs Group, Inc. (The)	413	98,191
Intercontinental Exchange, Inc.	687	68,521
Sabra Health Care REIT, Inc., REIT	585	12,577
		483,626
Health Care (1.6%)
Baxter International, Inc.	1,299	115,897
Boston Scientific Corp.(d)	2,232	93,454
Eli Lilly & Co.	452	63,117
Neurocrine Biosciences, Inc.(d)	235	23,519
UnitedHealth Group, Inc.	296	80,645
		376,632
Industrials (1.9%)
Allison Transmission Holdings, Inc.	1,841	81,372
IHS Markit Ltd.(d)	1,026	80,910
Ingersoll-Rand PLC	474	63,151
Union Pacific Corp.	774	138,871
United Parcel Service, Inc., Class B	861	89,131
		453,435
Information Technology (2.8%)
Autodesk, Inc.(d)	290	57,086
Evo Payments, Inc.(d), Class A	957	26,518
Fidelity National Information Services, Inc.	726	104,297
Marvell Technology Group Ltd.	3,665	88,107
Mastercard, Inc., Class A	372	117,530
Microsoft Corp.	1,505	256,196
		649,734
Real Estate (5.3%)
Alexandria Real Estate Equities, Inc., REIT	228	37,210
American Homes 4 Rent, REIT	544	14,868
American Tower Corp., REIT	524	121,432
Americold Realty Trust, REIT	648	22,337
Apartment Investment & Management Co., Class A, REIT	305	16,077
AvalonBay Communities, Inc., REIT	164	35,537
Boston Properties, Inc., REIT	199	28,527
Digital Realty Trust, Inc., REIT	366	45,014
Douglas Emmett, Inc., REIT	269	11,163
Duke Realty Corp., REIT	959	34,821
Equinix, Inc., REIT	276	162,765
Equity LifeStyle Properties, Inc., REIT	474	34,483
Essex Property Trust, Inc., REIT	87	26,949
Extra Space Storage, Inc., REIT	198	21,915

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

Gaming and Leisure Properties, Inc., REIT	610	$28,826
Highwoods Properties, Inc., REIT	448	22,449
Host Hotels & Resorts, Inc., REIT	1,006	16,438
Hudson Pacific Properties, Inc., REIT	332	12,065
Invitation Homes, Inc., REIT	1,500	47,205
MGM Growth Properties LLC, REIT	761	24,306
Mid-America Apartment Communities, Inc., REIT	232	31,833
Omega Healthcare Investors, Inc., REIT	535	22,443
Prologis, Inc., REIT	1,673	155,388
Realty Income Corp., REIT	636	49,869
SITE Centers Corp., REIT	586	7,448
STORE Capital Corp., REIT	466	18,290
Sun Communities, Inc., REIT	213	34,542
UDR, Inc., REIT	516	24,722
VEREIT, Inc., REIT	3,209	31,320
Vornado Realty Trust, REIT	505	33,214
Welltower, Inc., REIT	900	76,419
		1,249,875
Utilities (1.0%)
CMS Energy Corp.	991	67,894
NextEra Energy, Inc.	607	162,797
		230,691
		4,331,336
Total Common Stocks		8,944,618
Total Purchased Options (see detail below)		4,299

CERTIFICATES OF DEPOSIT (21.4%)
CANADA (4.3%)
Bank of Montreal (USD), 1.53%, 02/03/2020	1,000,425	1,000,425

FRANCE (8.6%)
BNP Paribas (USD), 1.47%, 02/03/2020	1,002,003	1,002,003
Credit Agricole SA (USD), 1.60%, 02/06/2020	1,002,076	1,002,076
		2,004,079
NETHERLANDS (8.5%)
ING Bank NV (USD), 1.50%, 02/03/2020	1,001,794	1,001,794
Rabobank Nederland NV (USD), 1.49%, 02/03/2020	1,001,159	1,001,159
		2,002,953
Total Certificates of Deposit		5,007,457

SHORT-TERM INVESTMENT (8.5%)
UNITED STATES (8.5%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(e)	1,973,546	1,973,546
Total Short-Term Investment		1,973,546
Total Investments (Cost $22,811,755) —99.5%		23,262,292
Other Assets in Excess of Liabilities—0.5%		105,960
Net Assets—100.0%		$23,368,252

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

(a)	Inflation linked security.
(b)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Non-income producing security.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Sol
REIT	Real Estate Investment Trust
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

At January 31, 2020, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
LONG CONTRACT POSITIONS
Euro STOXX 50 Future	3	03/20/2020	$124,889	$121,075	$(3,814)
FTSE 100 Future Index	1	03/20/2020	99,976	95,307	(4,669)
MSCI Emerging Market Index Future	12	03/20/2020	661,705	630,060	(31,645)
OMXS30 Index Future	1	02/21/2020	18,562	18,563	1
United States Treasury Note 6%–10 year	64	03/20/2020	8,276,226	8,426,000	149,774
United States Treasury Note 6%–5 year	47	03/31/2020	5,579,120	5,655,055	75,935
United States Treasury Note 6%–Ultra Long	1	03/20/2020	141,891	145,656	3,765
					$189,347
SHORT CONTRACT POSITIONS
E-Mini Russell 2000 Future	(27)	03/20/2020	$(2,252,290)	$(2,179,845)	$72,445
Euro-Bund Future	(31)	03/06/2020	(5,911,167)	(6,017,969)	(106,802)
Hang Seng China Enterprises Index Future	(1)	02/27/2020	(178,951)	(168,884)	10,068
S&P 500 (E-Mini) Future	(5)	03/20/2020	(802,049)	(806,000)	(3,951)
SPI 200 Future	(1)	03/19/2020	(113,274)	(116,375)	(3,102)
United States Treasury Long Bond Future	(12)	03/20/2020	(1,886,565)	(1,962,375)	(75,810)
					$(107,152)
					$82,195

At January 31, 2020, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
02/13/2020	Citibank	AUD	17,926	USD	12,116	$12,001	$(115)
02/13/2020	Goldman Sachs & Co.	AUD	8,190	USD	5,517	5,483	(34)
Brazilian Real/United States Dollar
02/13/2020	JPMorgan Chase	BRL	272,000	USD	64,953	63,480	(1,473)
02/13/2020	Royal Bank of Canada	BRL	2,010,000	USD	477,568	469,097	(8,471)
02/20/2020	Citibank	BRL	280,000	USD	67,077	65,324	(1,753)
British Pound/United States Dollar
02/13/2020	Barclays Bank	GBP	177,658	USD	234,691	234,649	(42)
02/13/2020	Royal Bank of Canada	GBP	225,999	USD	296,998	298,498	1,500
02/20/2020	Royal Bank of Canada	GBP	45,000	USD	59,039	59,446	407
03/17/2020	Barclays Bank	GBP	36,000	USD	48,417	47,588	(829)
Chinese Yuan Renminbi/United States Dollar
02/20/2020	Barclays Bank	CNY	440,000	USD	63,540	63,004	(536)
Colombian Peso/United States Dollar
02/13/2020	Barclays Bank	COP	1,020,000,000	USD	294,101	298,105	4,004
02/13/2020	Royal Bank of Canada	COP	113,000,000	USD	34,039	33,025	(1,014)
Crech Koruna/United States Dollar
02/13/2020	Barclays Bank	CZK	2,770,000	USD	120,188	121,804	1,616
02/13/2020	Citibank	CZK	309,000	USD	13,666	13,588	(78)
Danish Krone/United States Dollar
02/13/2020	Barclays Bank	DKK	8,559	USD	1,277	1,271	(6)
02/13/2020	JPMorgan Chase	DKK	130,999	USD	19,380	19,454	74
02/13/2020	Royal Bank of Canada	DKK	40,183	USD	5,970	5,967	(3)
Euro/United States Dollar
02/13/2020	JPMorgan Chase	EUR	53,354	USD	58,928	59,204	276
02/13/2020	Royal Bank of Canada	EUR	1,032,256	USD	1,145,727	1,145,437	(290)
03/17/2020	Barclays Bank	EUR	66,000	USD	72,946	73,385	439
03/17/2020	Royal Bank of Canada	EUR	80,000	USD	88,943	88,951	8

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

Hong Kong Dollar/United States Dollar
02/20/2020	Barclays Bank	HKD	1,340,000	USD	172,447	$172,488	$41
02/20/2020	JPMorgan Chase	HKD	630,000	USD	81,040	81,095	55
Hungarian Forint/United States Dollar
02/13/2020	Barclays Bank	HUF	69,300,000	USD	230,032	227,905	(2,127)
02/13/2020	Citibank	HUF	9,210,000	USD	30,574	30,289	(285)
Indian Rupee/United States Dollar
02/13/2020	Barclays Bank	INR	115,000,000	USD	1,585,573	1,605,330	19,757
02/13/2020	Citibank	INR	14,300,000	USD	197,125	199,619	2,494
02/13/2020	JPMorgan Chase	INR	1,840,000	USD	25,849	25,685	(164)
02/20/2020	Citibank	INR	3,900,000	USD	54,625	54,398	(227)
02/20/2020	JPMorgan Chase	INR	2,000,000	USD	28,025	27,897	(128)
Indonesian Rupiah/United States Dollar
02/13/2020	Citibank	IDR	7,850,000,000	USD	552,946	568,659	15,713
02/13/2020	JPMorgan Chase	IDR	833,000,000	USD	61,003	60,343	(660)
05/13/2020	Citibank	IDR	12,900,000,000	USD	931,778	924,428	(7,350)
Japanese Yen/United States Dollar
02/03/2020	JPMorgan Chase	JPY	585,648	USD	5,381	5,405	24
02/13/2020	Barclays Bank	JPY	2,793,030	USD	25,640	25,789	149
02/13/2020	JPMorgan Chase	JPY	8,310,958	USD	76,034	76,738	704
02/13/2020	Royal Bank of Canada	JPY	9,504,041	USD	87,797	87,754	(43)
04/15/2020	JPMorgan Chase	JPY	176,000,000	USD	1,608,846	1,630,569	21,723
Malaysian Ringgit/United States Dollar
02/13/2020	Barclays Bank	MYR	737,500	USD	178,177	179,914	1,737
Mexican Peso/United States Dollar
02/13/2020	Citibank	MXN	1,050,000	USD	55,861	55,505	(356)
02/13/2020	Royal Bank of Canada	MXN	9,180,000	USD	469,955	485,276	15,321
New Russian Ruble/United States Dollar
02/13/2020	Barclays Bank	RUB	18,190,000	USD	283,223	284,247	1,024
03/17/2020	Citibank	RUB	2,300,000	USD	36,960	35,820	(1,140)
New Taiwan Dollar/United States Dollar
02/20/2020	JPMorgan Chase	TWD	3,400,000	USD	113,683	112,041	(1,642)
Peruvian Nouveau Sol/United States Dollar
02/13/2020	JPMorgan Chase	PEN	59,600	USD	17,950	17,597	(353)
02/13/2020	Royal Bank of Canada	PEN	469,000	USD	138,893	138,475	(418)
Romanian Leu/United States Dollar
02/13/2020	Citibank	RON	926,000	USD	214,532	214,912	380
South African Rand/United States Dollar
02/13/2020	Barclays Bank	ZAR	5,875,000	USD	394,482	390,983	(3,499)
03/17/2020	Barclays Bank	ZAR	440,000	USD	30,511	29,156	(1,355)
South Korean Won/United States Dollar
02/13/2020	Barclays Bank	KRW	1,870,000,000	USD	1,598,439	1,562,461	(35,978)
02/20/2020	Citibank	KRW	68,000,000	USD	58,322	56,838	(1,484)
02/20/2020	JPMorgan Chase	KRW	55,000,000	USD	47,260	45,972	(1,288)
Thai Baht/United States Dollar
02/13/2020	Citibank	THB	9,640,000	USD	319,377	308,314	(11,063)
02/13/2020	JPMorgan Chase	THB	1,430,000	USD	47,031	45,735	(1,296)
Turkish Lira/United States Dollar
02/13/2020	Citibank	TRY	1,331,000	USD	227,224	221,925	(5,299)
						$13,168,323	$(3,353)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
02/13/2020	Barclays Bank	USD	82,908	AUD	120,000	$80,338	$2,570
02/13/2020	JPMorgan Chase	USD	14,622	AUD	21,200	14,193	429
02/13/2020	Royal Bank of Canada	USD	1,041,789	AUD	1,526,123	1,021,717	20,072
United States Dollar/Brazilian Real
02/20/2020	Barclays Bank	USD	63,844	BRL	270,000	62,991	853
02/20/2020	Citibank	USD	51,167	BRL	210,000	48,993	2,174
United States Dollar/British Pound
02/13/2020	Citibank	USD	1,304,295	GBP	1,004,898	1,327,262	(22,967)
02/13/2020	HSBC Bank	USD	63,020	GBP	48,038	63,448	(428)
02/13/2020	JPMorgan Chase	USD	47,895	GBP	36,568	48,299	(404)
02/13/2020	Royal Bank of Canada	USD	68,544	GBP	51,872	68,513	31
02/20/2020	Barclays Bank	USD	60,319	GBP	45,000	59,446	873
03/17/2020	Barclays Bank	USD	47,494	GBP	36,000	47,588	(94)
United States Dollar/Canadian Dollar
02/13/2020	Citibank	USD	97,686	CAD	128,970	97,452	234
02/13/2020	JPMorgan Chase	USD	11,415	CAD	14,878	11,242	173
United States Dollar/Chinese Yuan Renminbi
02/20/2020	Barclays Bank	USD	111,066	CNY	780,000	111,689	(623)
United States Dollar/Danish Krone
02/13/2020	Citibank	USD	228,942	DKK	1,535,960	228,099	843
02/13/2020	JPMorgan Chase	USD	59,748	DKK	401,413	59,612	136
United States Dollar/Euro
02/13/2020	Barclays Bank	USD	209,693	EUR	188,370	209,023	670
02/13/2020	Citibank	USD	2,648,750	EUR	2,378,537	2,639,331	9,419
02/13/2020	JPMorgan Chase	USD	29,020	EUR	26,282	29,164	(144)
02/13/2020	Royal Bank of Canada	USD	1,132,085	EUR	1,016,419	1,127,864	4,221
03/17/2020	Citibank	USD	172,799	EUR	155,000	172,343	456
04/06/2020	JPMorgan Chase	USD	9,936	EUR	8,921	9,931	5
United States Dollar/Hong Kong Dollar
02/13/2020	Royal Bank of Canada	USD	189,258	HKD	1,482,692	190,877	(1,619)
02/20/2020	Barclays Bank	USD	190,384	HKD	1,490,000	191,796	(1,412)
02/20/2020	Citibank	USD	182,698	HKD	1,430,000	184,073	(1,375)
02/20/2020	Royal Bank of Canada	USD	56,175	HKD	440,000	56,638	(463)
United States Dollar/Indian Rupee
02/13/2020	Barclays Bank	USD	1,589,164	INR	115,000,000	1,605,330	(16,166)
02/20/2020	Barclays Bank	USD	61,809	INR	4,400,000	61,372	437
02/20/2020	Royal Bank of Canada	USD	77,160	INR	5,600,000	78,110	(950)
United States Dollar/Indonesian Rupiah
05/13/2020	Barclays Bank	USD	896,151	IDR	12,900,000,000	924,428	(28,277)
07/24/2020	Citibank	USD	924,784	IDR	12,900,000,000	917,389	7,395

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

United States Dollar/Japanese Yen
02/13/2020	Citibank	USD	375,856	JPY	40,529,997	$374,228	$1,628
02/13/2020	JPMorgan Chase	USD	47,341	JPY	5,198,501	48,000	(659)
United States Dollar/Mexican Peso
02/13/2020	Barclays Bank	USD	28,671	MXN	565,753	29,907	(1,236)
02/13/2020	Royal Bank of Canada	USD	13,584	MXN	268,886	14,214	(630)
02/20/2020	Royal Bank of Canada	USD	665,262	MXN	13,100,000	691,782	(26,520)
United States Dollar/New Russian Ruble
03/17/2020	Barclays Bank	USD	61,859	RUB	3,900,000	60,738	1,121
United States Dollar/New Taiwan Dollar
02/13/2020	Barclays Bank	USD	793,467	TWD	24,000,000	790,656	2,811
02/13/2020	JPMorgan Chase	USD	107,145	TWD	3,200,000	105,421	1,724
02/20/2020	Barclays Bank	USD	80,019	TWD	2,400,000	79,088	931
02/20/2020	Citibank	USD	56,258	TWD	1,700,000	56,021	237
02/20/2020	Royal Bank of Canada	USD	52,812	TWD	1,600,000	52,725	87
United States Dollar/Norwegian Krone
02/13/2020	Barclays Bank	USD	104,764	NOK	933,481	101,495	3,269
02/13/2020	Citibank	USD	2,493	NOK	22,205	2,414	79
02/13/2020	Royal Bank of Canada	USD	851,091	NOK	7,749,599	842,590	8,501
United States Dollar/Singapore Dollar
02/13/2020	JPMorgan Chase	USD	13,423	SGD	18,076	13,247	176
02/13/2020	Royal Bank of Canada	USD	23,914	SGD	32,543	23,848	66
United States Dollar/South African Rand
03/17/2020	Barclays Bank	USD	59,768	ZAR	880,000	58,312	1,456
04/22/2020	Goldman Sachs & Co.	USD	54,248	ZAR	816,762	53,869	379
04/22/2020	Royal Bank of Canada	USD	39,062	ZAR	587,350	38,738	324
United States Dollar/South Korean Won
02/13/2020	Barclays Bank	USD	2,509,823	KRW	2,920,000,000	2,439,778	70,045
02/20/2020	Barclays Bank	USD	111,503	KRW	130,000,000	108,662	2,841
02/20/2020	JPMorgan Chase	USD	73,554	KRW	86,000,000	71,884	1,670
United States Dollar/Swedish Krona
02/13/2020	Barclays Bank	USD	27,562	SEK	260,132	27,033	529
02/13/2020	Citibank	USD	62,753	SEK	601,459	62,505	248
02/13/2020	JPMorgan Chase	USD	75,281	SEK	719,112	74,732	549
02/13/2020	Royal Bank of Canada	USD	32,959	SEK	309,055	32,118	841
United States Dollar/Swiss Franc
02/13/2020	Citibank	USD	156,171	CHF	153,889	159,869	(3,698)
United States Dollar/Thai Baht
04/28/2020	Citibank	USD	931,827	THB	29,200,000	933,334	(1,507)
						$19,095,759	$41,331

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

At January 31, 2020, the Fund's open forward foreign cross currency contracts were as follows:

Purchase / Sale Settlement Date	Counterparty	Amount Purchased		Amount Sold		Contract Value	Fair Value	Unrealized Depreciation
Canadian Dollar/Japanese Yen
02/13/2020	Royal Bank of Canada	CAD	1,820,000	JPY	151,043,117	$1,383,118	$1,363,707	$(19,411)

Japanese Yen/Canadian Dollar
02/13/2020	Citibank	JPY	148,734,404	CAD	1,820,000	1,368,932	1,367,026	(1,906)
							$2,730,733	$(21,317)

* Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2020, the Fund held the following centrally cleared credit default swaps:

Expiration Date	Notional Amount	Credit Index	Fixed Rate	Implied Credit Spread*	Frequency of Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation
Buy Protection:
12/20/2024	652,410	CDX NA HY 5-year	Equal to 5.00%	—%	Quarterly	$(61,698)	$(57,847)	$3,851
12/20/2024	408,078	CDX NA HY 5-year	Equal to 5.00%	—%	Quarterly	(38,466)	(36,183)	2,283
12/20/2024	136,026	CDX NA HY 5-year	Equal to 5.00%	—%	Quarterly	(12,951)	(12,061)	890
12/20/2024	136,026	CDX NA HY 5-year	Equal to 5.00%	—%	Quarterly	(12,952)	(12,061)	891
12/20/2024	204,000	iTraxx Europe Crossover 5-year	Equal to 5.00%	—%	Quarterly	(29,797)	(29,026)	771
12/20/2024	204,000	iTraxx Europe Crossover 5-year	Equal to 5.00%	—%	Quarterly	(30,073)	(29,026)	1,047
						$(185,937)	$(176,204)	$9,733

Sell Protection:
12/20/2024	3,405,600	CDX NA HY 5-year	Equal to 5.00%	—%	Quarterly	$249,569	$301,963	$52,394
12/20/2024	1,030,000	iTraxx Europe Crossover 5-year	Equal to 5.00%	—%	Quarterly	144,158	146,553	2,395
						$393,727	$448,516	$54,789

*	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swaps agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default swap with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

At January 31, 2020, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
SEK	36,667,000	11/22/2022	Receive	3-month STIBOR	0.21%	Quarterly	$(224)	$—	$224
SEK	$18,333,000	11/22/2022	Receive	3-month STIBOR	0.21%	Quarterly	(133)	$—	$133
AUD	511,000	11/28/2025	Receive	3-month BBSW	1.08%	Quarterly	(1,280)	(2,009)	(729)
AUD	2,780,000	01/17/2026	Receive	3-month BBSW	1.17%	Quarterly	(10,779)	(14,595)	(3,815)
USD	228,000	01/17/2040	Receive	12-month US CPI	2.01%	Annually	—	(4,512)	(4,513)
USD	127,000	01/17/2050	Receive	12-month US CPI	(2.01)%	Annually	—	(3,035)	(3,035)
							$(12,416)	$(24,151)	$(11,735)
SEK	110,000,000	11/22/2022	Pay	3-month STIBOR	0.21%	Quarterly	$—	$3,580	$3,580
AUD	1,732,000	11/28/2025	Pay	3-month BBSW	1.08%	Quarterly	—	6,808	6,808
AUD	1,732,000	11/28/2025	Pay	3-month BBSW	1.10%	Quarterly	—	7,382	7,382
AUD	5,196,000	12/05/2025	Pay	3-month BBSW	1.20%	Quarterly	—	32,307	32,307
AUD	2,780,000	01/17/2026	Pay	3-month BBSW	1.17%	Quarterly	—	14,595	14,595
GBP	2,790,000	11/15/2029	Pay	12-month UK RPI	3.47%	Annually	—	54,203	54,203
SEK	7,300,012	02/03/2030	Pay	3-month STIBOR	0.69%	Quarterly	—	1,559	1,559
SEK	3,649,988	02/04/2030	Pay	3-month STIBOR	0.66%	Quarterly	—	248	248
							$—	$120,682	$120,682
							$(12,416)	$96,531	$108,947

At January 31, 2020, the Fund held the following purchased options:

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value	Unrealized Value
PUT OPTIONS PURCHASED (0.0%)
Swiss Leader Index (CHF)	03/20/2020	10,415	5	5	1,223	811	(412)
Swiss Leader Indexs (CHF)	03/20/2020	10,450	5	5	1,196	872	(324)
							$(736)

CALL OPTIONS PURCHASED (0.0%)
Swiss Leader Index (CHF)	03/20/2020	10,584	10	10	1,920	1,898	(22)
Swiss Leader Index (KRW)	03/12/2020	307	1,750,000	1,750,000	9,067	718	(8,349)
							$(8,371)

At January 31, 2020, the Fund held the following written options:

CALL OPTIONS WRITTEN (0.0%)
Swiss Leader Index (CHF)	03/20/2020	10,415	(5)	(5)	(1,223)	(1,495)	(272)
Swiss Leader Indexs (CHF)	03/20/2020	10,450	(5)	(5)	(1,196)	(1,374)	(178)
							$(450)

PUT OPTIONS WRITTEN (0.2%)
Swiss Leader Index (CHF)	03/20/2020	10,584	(10)	(10)	(1,920)	(2,289)	(369)
Swiss Leader Index (KRW)	03/12/2020	307	$(1,750,000)	(1,750,000)	(9,067)	$(33,568)	$(24,501)
							$(24,870)

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (100.6%)
Alabama (2.2%)
Black Belt Energy Gas District Revenue Bonds, Series A, 4.00%, 08/01/2047(a)	$1,000,000	$1,066,420
Columbia Industrial Development Board Revenue Bonds (Alabama Power Co. Project), 1.35%, 06/01/2028(a)	200,000	200,000
Wilsonville Industrial Development Solid Waste Disposal Revenue Bonds (Alabama Powe Company Gaston Plant Project), 1.27%, 12/01/2030(a)	300,000	300,000
		1,566,420
Alaska (1.4%)
City of Valdez Revenue Bonds Pipelines Project, Series B, 5.00%, 01/01/2021	1,000,000	1,034,590

Arizona (2.6%)
Arizona Industrial Development Authority Revenue Bonds, 5.00%, 01/01/2032	1,580,000	1,846,072

California (5.4%)
Bay Area Toll Authority Revenue Bonds, Series A, 2.95%, 04/01/2047(a)	350,000	385,676
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series A, 4.25%, 01/15/2035	168,386	204,870
Los Angeles Community College District General Obligation Unlimited Bonds, Series I, 4.00%, 08/01/2029	400,000	476,124
M-S-R Energy Authority Gas Revenue Bonds
Series B, 6.13%, 11/01/2029	495,000	640,718
Series A, 6.50%, 11/01/2039	500,000	813,100
San Francisco City & County Public Utilities Commission Revenue Bonds, (Pre-refunded @ $100, 11/01/2020), Series F, 5.00%, 11/01/2024	300,000	309,522
Turlock Irrigation District Revenue Bonds, 5.00%, 01/01/2029	1,000,000	1,038,110
		3,868,120
Connecticut (1.8%)
State Health & Educational Facilities Authority Revenue Bonds, Series F, 5.00%, 07/01/2027	1,135,000	1,295,183

Delaware (0.3%)
County of New Castle Revenue Bonds (Flightsafety International, Inc.), AMT, 1.16%, 06/01/2022(a)	200,000	200,000

District of Columbia (0.9%)
Washington Convention & Sports Authority Revenue Bonds, Series A, 5.00%, 10/01/2030	500,000	628,500

Florida (7.2%)
Broward County Industrial Development Revenue Bonds (Florida Power & Light Co.), 1.21%, 06/01/2045(a)	1,700,000	1,700,000
City of Tampa Revenue Bonds (Baycare Health Care System), Series A, 4.00%, 11/15/2033	1,000,000	1,058,960
County of Escambia Revenue Bonds , 5.00%, 10/01/2046	1,000,000	1,199,250
Florida Development Finance Corp. Revenue Bonds (Imagine School At Broward) , 5.00%, 12/15/2039(b)	500,000	588,740
Polk County Industrial Development Authority Revenue Bonds (Carpenter's Home Estates, Inc. Project), 5.00%, 01/01/2039	160,000	180,698
Volusia County Educational Facility Authority Revenue Bonds , 5.00%, 10/15/2047	100,000	119,920
Volusia County Educational Facility Authority Revenue Bonds, Series B, 5.00%, 10/15/2023	250,000	286,050
		5,133,618

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

Georgia (1.9%)
Main Street Natural Gas, Inc. Revenue Bonds, Series A, 5.00%, 05/15/2035	$250,000	$335,262
Monroe Country Development Authority Revenue Bonds, 2.35%, 10/01/2048(a)	1,000,000	1,010,920
		1,346,182
Hawaii (1.0%)
City & County Honolulu HI Wastewater System Revenue Bonds, Series A, 5.00%, 07/01/2047	560,000	684,482

Illinois (2.0%)
Illinois Finance Authority Revenue Bonds (Carle Foundation), Series A, 6.00%, 08/15/2041	500,000	534,400
State of Illinois General Obligation Unlimited Bonds, Series D, 5.00%, 11/01/2021	815,000	862,971
		1,397,371
Indiana (1.1%)
Indiana Finance Authority Revenue Bonds (Earlham College, Inc.), 5.00%, 10/01/2032	750,000	807,780

Kansas (1.4%)
Kansas Hospital Loan City Of Holton Revenue Bonds (Rural Health Resources Of Jackson Co., Inc. Project), 2.50%, 07/01/2021	1,000,000	1,003,490

Kentucky (3.0%)
Kentucky Public Energy Authority Revenue Bonds, Series A, 4.00%, 04/01/2048(a)	500,000	549,660
Louisville Regional Airport Authority Revenue Bonds (United Parcel Service, Inc.), Series B, 1.35%, 01/01/2029(a)	1,600,000	1,600,000
		2,149,660
Louisiana (3.8%)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Glen Retirement System), Series A
5.00%, 01/01/2021	75,000	76,400
5.00%, 01/01/2022	160,000	166,069
5.00%, 01/01/2023	170,000	179,398
Louisiana Public Facilities Authority Revenue Bonds, (Pre-refunded @ $100, 05/15/2026), 3.00%, 05/15/2031	10,000	11,092
New Orleans Aviation Board Revenue Bonds (Louis Armstrong International Airport), 5.00%, 01/01/2028	500,000	632,665
New Orleans Aviation Board Revenue Bonds (Parking Facilities Corp.), 5.00%, 10/01/2027	250,000	312,120
Parish of St. Charles Gulf Opportunity Zone Revenue Bonds (Valero Project), 4.00%, 12/01/2040(a)	1,250,000	1,320,550
		2,698,294
Massachusetts (0.9%)
Massachusetts Development Finance Agency Revenue Bonds, Series A, 5.00%, 07/01/2036	500,000	617,435

Michigan (1.8%)
Grand Rapids Building Authority Revenue Bonds, 5.00%, 08/01/2020	900,000	902,781
Michigan Finance Authority Revenue Bonds (Cesar Chavez Academy), 3.25%, 02/01/2024	400,000	403,584
		1,306,365
Nebraska (1.1%)
Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3), 5.00%, 09/01/2021	750,000	795,315

New Hampshire (0.9%)
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College)
5.00%, 08/01/2035	250,000	307,805
5.00%, 08/01/2036	245,000	300,887
		608,692

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

New Jersey (5.8%)
New Jersey Educational Facilities Authority Revenue Bonds (The College of New Jersey), Series F, 4.00%, 07/01/2033	$100,000	$113,684
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.00%, 12/15/2034	2,000,000	2,431,060
New Jersey Turnpike Authority Revenue Bonds, Series A, 5.00%, 01/01/2031	850,000	1,029,885
Newark Housing Authority Revenue Bonds (Newark Redevelopment Project), 4.00%, 01/01/2037	500,000	570,610
		4,145,239
New York (12.3%)
City of Elmira General Obligation Limited Bonds
5.00%, 07/01/2025(b)	125,000	140,084
5.00%, 07/01/2033(b)	625,000	698,031
City of Poughkeepsie General Obligation Limited Bonds, 5.00%, 06/01/2031	145,000	165,464
Hudson Yards Infrastructure Corp. Revenue Bonds, Series A, 5.00%, 02/15/2042	1,000,000	1,220,480
Nassau County Local Economic Assistance Corp. Revenue Bonds (Catholic Health Services), 5.00%, 07/01/2030	1,000,000	1,134,760
New York City Water & Sewer System Revenue Bonds, Series EE, 5.00%, 06/15/2037	295,000	366,785
New York State Dormitory Authority Revenue Bonds, Series A, 5.00%, 03/15/2033	850,000	1,007,582
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/2023	1,160,000	1,333,536
Oneida County Industrial Development Agency Revenue Bonds (Hamilton College Civic Facilities), 5.00%, 09/15/2027	1,000,000	1,003,240
Port Authority of New York & New Jersey Revenue Bonds, 5.00%, 10/15/2042	560,000	681,604
Tompkins County Industrial Development Agency Revenue Bonds (Cornell University Civic Facilities), Series A, 5.25%, 07/01/2030	1,000,000	1,018,140
		8,769,706
Ohio (0.2%)
Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp. Project), Series A, 3.25%, 09/01/2029	135,000	142,691

Pennsylvania (5.4%)
Montgomery County Industrial Development Authority Revenue Bonds (Imagine School At Broward) , 4.00%, 12/01/2037	300,000	334,953
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/2029	1,850,000	2,500,608
School Dist. of the City of Erie, General Obligation Limited Bonds, Series A, (AGM ST AID WITHHLDG), 5.00%, 04/01/2034	825,000	1,038,592
		3,874,153
Puerto Rico (3.9%)
Commonwealth of Puerto Rico General Obligation Unlimited Bonds, Series A, (AGM), 5.25%, 07/01/2024	615,000	639,465
Commonwealth of Puerto Rico General Obligation Unlimited Bonds, Series A
5.50%, 07/01/2020	500,000	506,695
5.50%, 07/01/2020	500,000	506,695
Electric Power Authority Revenue Bonds, Series V, 5.25%, 07/01/2026	100,000	109,480
Highway & Transportation Authority Revenue Bonds, (AGC), 5.50%, 07/01/2031	890,000	1,028,955
		2,791,290
Rhode Island (1.1%)
Tobacco Settlement Financing Corp. Revenue Bonds, Series B, 4.50%, 06/01/2045	750,000	786,488

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

South Carolina (1.7%)
City of Rock Hill SC Combined Utility System Revenue Bonds
5.00%, 01/01/2025	$500,000	$594,845
5.00%, 01/01/2026	500,000	611,520
		1,206,365
Tennessee (1.9%)
Knox County Health Educational & Housing Facilities Board Revenue Bonds (University Health System, Inc.), 5.00%, 09/01/2036	500,000	583,535
Metropolitan Government Nashville & Davidson Health & Educational Facilities Revenue Bonds (Trevecca Nazarene University Project), 5.00%, 10/01/2034	160,000	194,565
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	500,000	567,725
		1,345,825
Texas (20.7%)
Dallas/Fort Worth International Airport Revenue Bonds, Joint Revenue Refunding Bonds, Series B, 5.00%, 11/01/2020	1,000,000	1,030,150
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	5,015,000	6,210,526
Harris County Toll Road Authority Revenue Bonds, Series A, 4.00%, 08/15/2048	500,000	564,045
Matagorda County Navigation District No. 1 Revenue Bonds, Series B-1, 4.00%, 06/01/2030	1,000,000	1,072,810
Port of Beaumont Navigation District of Jefferson County Dock & Wharf Facilities Revenue Bonds (Jefferson Railport Terminal II LLC), 4.00%, 01/01/2050	1,000,000	1,027,240
Port of Corpus Christi Authority of Nueces County Solid Waste Disposal Revenue Bonds (Flint Hills Resources LP), Series A, 1.23%, 07/01/2029(a)(b)	1,250,000	1,250,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Baylor Scott & White Obligated Group), 5.00%, 11/15/2029	800,000	971,448
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Texas Health Resources Obligated Group), Series A, 4.00%, 02/15/2036	1,000,000	1,117,820
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/2026	1,275,000	1,514,623
		14,758,662
Utah (1.0%)
Salt Lake City Corp. Airport Revenue Bonds, Series B, 5.00%, 07/01/2042	100,000	121,370
Utah Charter School Finance Authority Revenue Bonds (Scholar Academy), Series A, 4.50%, 04/15/2048(a)(b)	570,000	587,288
		708,658
Virginia (0.9%)
Hampton Roads Transportation Accountability Commission Revenue Bonds, Series A, 5.00%, 07/01/2048	500,000	612,270

Washington (0.3%)
State Housing Finance Commission Revenue Bonds (Transforming Age Project), Series A, 5.00%, 01/01/2024(b)	180,000	195,394

Wisconsin (4.7%)
Public Finance Authority Revenue Bonds
5.00%, 06/15/2029	530,000	654,009
5.00%, 06/15/2034	425,000	514,696
Public Finance Authority Revenue Bonds, 5.00%, 07/01/2038	1,000,000	1,170,650
Wisconsin Health & Educational Facilities Authority Revenue Bonds, (Pre-refunded @ $100, 07/15/2021), Series A, 5.00%, 07/15/2028	500,000	529,555
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Froedtert Health, Inc. Obligated Group), Series 2017 A, 5.00%, 04/01/2035	250,000	307,295

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2020 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

Wisconsin Health & Educational Facilities Authority Revenue Bonds (St. Camillus Health System)
5.00%, 11/01/2020	$50,000	$50,930
5.00%, 11/01/2021	120,000	125,035
		3,352,170
Total Municipal Bonds		71,676,480

SHORT-TERM INVESTMENT (0.1%)
UNITED STATES (0.1%)
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares	97,193	97,212
Total Short-Term Investment		97,212
Total Investments (Cost $66,420,726) —100.7%		71,773,692
Liabilities in Excess of Other Assets—(0.7)%		(481,343)
Net Assets—100.0%		$71,292,349

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (99.2%)
Alabama (1.5%)
Alabama Industrial Development Solid Waste Disposal Revenue Bonds (OfficeMax, Inc.), 6.45%, 12/01/2023	$750,000	$759,390
Health Care Authority for Baptist Health Revenue Bonds, Series D, 5.00%, 11/15/2021	850,000	853,085
Jemison Public Building Authority Revenue Bonds, Series B
3.00%, 03/01/2020	70,000	70,084
3.00%, 03/01/2021	70,000	71,160
Jemison Water & Sewer Revenue Bonds, Series A
3.00%, 03/01/2021	50,000	50,359
3.50%, 03/01/2026	290,000	303,244
Mobile Industrial Development Board Revenue Bonds (Alabama Power Theodore Plant Project), Series A, 1.27%, 04/01/2031(a)	600,000	600,000
Tuscaloosa County Industrial Development Authority Revenue Bonds (Hunt Refining Project), Series A, 4.50%, 05/01/2032(b)	500,000	566,160
Wilsonville Industrial Development Solid Waste Disposal Revenue Bonds (Alabama Powe Company Gaston Plant Project), 1.27%, 12/01/2030(a)	800,000	800,000
		4,073,482
Alaska (0.1%)
Alaska Housing Finance Corp. Revenue Bonds, Series A, 1.20%, 06/01/2032(a)	200,000	200,000

Arizona (2.7%)
Arizona Industrial Development Authority Revenue Bonds (Great Lakes Senior Living Communities LLC Project Third Tier), Series C
5.13%, 01/01/2034(b)	775,000	893,993
5.13%, 01/01/2035(b)	815,000	934,430
5.13%, 01/01/2036(b)	860,000	983,040
5.13%, 01/01/2037(b)	905,000	1,030,560
Arizona Industrial Development Authority Revenue Bonds (Kaizen Education Foundation)
5.00%, 07/01/2022(b)	385,000	403,942
5.00%, 07/01/2023(b)	405,000	431,860
La Paz County Industrial Development Authority Revenue Bonds (Charter School Solutions), Series A
5.00%, 02/15/2021(b)	525,000	533,915
5.00%, 02/15/2026(b)	500,000	561,275
Maricopa County Industrial Development Authority Revenue Bonds (Paragon Management, Inc.)
2.88%, 07/01/2021(b)	260,000	260,850
4.00%, 07/01/2026(b)	1,250,000	1,353,437
Phoenix Industrial Development Authority Education Facility Revenue Bonds (BASIS Schools, Inc.), 3.00%, 07/01/2020(b)	40,000	40,150
Phoenix Industrial Development Authority Education Facility Revenue Bonds (Freedom Academy, Inc.), 3.88%, 07/01/2021(b)	110,000	111,329
		7,538,781
Arkansas (1.5%)
Arkansas Public Housing Authority Municipal Series 1 LLC Revenue Bonds, 3.75%, 09/01/2026(a)(b)(c)	1,270,000	1,270,597
County of Baxter Hospital Revenue Bonds (Baxter Regional Medical Center), Series A
5.00%, 09/01/2025	1,000,000	1,159,430
5.00%, 09/01/2026	1,490,000	1,761,761
		4,191,788

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

California (1.1%)
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series A, 4.25%, 01/15/2035	$577,323	$702,411
California Pollution Control Financing Authority Solid Waste Disposal Revenue Bonds (CalPlant I LLC), 7.50%, 07/01/2032(b)(d)	1,500,000	1,448,055
Tobacco Securitization Authority of Northern California Revenue Bonds, Series A-2, 5.40%, 06/01/2027	985,000	995,776
		3,146,242
Colorado (0.6%)
Colorado Health Facilities Authority Revenue Bonds (Frasier Meadows Manor, Inc.), Series B
5.00%, 05/15/2028	500,000	541,250
5.00%, 05/15/2029	585,000	631,917
Lambertson Farms Metropolitan District No. 1 General Obligation Limited Bonds, 5.00%, 12/15/2025	500,000	509,215
		1,682,382
Connecticut (1.3%)
City of West Haven General Obligation Unlimited Bonds
Series B, 5.00%, 11/01/2025	240,000	272,739
Series A, 5.00%, 11/01/2025	325,000	369,333
Series B, 5.00%, 11/01/2026	200,000	230,872
Series A, 5.00%, 11/01/2026	325,000	375,167
Series B, 5.00%, 11/01/2027	200,000	233,396
Series A, 5.00%, 11/01/2027	635,000	741,032
Connecticut State Health & Educational Facility Authority Revenue Bonds (Masonicare Corp. Obligated Group), Series F, 5.00%, 07/01/2024	1,000,000	1,113,140
Mohegan Tribe of Indians of Connecticut Revenue Bonds, Series C, 4.75%, 02/01/2020(b)	145,000	145,000
		3,480,679
Delaware (1.2%)
County of New Castle Revenue Bonds (Flightsafety International, Inc.), AMT, 1.16%, 06/01/2022(a)	3,400,000	3,400,000

District of Columbia (0.9%)
District of Columbia Revenue Bonds (Ingleside Presbyterian Retirement Community, Inc.), Series B, 3.88%, 07/01/2024	1,500,000	1,500,315
District of Columbia Revenue Bonds (The Freedom Forum Issue), Series A, 4.85%, 08/01/2037(a)	1,000,000	1,016,250
		2,516,565
Florida (11.9%)
Broward County Industrial Development Revenue Bonds (Florida Power & Light Co. Project), Series B, 1.27%, 12/01/2048(a)	1,600,000	1,600,000
Broward County Industrial Development Revenue Bonds (Florida Power & Light Co.)
1.21%, 06/01/2045(a)	3,300,000	3,300,000
Series A, 1.25%, 12/01/2048(a)	900,000	900,000
Capital Trust Agency, Inc. Revenue Bonds (Silver Creek St. Augustine LLLP), Series A, 6.50%, 01/01/2024(c)(e)	250,000	160,000
Celebration Pointe Community Development District No.1 Special Assessment Revenue Bonds, 4.75%, 05/01/2024	70,000	74,354
City of Atlantic Beach Health Care Facilities Revenue Bonds (Naval Continuing Care Retirement Foundation, Inc.), Series A, 5.00%, 11/15/2021	200,000	212,294
Florida Development Finance Corp. Educational Facilities Revenue Bonds (Imagine School At Broward Project)
Series A, 4.00%, 12/15/2029(b)	530,000	592,704
Series A, 5.00%, 12/15/2034(b)	530,000	634,002

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Florida Development Finance Corp. Educational Facilities Revenue Bonds (Miami Arts Charter School Project), Series A, 5.00%, 06/15/2024(b)	$100,000	$99,223
Florida Development Finance Corp. Solid Waste Revenue Bonds (Waste Pro USA, Inc.)
5.00%, 05/01/2029(b)	2,000,000	2,222,200
5.00%, 08/01/2029(a)(b)	2,000,000	2,140,580
Florida Development Finance Corp. Surface Transportation Facility Revenue Bonds (Virgin Trains USA Passenger Rail Project), Series A
6.25%, 01/01/2049(a)(b)	4,500,000	4,547,475
6.38%, 01/01/2049(a)(b)	2,500,000	2,522,900
Lee County Industrial Development Authority Revenue Bonds (Florida Light & Power Co.), Series B, 1.22%, 12/01/2046(a)	700,000	700,000
Martin County Industrial Development Authority Revenue Bonds (Indiantown Cogeneration LP), 4.20%, 12/15/2025(b)	2,000,000	2,018,000
Miami-Dade County Industrial Development Authority Revenue Bonds (Flightsafety Project), Series B, AMT, VRDN, 1.15%, 05/01/2032(a)	2,000,000	2,000,000
Palm Beach County Revenue Bonds (Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project), Series A, 5.00%, 04/01/2029(b)	1,440,000	1,648,383
Polk County Industrial Development Authority Revenue Bonds (Carpenter's Home Estates, Inc. Project)
Series A, 5.00%, 01/01/2029	440,000	508,196
5.00%, 01/01/2039	240,000	271,046
Sarasota County Public Hospital District Revenue Bond, VRDN, 1.00%, 07/01/2037(a)	300,000	300,000
St. Lucie County Solid Waste Disposal Revenue Bonds (Florida Power & Light Co. Project), 1.25%, 05/01/2024(a)	6,500,000	6,500,000
Village Community Development District #12, Special Assessment Revenue Bonds, 2.88%, 05/01/2021	330,000	332,600
		33,283,957
Georgia (5.5%)
Coweta County Development Authority Revenue Bonds (Georgia Power Co.), 1.28%, 06/01/2032(a)	2,100,000	2,100,000
Dekalb Country Housing Authority Revenue Bonds (Highlands At East Atlanta Apartments Project), 2.70%, 09/01/2036(a)(b)	5,000,000	4,927,000
Floyd County Development Authority Revenue Bonds (Georgia Power Co.), 1.28%, 09/01/2026(a)	1,175,000	1,175,000
Main Street Natural Gas, Inc. Revenue Bonds, Series A
5.00%, 05/15/2030	200,000	252,968
5.00%, 05/15/2036	1,970,000	2,656,466
Monroe County Development Authority Revenue Bonds (Georgia Power Co.), 1.28%, 04/01/2032(a)	1,700,000	1,700,000
The Atlanta Development Authority Senior Health Care Revenue Bonds (Georgia Proton Treatment Center Project), Series A-1, 6.75%, 01/01/2035	2,300,000	2,483,816
		15,295,250
Guam (0.1%)
Guam International Airport Authority Revenue Bonds (Antonio B. Won Pat International Airport Authority), Series C, 5.00%, 10/01/2021	160,000	166,805

Idaho (0.4%)
Idaho Housing & Finance Association Revenue Bonds (Idaho Arts Charter School, Inc.), Series A, 4.00%, 12/01/2026	900,000	963,468
Idaho Housing & Finance Association Revenue Bonds (Victory Charter School), Series A, 4.00%, 07/01/2026	145,000	155,273
		1,118,741

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Illinois (4.6%)
Chicago Board of Education General Obligation Unlimited Bonds
Series C, 5.00%, 12/01/2022	$600,000	$650,598
Series A, 5.00%, 12/01/2028	200,000	250,138
City of Chicago General Obligation Unlimited Bonds, 5.00%, 12/01/2024	55,000	55,099
Cook County School District No. 144 Prairie Hills General Obligation Unlimited Bonds, Series A, 4.00%, 12/01/2033	600,000	656,538
Governors State University Certificates of Participation (Capital Improvement Project), 5.00%, 07/01/2026	400,000	476,372
Illinois Finance Authority Educational Facility Revenue Bonds (Rogers Park Montessori School), 5.00%, 02/01/2024	225,000	234,446
Illinois Finance Authority Revenue Bonds (Benedictine University), 5.00%, 10/01/2025	1,035,000	1,156,364
Illinois Finance Authority Revenue Bonds (CHF-Chicago LLC), Series A
5.00%, 02/15/2027	420,000	502,475
5.00%, 02/15/2028	400,000	478,936
5.00%, 02/15/2029	520,000	618,420
5.00%, 02/15/2030	335,000	396,456
5.00%, 02/15/2031	370,000	436,256
5.00%, 02/15/2032	225,000	264,695
Illinois Finance Authority Revenue Bonds (Chicago Charter School Foundation)
5.00%, 12/01/2028	250,000	292,213
5.00%, 12/01/2029	315,000	366,172
Illinois Finance Authority Revenue Bonds (Intrinsic Schools Belmont Campus Project), Series A, 4.50%, 12/01/2020(b)	45,000	45,342
Metropolitan Pier & Exposition Authority Revenue Bonds
5.00%, 12/15/2025	295,000	348,427
5.00%, 12/15/2026	250,000	301,257
5.00%, 12/15/2027	100,000	122,613
5.00%, 12/15/2028	250,000	304,657
State of Illinois General Obligation Unlimited Bonds
5.00%, 02/01/2020	740,000	740,000
5.00%, 08/01/2021	50,000	52,549
5.00%, 08/01/2024	2,000,000	2,155,420
4.00%, 02/01/2030	745,000	840,904
Village of Matteson Revenue Bonds
5.00%, 12/01/2026	150,000	179,475
5.00%, 12/01/2027	150,000	182,429
5.00%, 12/01/2028	350,000	428,323
Village of Willow Springs General Obligation Unlimited Bonds, Series C, 4.45%, 12/15/2021	285,000	285,718
		12,822,292
Indiana (1.5%)
City of Valparaiso Exempt Facilities Revenue Bonds (Pratt Paper LLC), 5.88%, 01/01/2024	135,000	148,580
Hammond Local Public Improvement Bond Bank Revenue Bonds, Series B, 4.63%, 07/15/2023(b)	1,485,000	1,556,740
Indiana Finance Authority Hospital Revenue Bonds (Bethany Circle of King's Daughters' of Madison Indiana ,Inc.), 5.00%, 08/15/2020	115,000	117,094
Indiana Finance Authority Revenue Bonds (Earlham College, Inc.), 5.00%, 10/01/2032	2,250,000	2,423,340
		4,245,754
Iowa (0.0%)
Iowa Higher Education Loan Authority Revenue Bonds (Wartburg College), 2.50%, 10/01/2020	115,000	115,238

Kansas (1.4%)
Independent College Finance Authority Revenue Notes (Bethel College), Series A, 5.50%, 05/01/2020	400,000	402,788
Independent College Finance Authority Revenue Notes (Central Christian College Of Kansas), Series B, 6.13%, 05/01/2020	200,000	201,448

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Independent College Finance Authority Revenue Notes (Ottawa University), Series C, 5.50%, 05/01/2020	$1,200,000	$1,208,364
Kansas Hospital Loan City Of Holton Revenue Bonds (Rural Health Resources Of Jackson Co., Inc. Project), 2.50%, 07/01/2021	2,000,000	2,006,980
		3,819,580
Kentucky (1.9%)
Louisville Regional Airport Authority Revenue Bonds (United Parcel Service, Inc.), Series B, 1.35%, 01/01/2029(a)	2,400,000	2,400,000
Ohio County Pollution Control Revenue Bonds (Big Rivers Electric Corp.), Series A, 6.00%, 07/15/2031	2,875,000	2,914,215
		5,314,215
Louisiana (2.1%)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Provident Group - ULM Properties LLC - University Of Louisiana At Manroe Project), Series A, 5.00%, 07/01/2029(b)	1,000,000	1,155,760
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (St. James Place of Baton Rouge), Series A, 5.50%, 11/15/2025	250,000	276,990
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (The Glen System Retirement Project), Series A
5.00%, 01/01/2028	430,000	476,367
5.00%, 01/01/2029	450,000	495,711
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (The Glen System Retirement Project), Series A
5.00%, 01/01/2024	180,000	192,697
5.00%, 01/01/2025	370,000	401,069
5.00%, 01/01/2026	390,000	426,629
5.00%, 01/01/2027	410,000	452,197
Louisiana Local Government Environmental Facilities & Community Development Authority Student Housing Revenue Bonds (Provident Group - ULM Properties LLC - University Of Louisiana At Manroe Project), Series A, 5.00%, 07/01/2039(b)	1,000,000	1,114,240
Louisiana Public Facilities Authority Revenue Bonds (Young Audiences Charter School Project), Series A, 5.00%, 04/01/2030(b)	400,000	435,044
Parish of St. Charles Gulf Opportunity Zone Revenue Bonds (Valero Project), 4.00%, 12/01/2040(a)	315,000	332,779
		5,759,483
Maryland (2.6%)
Anne Arundel County Consolidated Special Taxing District Bonds (Villages at Two Rivers Project), 4.20%, 07/01/2024	100,000	102,710
Frederick County Educational Facilities Revenue Bonds (Mount St. Marys University), Series A
5.00%, 09/01/2027(b)	1,495,000	1,718,861
5.00%, 09/01/2032(b)	740,000	859,177
Maryland Economic Development Corp. Revenue Bonds (CONSOL Marine Terminal, Inc.), 5.75%, 09/01/2025	1,445,000	1,476,559
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Adventist Healthcare Obligated Group), 5.00%, 01/01/2021	450,000	465,273
The Mayor and Council of Rockville Economic Development Revenue Bonds (King Farm Presbyterian Retirement Community, Inc.)
Series A-2, 5.00%, 11/01/2025	705,000	815,438
5.00%, 11/01/2025	625,000	722,906
5.00%, 11/01/2026	365,000	421,360
5.00%, 11/01/2027	600,000	690,276
		7,272,560

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Massachusetts (2.1%)
Lynn Housing Authority & Neighborhood Development Revenue Bonds, 4.00%, 10/01/2022	$615,000	$629,428
Massachusetts Development Finance Agency Revenue Bonds (Linden Ponds, Inc.), 4.00%, 11/15/2023(b)	820,000	860,204
Massachusetts Development Finance Agency Revenue Bonds (NewBridge on The Charles, Inc.)
4.00%, 10/01/2025(b)	500,000	546,830
4.00%, 10/01/2026(b)	500,000	545,310
4.00%, 10/01/2027(b)	450,000	489,789
Massachusetts Development Finance Agency Revenue Bonds (Provident Commonwealth Education Resource, Inc.), 5.00%, 10/01/2024	1,500,000	1,741,425
Massachusetts Development Finance Agency Revenue Bonds (Wellforce Issue), Series A
5.00%, 07/01/2033	500,000	621,630
5.00%, 07/01/2034	300,000	372,174
		5,806,790
Michigan (1.6%)
Calhoun County Hospital Finance Authority Revenue Bonds (Ella E.M. Brown Charitable Circle), 5.00%, 02/15/2024	500,000	553,165
Charyl Stockwell Academy Revenue Bonds, 4.88%, 10/01/2023	70,000	71,774
Jackson College Dormitory Housing Revenue Bonds, 5.00%, 05/01/2021	165,000	167,016
Michigan Finance Authority Public School Academy Limited Revenue Bond (Cesar Chavez Academy Project), 4.00%, 02/01/2029	700,000	742,329
Michigan State Housing Development Authority Revenue Bonds, Series A, 1.33%, 10/01/2037(a)	2,200,000	2,200,000
Michigan Strategic Fund Revenue Bonds (Genesee Power Station LP), 7.50%, 01/01/2021	270,000	269,968
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series A, 5.13%, 06/01/2022	490,000	490,715
		4,494,967
Minnesota (2.0%)
City of Hugo Charter School Lease Revenue Bonds (CS Property Noble LLC), Series A, 4.00%, 07/01/2020	145,000	145,921
City of International Falls Pollution Control Revenue Bonds (Boise Cascade Corp.), 5.65%, 12/01/2022	815,000	825,204
Oak Park Heights Nursing Home Revenue Bonds (VSSA Care Center LLC), 4.00%, 02/01/2020	300,000	300,000
Rice County Educational Facility Revenue Bonds (Shattuck-St Mary's School), Series A, 5.00%, 08/01/2022(b)	975,000	1,024,413
Shakopee Minnesota Senior Housing Revenue Bonds (Benedictine Living Community of Shakopee LLC Project), 5.85%, 11/01/2058(a)(b)	3,000,000	3,215,910
		5,511,448
Mississippi (3.5%)
Mississippi Business Finance Corp. Revenue Bonds (Huntington Ingalls Industries, Inc.), 4.55%, 12/01/2028	980,000	980,696
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 1.92%, 11/01/2032(a)	5,000,000	5,000,000
Mississippi Development Bank Revenue Bonds (Hancock County Gomesa Project), 4.55%, 11/01/2039(b)	2,000,000	2,102,980
Mississippi Pearl General Obligation Unlimited Bonds
2.75%, 07/15/2020	520,000	518,087
3.00%, 07/15/2022	630,000	617,740
3.13%, 07/15/2023	655,000	639,902
		9,859,405
Missouri (0.9%)
Platte County Industrial Development Authority Transportation Revenue Bonds
5.00%, 12/01/2020	850,000	425,000
5.00%, 12/01/2025	675,000	337,500

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Saint Louis County Missouri Industrial Development Authority Revenue Bonds (Ranken-Jordan Pediatric Specialty Hospital)
4.00%, 11/15/2021	$555,000	$575,002
5.00%, 11/15/2022	625,000	675,625
State of Missouri Health & Educational Facilities Authority Revenue Bonds (SSM Health Care), Series B, 2.42%, 06/01/2020(a)	500,000	500,000
		2,513,127
Nebraska (0.2%)
Scotts Bluff County Hospital Authority Revenue Bonds (Regional West Medical Center), Series A, 5.00%, 02/01/2022	615,000	645,824

Nevada (0.7%)
City of Carson Hospital Revenue Bonds (Carson Tahoe Regional Healthcare)
5.00%, 09/01/2027	605,000	745,874
5.00%, 09/01/2029	620,000	757,702
Nevada Department of Business & Industry Revenue Bonds (Doral Academy of Nevada), Series A, 3.13%, 07/15/2022(b)(d)	460,000	465,796
		1,969,372
New Jersey (1.5%)
New Jersey Economic Development Authority Revenue Bonds
5.00%, 06/15/2021	2,000,000	2,101,920
Series EE, 5.00%, 09/01/2023	700,000	728,245
New Jersey Economic Development Authority Revenue Bonds (Greater Brunswick Charter School Project), Series A, 4.75%, 08/01/2024(b)	90,000	94,105
New Jersey Economic Development Authority Revenue Bonds (NYNJ Link Borrower LLC), 5.25%, 01/01/2025	125,000	143,303
New Jersey Economic Development Authority Revenue Bonds (United Airlines, Inc.), 5.50%, 04/01/2028	55,000	55,156
South Jersey Port Corp. Revenue Bonds, Series B
5.00%, 01/01/2026	300,000	353,364
5.00%, 01/01/2027	250,000	300,098
5.00%, 01/01/2028	255,000	311,148
		4,087,339
New York (9.6%)
Brookhaven Local Development Corp. Revenue Bonds (Active Retirement Community, Inc.)
5.00%, 11/01/2021	300,000	317,346
5.00%, 11/01/2022	250,000	271,708
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds (Charter School for Applied Technologies Project), 4.00%, 06/01/2022	895,000	931,060
Build NYC Resource Corp. Revenue Bonds (Metropolitan College of New York), 5.00%, 11/01/2020	765,000	778,655
Build NYC Resource Corp. Revenue Bonds (Metropolitan Lighthouse Charter School Project), Series A
4.00%, 06/01/2022(b)	190,000	198,586
5.00%, 06/01/2023(b)	370,000	404,525
5.00%, 06/01/2024(b)	390,000	435,490
5.00%, 06/01/2025(b)	410,000	466,933
5.00%, 06/01/2026(b)	430,000	495,476
5.00%, 06/01/2027(b)	450,000	516,316
5.00%, 06/01/2032(b)	500,000	565,335
City of Elmira General Obligation Limited Bonds
5.00%, 07/01/2025(b)	1,615,000	1,809,882
5.00%, 07/01/2033(b)	2,635,000	2,942,900
City of Poughkeepsie General Obligation Limited Bonds, 5.00%, 06/01/2031	455,000	519,214
Madison Country Capital Resource Corp. Revenue Bonds (Cazenovia College Project), Series A, 5.50%, 09/01/2022	6,500,000	6,507,865

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Multi-Pass Through Custodial Receipts Revenue Bonds, 2.70%, 03/01/2036(a)(b)	$5,000,000	$4,917,150
Nassau County Tobacco Settlement Corp. Revenue Bonds, Series A-2, 5.25%, 06/01/2026(d)	1,150,000	1,150,011
New York State Dormitory Authority Revenue Bonds (Touro College And University System Obligated Group), Series A, 4.00%, 01/01/2023	445,000	472,835
New York State Dormitory Authority Revenue Bonds (Yeshiva University)
5.00%, 09/01/2021	1,025,000	1,027,726
5.00%, 09/01/2022	1,640,000	1,644,444
Village of Johnson City General Obligation Limited Bonds
5.00%, 10/01/2020	115,000	116,756
5.00%, 10/01/2021	115,000	119,165
5.00%, 10/01/2022	115,000	121,218
		26,730,596
North Carolina (0.3%)
North Carolina Capital Facilities Finance Agency Revenue Bonds (Johnson & Wales University), Series A, 5.00%, 04/01/2028	795,000	872,648

Ohio (3.0%)
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Assets-Backed Revenue Bonds, Series A-2
5.13%, 06/01/2024	4,310,000	4,331,205
5.38%, 06/01/2024	2,030,000	2,037,734
City of Cleveland Airport Special Revenue Bonds (United Airlines, Inc.), 5.38%, 09/15/2027	400,000	401,228
Cleveland-Cuyahoga County Port Authority Revenue Bonds, 5.00%, 12/01/2028	250,000	284,083
Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp. Project), Series A, 2.88%, 02/01/2026	1,000,000	1,032,410
Ohio Air Quality Development Authority Revenue Bonds (AK Steel Corp.), 6.75%, 06/01/2024	200,000	206,060
Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp. Project), Series A, 3.25%, 09/01/2029	140,000	147,976
		8,440,696
Pennsylvania (4.3%)
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Bonds, 5.00%, 05/01/2022(b)	965,000	1,024,627
Dauphin County General Authority Revenue Bonds (Harrisburg University of Science and Technology Project)
4.00%, 10/15/2022(b)	695,000	718,074
5.00%, 10/15/2027(b)	1,650,000	1,906,575
Indiana County Hospital Authority Revenue Bonds (Indiana Regional Medical Center), Series A, 5.00%, 06/01/2023	100,000	108,376
Montgomery County Industrial Development Authority Revenue Bonds (Waverly Heights, Ltd. Project)
4.00%, 12/01/2036	100,000	111,837
4.00%, 12/01/2038	300,000	334,293
Moon Industrial Development Authority Revenue Bonds (Baptist Homes Society), 5.00%, 07/01/2020	450,000	453,825
Pennsylvania Economic Development Financing Authority Revenue Bonds (Talen Energy Supply LLC), Series C, 5.00%, 12/01/2037(a)	3,100,000	3,144,795
Philadelphia Authority for Industrial Development Revenue Bonds (Discovery Charter School Project), 5.00%, 04/01/2022	440,000	444,831
Philadelphia Authority for Industrial Development Revenue Bonds (Evangelical Services for the Aging Obligated Group), 5.00%, 07/01/2031	500,000	576,735
Philadelphia School District General Obligation Limited Bonds, Series F, 5.00%, 09/01/2024	2,000,000	2,332,760
Pottsville Hospital Facilities Authority Health Center Revenue Bonds (Lehigh Valley Health Network Obligated Group), 5.75%, 07/01/2022(b)	100,000	106,448
Scranton School District General Obligation Limited Bonds
Series B, 5.00%, 06/01/2023	100,000	111,224
Series B, 5.00%, 06/01/2024	100,000	114,480
Series B, 5.00%, 06/01/2025	100,000	117,665
Series D, 5.00%, 06/01/2027	345,000	406,034
		12,012,579

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Puerto Rico (5.6%)
Commonwealth of Puerto Rico General Obligation Unlimited Bonds, Series A
5.50%, 07/01/2020	$1,695,000	$1,717,696
5.50%, 07/01/2020	1,600,000	1,621,424
Commonwealth of Puerto Rico Public Improvement General Obligation Unlimited Bonds, Series A
5.50%, 07/01/2021	615,000	640,535
5.00%, 07/01/2027	110,000	112,901
Electric Power Authority Revenue Bonds, Series V, 5.25%, 07/01/2026	1,290,000	1,412,292
Puerto Rico Electric Power Authority Revenue Bonds
Series UU, 5.00%, 07/01/2020	250,000	253,160
Series SS, 5.00%, 07/01/2020	155,000	156,192
Series SS, 5.00%, 07/01/2022	260,000	264,576
Series PP, 5.00%, 07/01/2023	205,000	209,139
Series SS, 5.25%, 07/01/2023(c)(d)	2,340,000	2,499,120
Series UU, 5.00%, 07/01/2024	300,000	307,941
Series PP, 5.00%, 07/01/2024	835,000	854,029
Puerto Rico Highway & Transportation Authority Revenue Bonds
Series BB, 5.25%, 07/01/2022	100,000	106,032
Series L, 5.25%, 07/01/2023	520,000	555,360
Series E, 5.50%, 07/01/2023	200,000	216,370
Series D, 5.00%, 07/01/2027	145,000	148,824
Puerto Rico Municipal Finance Agency Revenue Bonds, Series A, 5.00%, 08/01/2020	100,000	101,264
Puerto Rico Public Buildings Authority Revenue Bonds
Series F, 5.25%, 07/01/2021	1,200,000	1,247,952
6.00%, 07/01/2023(d)	3,000,000	3,276,210
		15,701,017
Rhode Island (0.5%)
Rhode Island Health & Educational Building Corp. Revenue Bonds (Care New England Health System Obligated Group), Series B
5.00%, 09/01/2022	680,000	734,842
5.00%, 09/01/2023	500,000	554,505
		1,289,347
South Carolina (0.8%)
South Carolina Jobs-Economic Development Authority Revenue Bonds (RePower South Berkeley LLC), 5.25%, 02/01/2027(b)	1,060,000	1,060,318
South Carolina Jobs-Economic Development Authority Revenue Bonds (Royal Live Oaks Academy of the Arts & Sciences Charter School), Series A, 3.00%, 08/01/2020(b)	1,225,000	1,225,576
		2,285,894
Tennessee (0.2%)
Metropolitan Government Nashville & Davidson Health & Educational Facilities Revenue Bonds (Trevecca Nazarene University Project)
5.00%, 10/01/2029	300,000	362,409
5.00%, 10/01/2034	90,000	109,443
		471,852
Texas (9.8%)
Bexar County Health Facilities Development Corp. Revenue Bonds (Army Retirement Residence Obligation Group)
5.00%, 07/15/2023	300,000	331,998
5.00%, 07/15/2024	150,000	170,034
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds, 5.00%, 12/01/2021	500,000	523,265

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

City of Houston Airport System Revenue Bonds (United Airlines, Inc.)
4.50%, 07/01/2020	$200,000	$202,472
Series C, 5.00%, 07/15/2020	150,000	152,377
Decatur Hospital Authority Revenue Bonds (Wise Regional Health System), Series A, 5.00%, 09/01/2023	75,000	83,341
Gulf Coast Waste Disposal Authority Environmental Facilities Revenue Bonds (Exxon Mobil Corp.), 1.22%, 06/01/2030(a)	1,800,000	1,800,000
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (Brazos Presbyterian Homes, Inc.), 5.00%, 01/01/2027	895,000	1,011,287
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (Willow Winds, Inc.), Series A, 5.00%, 10/01/2023	95,000	93,115
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Cardinal Bay, Inc.)
Series C, 4.00%, 07/01/2021	275,000	278,264
Series C, 5.00%, 07/01/2023	300,000	316,800
Series B, 4.00%, 07/01/2025	675,000	707,076
Series B, 4.00%, 07/01/2026	500,000	525,365
Series D, 6.00%, 07/01/2026(c)	125,000	128,202
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (MRC Senior Living), 3.25%, 11/15/2022	345,000	345,066
Port Beaumont Navigation District Revenue Bonds (Jefferson Railport Terminal II LLC)
Series A, 3.63%, 01/01/2035(b)	1,000,000	1,027,280
7.25%, 02/01/2036(a)(b)	2,200,000	2,202,596
Port of Corpus Christi Authority of Nueces County Solid Waste Disposal Revenue Bonds (Flint Hills Resources LP), Series A, 1.23%, 07/01/2029(a)(b)	8,200,000	8,200,000
SA Energy Acquisition Public Facility Corp. Revenue Bonds
5.50%, 08/01/2022	80,000	88,294
5.50%, 08/01/2023	50,000	57,045
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Buckingham Senior Living Community, Inc.)
Series A, 4.50%, 11/15/2021(c)	695,000	486,500
Series B-1, 5.63%, 11/15/2024	3,000,000	3,006,000
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds
Series C, 2.72%, 12/15/2026(a)(d)	1,500,000	1,499,565
Series D, 6.25%, 12/15/2026	2,295,000	2,726,322
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds, 5.00%, 12/15/2025	1,000,000	1,107,820
Texas Public Finance Authority Revenue Bonds (Texas Southern University), 5.00%, 11/01/2021	100,000	106,171
		27,176,255
U. S. Virgin Islands (0.5%)
Virgin Islands Public Finance Authority Revenue Bonds, Series A, 5.00%, 10/01/2032	1,210,000	1,321,623
Virgin Islands Public Finance Authority Revenue Bonds (United States Virgin Islands Federal Excise Tax), Series A, 5.00%, 10/01/2020	170,000	171,360
		1,492,983
Utah (2.9%)
Utah Charter School Finance Authority Revenue Bonds (Esperanza Elementary School), Series A
4.50%, 10/15/2028(b)	500,000	505,915
4.63%, 10/15/2048(a)(b)	1,000,000	1,026,990
Utah Charter School Finance Authority Revenue Bonds (Freedom Academy Foundation), 3.63%, 06/15/2021(b)(d)	325,000	325,656
Utah Charter School Finance Authority Revenue Bonds (Scholar Academy), Series A, 4.50%, 04/15/2048(a)(b)	3,000,000	3,090,990
Utah Charter School Finance Authority Revenue Bonds (Wasatch Waldorf Charter School, Inc.), Series A, 4.75%, 05/15/2048(a)(b)	3,000,000	3,069,300
		8,018,851

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Washington (1.1%)
State Housing Finance Commission Revenue Bonds (Transforming Age Project), Series A
5.00%, 01/01/2028(b)	$440,000	$507,461
5.00%, 01/01/2029(b)	465,000	534,211
5.00%, 01/01/2034(b)	745,000	841,291
Washington State Housing Finance Commission Revenue Bonds (Mirabella), 6.00%, 10/01/2022(b)	795,000	842,366
Washington State Housing Finance Commission Revenue Bonds (Presbyterian Retirement Communities Northwest Obligated Group)
5.00%, 01/01/2023(b)	35,000	36,973
5.00%, 01/01/2023	30,000	32,157
Washington State Housing Finance Commission Revenue Bonds (Wesley Homes Lea Hill LLC), 3.20%, 07/01/2021(b)	250,000	251,573
		3,046,032
West Virginia (0.8%)
Glenville State College Board of Governors Revenue Bonds, 3.25%, 06/01/2022	500,000	500,050
Ohio County Development Authority Revenue Bonds (Ohio County Sport Complex Project), 4.00%, 09/01/2023	1,610,000	1,651,892
		2,151,942
Wisconsin (4.4%)
Public Finance Authority Revenue Bonds
144A, 5.00%, 10/01/2024(b)	2,100,000	2,334,612
6.00%, 01/01/2027	4,100,000	4,114,596
Wisconsin Health & Educational Facilities Authority Revenue Bond
5.00%, 11/01/2022	120,000	127,667
5.00%, 11/01/2023	125,000	135,533
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Barton College), Series A
5.00%, 03/01/2023	1,310,000	1,361,706
5.00%, 03/01/2028	1,190,000	1,344,057
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Guilford College)
5.00%, 01/01/2026	685,000	791,881
5.00%, 01/01/2027	830,000	965,937
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Piedmont Community Charter School)
5.00%, 06/15/2022	185,000	198,638
5.00%, 06/15/2024	210,000	238,295
5.00%, 06/15/2026	230,000	273,072
5.00%, 06/15/2027	160,000	193,059
Wisconsin Public Finance Authority Revenue Bonds (Glenridge on Palmer Ranch), Series A, 7.00%, 06/01/2020(b)	85,000	86,214
Wisconsin Public Finance Authority Revenue Bonds (Roseman University of Health Sciences), 5.00%, 04/01/2022	100,000	103,297
		12,268,564
Total Municipal Bonds		276,291,322

SHORT-TERM INVESTMENT (0.0%)
UNITED STATES (0.0%)
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares	54,416	54,427
Total Short-Term Investment		54,427
Total Investments (Cost $270,118,095) —99.2%		276,345,749
Other Assets in Excess of Liabilities—0.8%		2,200,258
Net Assets—100.0%		$278,546,007

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2020 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.
(d)	All or a portion of the security has been designated as collateral for the line of credit.
(e)	Security is in default.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (99.9%)
Alabama (4.3%)
Eutaw Industrial Development Board Revenue Bonds (Mission Power Co.), 1.40%, 12/01/2020(a)	$6,250,000	$6,250,000
Health Care Authority for Baptist Health Revenue Bonds, Series B
1.19%, 11/15/2037(a)	3,800,000	3,800,000
1.30%, 11/01/2042(a)	18,200,000	18,200,000
Tender Option Bond Trust Receipts/Certificates, VRDN, 1.12%, 07/01/2026(a)(b)	5,000,000	5,000,000
Tuscaloosa County Industrial Development Authority Revenue Bonds (Nucor Corp.), Series A, 1.08%, 09/01/2020(a)	7,400,000	7,400,000
		40,650,000
Alaska (0.1%)
Alaska Housing Finance Corp. Revenue Bonds, Series A, 1.20%, 06/01/2032(a)	800,000	800,000

Arizona (2.2%)
Cochise County Pollution Control Corp. Revenue Bonds (Arizona Electric Power Cooperative, Inc.), 1.40%, 09/01/2024(a)	9,600,000	9,603,360
Maricopa County Arizona Pollution Control Corporation Pollution Control Revenue Refunding Bonds (Public Service Company Of New Mexico Palo Verde Project), Series B, VRN, 5.20%, 06/01/2043(a)	1,000,000	1,012,620
Phoenix Industrial Development Authority Solid Waste Revenue Bonds (Republic Services, Inc.), 1.45%, 12/01/2035(a)	10,500,000	10,500,000
		21,115,980
Arkansas (2.3%)
Arkansas Development Finance Authority Revenue Bonds (Baptist Memorial Health Care Obligated Group), 1.31%, 09/01/2044(a)	21,537,000	21,537,000

California (14.8%)
Bay Area Toll Authority San Francisco Bay Area Toll Bridge Revenue Bonds, Series D, 1.89%, 04/01/2045(a)	8,000,000	8,021,760
California Infrastructure and Economic Development Bank Refunding Revenue Bonds, Series B1, 1.45%, 10/01/2047(a)	6,315,000	6,321,694
California Municipal Finance Authority Solid Waste Disposal Revenue Bonds (Waste Management, Inc.), Series A, 2.00%, 12/01/2044(a)	11,020,000	11,086,671
California Pollution Control Financing Authority Revenue Bonds (Republic Services, Inc.)
Series A, 1.45%, 08/01/2023(a)(b)	25,500,000	25,500,000
Series 2017-A1, 1.17%, 11/01/2042(a)(b)	3,500,000	3,500,630
AMT, FRN, 1.17%, 11/01/2042(a)(b)	3,750,000	3,750,675
California Statewide Communities Development Authority Revenue Bonds (Catholic Healthcare West), Series E, 1.22%, 07/01/2040(a)	625,000	625,000
California Statewide Communities Development Authority Revenue Bonds (Dignity Health Obligated Group)
Series F, 0.50%, 07/01/2040(a)	7,050,000	7,050,000
Series D, 0.50%, 07/01/2041(a)	19,250,000	19,250,000
California Statewide Communities Development Authority Revenue Bonds (Kennerly-Spratling, Inc.), Series A, 1.33%, 06/01/2020(a)	150,000	150,000
California Statewide Communities Development Authority Revenue Bonds (Westgate Pasadena Apartments Project), Series B, 1.18%, 04/01/2042(a)	8,935,000	8,935,000
Mizuho Floater/Residual Trust Revenue Bond, VRDN, 1.19%, 01/01/2040(a)(b)	12,500,000	12,500,000
Palomar Pomerado Health Care Certificates of Participation
Series C, 1.75%, 11/01/2036(a)	15,000,000	15,000,000
Series B, 2.30%, 11/01/2036(a)	11,575,000	11,575,000
Series A, 2.31%, 11/01/2036(a)	7,050,000	7,050,000
		140,316,430

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Connecticut (0.2%)
State of Connecticut Health & Educational Facilities Authority Revenue Bonds, Series F, 4.00%, 07/01/2020	$1,465,000	$1,476,398

Delaware (2.1%)
Delaware State Economic Development Authority Revenue Bonds (Delmarva Power & Light Co.), 1.33%, 10/01/2029(a)	17,700,000	17,700,000
Sussex County Revenue Bonds (Baywood LLC), Series A, 1.15%, 11/01/2027(a)	2,400,000	2,400,000
		20,100,000
Florida (6.5%)
Broward County Industrial Development Revenue Bonds (Florida Power & Light Co. Project), Series B, 1.27%, 12/01/2048(a)	7,300,000	7,300,000
Broward County Industrial Development Revenue Bonds (Florida Power & Light Co.), Series A, 1.25%, 12/01/2048(a)	500,000	500,000
Florida Development Finance Corp. Revenue Bonds (Shands Jacksonville Medical Center Obligated Group), Series B, 1.28%, 02/01/2029(a)	22,000,000	22,000,000
Florida Development Finance Corp. Surface Transportation Facility Revenue Bonds, Series B, 1.90%, 01/01/2049(a)	2,965,000	2,967,758
Lee County Industrial Development Authority Revenue Bonds (Florida Light & Power Co.), Series B, 1.22%, 12/01/2046(a)	700,000	700,000
Miami-Dade County Industrial Development Authority Revenue Bonds (Flightsafety Project)
Series A, AMT, VRDN, 1.15%, 05/01/2032(a)	8,460,000	8,460,000
Series B, AMT, VRDN, 1.15%, 05/01/2032(a)	6,480,000	6,480,000
Miami-Dade County Industrial Development Authority Solid Waste Disposal Revenue Bonds (Waste Management, Inc.), 1.60%, 11/01/2041(a)	2,500,000	2,506,275
Wells Fargo Stage Trust, 1.24%, 10/01/2040(a)(b)	11,000,000	11,000,000
		61,914,033
Georgia (6.6%)
Development Authority of Monroe County Revenue Bonds (Gulf Power Co. Project)
VRDN, 1.28%, 11/01/2048(a)	14,250,000	14,250,000
AMT, VRDN, 1.21%, 10/01/2049(a)	14,915,000	14,915,000
Douglas County Development Authority Revenue Bonds (Electrical Fiber Systems, Inc.), 1.27%, 12/01/2021(a)	400,000	400,000
Floyd County Development Authority Revenue Bonds (Georgia Power Co.), 1.28%, 09/01/2026(a)	1,500,000	1,500,000
Gainesville & Hall County Hospital Authority Revenue Bonds (Northeast Georgia Health System Obligated Group), Series 2017, 1.12%, 02/15/2047(a)	20,000,000	20,000,000
Heard County Development Authority Revenue Bonds (Georgia Power Co.), 1.28%, 12/01/2037(a)	10,100,000	10,100,000
Monroe County Development Authority Revenue Bonds (Georgia Power Co.), 1.28%, 04/01/2032(a)	900,000	900,000
		62,065,000
Illinois (3.1%)
Illinois Finance Authority Revenue Bonds (Bohler-Uddeholm Corp. Project), 1.86%, 02/01/2037(a)	10,000,000	10,000,000
Illinois Finance Authority Revenue Refunding Bonds Illinois Institute Of Technology, 5.00%, 09/01/2020	250,000	254,930
Illinois Finance Authority Solid Waste Disposal Revenue Bonds (Waste Management, Inc.), 1.60%, 11/01/2044(a)	18,000,000	18,045,180
Rockford Park District Limited Tax, Series 2019B, 3.00%, 12/15/2020	1,165,000	1,180,331
		29,480,441

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Indiana (3.3%)
City of South Bend Economic Development Revenue Bonds (Dynamic R.E.H.C., Inc.), 1.15%, 09/01/2020(a)	$55,000	$55,000
Hammond Local Public Improvement Bond Bank Advance Funding Program Notes
2.25%, 06/30/2020	2,485,000	2,490,666
2.38%, 12/31/2020	3,375,000	3,394,507
Indiana Finance Authority Economic Development Revenue Bonds (Republic Services, Inc. Project), Series A, 1.35%, 05/01/2034(a)	7,000,000	7,000,560
Indiana Finance Authority Environmental Improvement Revenue Bonds (ArcelorMittal USA, Inc.), 1.17%, 08/01/2030(a)	18,675,000	18,675,000
		31,615,733
Iowa (1.3%)
Iowa Finance Authority Midwestern Disaster Area Economic Development Revenue Bonds (CJ Bio America, Inc.), 1.17%, 04/01/2022(a)	12,000,000	12,000,000

Kansas (1.4%)
City of Atchison Multi-Mode Industrial Revenue Bonds (Stress Crete, Inc.), 1.16%, 01/01/2033(a)	1,530,000	1,530,000
City of Burlington Environmental Improvement Revenue Bonds (Kansas City Power & Light Co.)
Series B, 1.17%, 09/01/2035(a)	5,000,000	5,000,000
Series A, 1.17%, 09/01/2035(a)	5,000,000	5,000,000
City of Dodge City Industrial Development Revenue Bonds (National Beef Packing Co. LLC), 1.22%, 03/01/2027(a)	1,000,000	1,000,000
City of Liberal Industrial Development Revenue Bonds (National Beef Packing Co. LLC), 1.22%, 02/01/2029(a)	1,000,000	1,000,000
		13,530,000
Kentucky (1.7%)
Kenton County Airport Board Special Facilities Revenue Bonds (Flightsafety International, Inc.), AMT, VRDN, 1.16%, 06/01/2021(a)	2,300,000	2,300,000
Louisville Regional Airport Authority Revenue Bonds (United Parcel Service, Inc.), Series B, 1.35%, 01/01/2029(a)	11,200,000	11,200,000
Pulaski County Solid Waste Disposal Revenue Bonds (East Kentucky Power Cooperative, Inc.), Series B, 1.40%, 08/15/2023(a)	2,700,000	2,700,108
		16,200,108
Louisiana (1.1%)
Louisiana Public Facilities Authority Revenue Bonds (St Mary's Dominican High School Corp.), Series B, 1.15%, 07/01/2033(a)	265,000	265,000
North Webster Parish Industrial District Revenue Bonds (Continental Structural Plastics of Louisiana LLC), 2.94%, 09/01/2021(a)	485,000	485,000
Plaquemines Port Harbor & Terminal District Revenue Bonds (International Marine Terminal Partnership Project), Series A, 2.00%, 03/15/2025(a)	10,000,000	10,007,600
		10,757,600
Maryland (3.7%)
Maryland Economic Development Corp. Revenue Bonds (Linemark Printing/501 Prince George's Boulevard Obligated Group), 1.44%, 12/01/2033(a)(c)	5,820,000	5,820,000
Maryland Economic Development Corp. Revenue Bonds (Redrock LLC Facility), 1.44%, 11/01/2022(a)	500,000	500,000
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 1.30%, 03/01/2030(a)	26,590,000	26,590,000
Washington County Revenue Bonds (Conservit, Inc.), 1.44%, 02/01/2023(a)(c)	1,580,000	1,580,000
		34,490,000

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Massachusetts (0.4%)
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Partners HealthCare System Issue), Series G, 1.10%, 07/01/2042(a)	$785,000	$785,000
North Adams City Massachusetts Bond Anticipation Notes, 2.00%, 09/10/2020	3,310,000	3,325,027
		4,110,027
Minnesota (4.0%)
JPMorgan Chase Putters/Drivers Trust, 1.24%, 06/01/2021(a)(b)	37,500,000	37,500,000

Mississippi (13.1%)
Mississippi Business Finance Corp. Revenue Bonds (Mississippi Power Co.)
1.28%, 07/01/2025(a)	10,600,000	10,600,000
1.32%, 12/01/2027(a)	9,400,000	9,400,000
1.28%, 05/01/2028(a)	13,520,000	13,520,000
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 1.92%, 11/01/2032(a)	62,000,000	62,000,000
Mississippi Business Finance Corp. Revenue Bonds (Tri-State Truck Center, Inc.), 1.09%, 03/01/2033(a)	3,240,000	3,240,000
Mississippi Business Finance Corporation Revenue Bonds (Gulf Power Company Project), AMT, VRDN, 1.23%, 12/01/2049(a)	25,300,000	25,300,000
		124,060,000
New Hampshire (1.3%)
National Finance Authority Exempt Facilities Revenue Refunding Bonds (Emerald Renewable Diesel LLC Project), AMT, VRN, 2.00%, 06/01/2049(a)(b)	12,000,000	12,044,400

New Jersey (2.0%)
City of Orange Township Country of Essex State of New Jersey General Obligation Notes, Series A, 2.00%, 12/18/2020	4,045,000	4,068,825
City of Orange Township, in The Country of Essex, State of New Jersey General Obligation Notes, Series B, 2.00%, 06/19/2020	14,700,000	14,735,721
		18,804,546
New York (4.3%)
City of Port Jervis New York Bond Anticipation Notes, 2.00%, 10/09/2020	5,000,000	5,029,150
City School District of The City of Poughkeepsie Dutchess County New York Revenue Anticipation Notes, (ST AID WITHHLDG), 1.75%, 03/25/2020	4,750,000	4,753,373
Hempstead Union Free School District Tax Anticipation Notes, (ST AID WITHHLDG), 2.50%, 06/25/2020	6,750,000	6,787,057
Long Beach New York Bond Anticipation Notes, Series B, 3.00%, 02/07/2020	3,125,000	3,125,625
New York City General Obligation Unlimited Bonds
Series C-4, 1.00%, 10/01/2027(a)	675,000	675,000
Series J-3, 1.14%, 06/01/2036(a)	150,000	150,000
Series J-2, 1.19%, 06/01/2036(a)	625,000	625,000
New York City Industrial Development Agency Revenue Bonds, FRN, (FGIC), 2.84%, 03/01/2020(a)	6,100,000	6,104,880
New York City Industrial Development Agency Revenue Bonds (Novelty Crystal Corp.), 1.39%, 12/01/2034(a)	1,300,000	1,300,000
Oneida County Industrial Development Agency Revenue Bonds (Champion Home Builders Co. Facility), 1.19%, 06/01/2029(a)	6,820,000	6,820,000
Village of Clayton Jefferson County New York Bond Anticipation Notes, Series A, 2.00%, 10/22/2020	5,000,000	5,027,450
		40,397,535

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2020 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

North Carolina (3.4%)
Hertford County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds (Nucor Corp.)
Series B, 1.12%, 11/01/2033(a)	$13,100,000	$13,100,000
Series A, 1.12%, 11/01/2033(a)	18,900,000	18,900,000
		32,000,000
North Dakota (1.6%)
Mercer County Pollution Control Revenue Commercial Paper Notes, 1.07%, 02/19/2020	15,015,000	15,015,000

Ohio (1.2%)
State of Ohio Hospital Revenue Bonds (University Hospitals Health System, Inc.), Series B, 1.12%, 01/15/2045(a)	11,655,000	11,655,000

Oklahoma (1.0%)
Muskogee City-County Trust Port Authority Revenue Bonds (USA, Inc. Project), AMT, VRDN, 1.10%, 05/01/2023(a)	5,700,000	5,700,000
Muskogee Industrial Trust Pollution Control Revenue Refunding Bonds (Oklahoma Gas & Electric Co.), Series A, 1.13%, 06/01/2027(a)	3,950,000	3,950,000
		9,650,000
Pennsylvania (4.9%)
Franklin County Industrial Development Authority Revenue Bonds (Precast System LLC), Series A, 1.44%, 11/01/2021(a)	100,000	100,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (Republic Services, Inc.)
Series A, 1.20%, 04/01/2034(a)	1,500,000	1,500,270
Series B, 1.20%, 04/01/2049(a)	1,500,000	1,500,270
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (Waste Management PA Obligated Group), 1.45%, 08/01/2045(a)	19,250,000	19,250,000
Philadelphia Authority for Industrial Development Revenue Bonds (Thomas Jefferson University Obligated Group), Series 2017B, 1.13%, 09/01/2050(a)	14,000,000	14,000,000
School District of Philadelphia Pennsylvania Tax & Revenue Anticipation Notes, Series C, 4.00%, 03/31/2020	10,000,000	10,049,000
		46,399,540
Tennessee (0.1%)
Wilson County Industrial Development Board Revenue Bonds (Kenwal Steel Tennessee LLC), 1.27%, 06/01/2037(a)(b)	1,025,000	1,025,000

Texas (3.7%)
Katy Independent School District Refunding Bonds, Series C, 1.40%, 08/15/2036(a)	4,500,000	4,499,460
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds (Republic Services, Inc.), 1.45%, 01/01/2026(a)	4,000,000	4,000,000
Port of Corpus Christi Authority of Nueces County Solid Waste Disposal Revenue Bonds (Flint Hills Resources LP)
1.03%, 04/01/2028(a)	7,000,000	7,000,000
Series A, 1.23%, 07/01/2029(a)(b)	14,725,000	14,725,000
1.03%, 01/01/2030(a)	4,300,000	4,300,000
		34,524,460
Utah (0.8%)
Tender Option Bond Trust Receipts/Certificates
Series 2018, 1.24%, 07/01/2026(a)(b)	6,330,000	6,330,000
Series 2017, 1.19%, 07/01/2047(a)(b)	1,500,000	1,500,000
		7,830,000
Washington (0.3%)
Washington Economic Development Finance Authority Solid Waste Disposal Revenue Bonds (Waste Management, Inc.), 2.13%, 06/01/2020(a)(b)	3,000,000	3,003,060

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2020 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Wisconsin (2.8%)
Burlington Area School District Wisconsin Tax & Revenue Anticipation Promissory Note, 2.00%, 09/24/2020	$2,050,000	$2,059,000
Village of Menomonee Falls Industrial Development Revenue Bonds (Reich Tool & Design, Inc.), 1.08%, 11/01/2036(a)	2,070,000	2,070,000
Wisconsin Public Finance Authority Revenue Bonds (Waste Management, Inc.)
Series A-1, 1.45%, 06/01/2023(a)	10,000,000	10,000,000
1.12%, 10/01/2025(a)	5,500,000	5,500,000
1.12%, 09/01/2027(a)	6,500,000	6,500,000
Wisconsin State Health & Educational Facilities Revenue Bond (Community Care, Inc.), 1.00%, 09/01/2032(a)	250,000	250,000
		26,379,000
Wyoming (0.3%)
Gillette Environmental Improvement Revenue Bonds (Black Hills Corp.), Series A, 1.15%, 06/01/2024(a)	2,855,000	2,855,000
Total Municipal Bonds		945,301,291

SHORT-TERM INVESTMENT (0.0%)
UNITED STATES (0.0%)
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares	53,519	53,530
Total Short-Term Investment		53,530
Total Investments (Cost $945,146,176) —99.9%		945,354,821
Other Assets in Excess of Liabilities—0.1%		1,124,546
Net Assets—100.0%		$946,479,367

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	All or a portion of the security has been designated as collateral for the line of credit.

FRN	Floating Rate Note

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen Diversified Alternatives Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (74.7%)
Alternative Investment (46.0%)
AQR Managed Futures Strategy Fund, Class I	138,541	$1,130,496
BlackRock Global Long/Short Equity Fund, Institutional Class	284,514	3,294,665
Gotham Neutral Fund, Institutional Class(a)	387,110	3,855,615
Otter Creek Long/Short Opportunity Fund, Institutional Class	126,882	1,518,778
Water Island Diversified Event-Driven Fund, Class I	451,154	4,407,771
		14,207,325
Fixed Income Funds (28.7%)
Eaton Vance Floating-Rate Fund, Class I	713,359	6,320,358
Nuveen Preferred Securities Fund, Institutional Class	144,756	2,562,189
		8,882,547
Total Mutual Funds		23,089,872

EXCHANGE-TRADED FUNDS (21.3%)
Equity Funds (17.2%)
iShares Edge MSCI Min Vol USA ETF(b)	14,801	993,739
iShares Edge MSCI USA Momentum Factor ETF	5,032	655,468
iShares Edge MSCI USA Quality Factor ETF	7,560	758,344
iShares Edge MSCI USA Size Factor ETF	7,778	748,010
iShares Edge MSCI USA Value Factor ETF	9,352	807,452
iShares MSCI United Kingdom Small-Cap ETF(b)	18,113	769,531
iShares Nasdaq Biotechnology ETF(b)	2,596	295,451
X-trackers MSCI Japan Hedged Equity ETF	7,297	302,752
		5,330,747
Fixed Income Fund (4.1%)
iShares TIPS Bond ETF	10,629	1,265,489
Total Exchange-Traded Funds		6,596,236

SHORT-TERM INVESTMENT (4.5%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(c)	1,385,972	1,385,972
Total Short-Term Investment		1,385,972
Total Investments (Cost $30,638,153) —100.5%		31,072,080
Liabilities in Excess of Other Assets—(0.5)%		(167,864)
Net Assets—100.0%		$30,904,216

(a)	Non-income producing security.
(b)	All or a portion of the securities are on loan. The total value of all securities on loan is $853,225. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

ETF	Exchange-Traded Fund
TIPS	Treasury Inflation Protected Securities

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen Diversified Income Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (25.6%)
Fixed Income Funds (25.6%)
Eaton Vance Floating-Rate Fund, Class I	184,967	$1,638,811
Invesco Oppenheimer International Bond Fund, Class Y(a)	140,407	780,661
Nuveen Preferred Securities Fund, Institutional Class	43,279	766,035
		3,185,507
Total Mutual Funds		3,185,507

EXCHANGE-TRADED FUNDS (72.2%)
Equity Funds (55.0%)
iShares Core S&P 500 ETF	1,907	616,419
iShares Emerging Markets Dividend ETF	12,119	466,218
iShares MSCI EAFE Value ETF	22,857	1,092,793
iShares MSCI Japan ETF	8,395	484,811
iShares MSCI Pacific ex Japan ETF	5,631	252,494
iShares MSCI United Kingdom ETF	7,463	243,592
iShares Select Dividend ETF	9,482	983,852
Vanguard High Dividend Yield ETF(b)	21,475	1,961,956
WisdomTree Europe Hedged Equity Fund	5,365	364,176
X-trackers MSCI Japan Hedged Equity ETF(b)	8,844	366,938
		6,833,249
Fixed Income Funds (17.2%)
iShares Edge U.S. Fixed Income Balanced Risk ETF	1,230	126,167
iShares Emerging Markets High Yield Bond ETF	8,180	390,922
iShares JP Morgan EM Local Currency Bond ETF	16,838	733,295
iShares U.S. & International High Yield Corp Bond ETF	17,876	886,650
		2,137,034
Total Exchange-Traded Funds		8,970,283

SHORT-TERM INVESTMENT (2.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(c)	257,927	257,927
Total Short-Term Investment		257,927
Total Investments (Cost $12,085,418) —99.9%		12,413,717
Other Assets in Excess of Liabilities—0.1%		15,278
Net Assets—100.0%		$12,428,995

(a)	Non-income producing security.
(b)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,369,374. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

ETF	Exchange-Traded Fund

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2020 (Unaudited)

Aberdeen Dynamic Allocation Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (13.6%)
Fixed Income Funds (13.6%)
Eaton Vance Floating-Rate Fund, Class I	122,264	$1,083,263
Invesco Oppenheimer International Bond Fund, Class Y(a)	63,148	351,102
Nuveen Preferred Securities Fund, Institutional Class	6,615	117,090
		1,551,455
Total Mutual Funds		1,551,455

EXCHANGE-TRADED FUNDS (83.3%)
Equity Funds (66.3%)
iShares Core S&P 500 ETF	5,295	1,711,556
iShares MSCI EAFE ETF	8,436	569,261
iShares MSCI Emerging Markets ETF	10,677	449,608
iShares MSCI Eurozone ETF	14,116	571,416
iShares MSCI Japan ETF	9,612	555,093
iShares Russell 2000 ETF(b)	6,289	1,009,573
iShares Russell Mid-Cap ETF	16,729	989,019
Vanguard High Dividend Yield ETF	2,570	234,795
WisdomTree Europe Hedged Equity Fund	16,497	1,119,816
X-trackers MSCI Japan Hedged Equity ETF(b)	8,341	346,068
		7,556,205
Fixed Income Funds (17.0%)
iShares Edge U.S. Fixed Income Balanced Risk ETF	6,690	686,227
iShares Emerging Markets High Yield Bond ETF	5,437	259,834
iShares JP Morgan EM Local Currency Bond ETF	9,734	423,916
iShares TIPS Bond ETF	964	114,774
iShares U.S. & International High Yield Corp Bond ETF	9,109	451,806
		1,936,557
Total Exchange-Traded Funds		9,492,762

SHORT-TERM INVESTMENT (3.2%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(c)	366,454	366,454
Total Short-Term Investment		366,454
Total Investments (Cost $10,487,671) —100.1%		11,410,671
Liabilities in Excess of Other Assets—(0.1)%		(7,615)
Net Assets—100.0%		$11,403,056

(a)	Non-income producing security.
(b)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,302,305. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

ETF	Exchange-Traded Fund
TIPS	Treasury Inflation Protected Securities

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments (unaudited)

January 31, 2020

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Funds (the "Trust" and each of its series a “Fund,” or collectively, the “Funds”) in the preparation of their financial statements. The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Funds’ Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.

Foreign Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board of Trustees of the Trust (the “Board”). If there are no current-day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by Aberdeen generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower or, occasionally, higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value (“NAV”). Generally, these investment types are categorized as Level 1 investments.

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Notes to Statements of Investments (unaudited) (concluded)

January 31, 2020

Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time (as defined below)), the security is valued at fair value as determined by the Funds' Pricing Committee (the "Pricing Committee"), taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Board. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Asia-Pacific (ex-Japan) Equity Fund